Filed electronically with the Securities and Exchange
                         Commission on November 26, 1999

                                                               File No. 2-91578
                                                               File No. 811-4048

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /    /

                           Pre-Effective Amendment No.                    /    /
                         Post-Effective Amendment No. 28
                                                      ----                /  X /
                                     And/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /    /

         Amendment No. 30
                       ----                                               /  X /


                                AARP Growth Trust
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

            Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                                --------------

                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/    / Immediately upon filing pursuant to paragraph (b)
/    / 60 days after filing pursuant to paragraph (a) (1)
/    / 75 days after filing pursuant to paragraph (a) (2)
/    / On _________________ pursuant to paragraph (b)
/  X / On February 1, 2000 pursuant to paragraph (a) (1)
/    / On _________________ pursuant to paragraph (a) (2) of Rule 485.

       If Appropriate, check the following box:
/    / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Prospectus

       AARP Investment Program from Scudder

       A family of no-load mutual funds pursuing competitive returns while actively seeking to manage downside risk.


       February 1, 2000


       Money Funds
       AARP High Quality Money Fund
       AARP High Quality Tax Free Money Fund
       AARP Premium Money Fund

       Income Funds
       AARP High Quality Short Term Bond Fund
       AARP GNMA and U.S. Treasury Fund
       AARP Insured Tax Free General Bond Fund
       AARP Bond Fund for Income

       Growth and Income Funds
       AARP Balanced Stock and Bond Fund
       AARP Growth and Income Fund
       AARP U.S. Stock Index Fund

       Growth Funds
       AARP Capital Growth Fund
       AARP Small Company Stock Fund


       Global Funds
       AARP Global Growth Fund
       AARP International Stock Fund


       Managed Investment Portfolios
       AARP Diversified Income with Growth Portfolio
       AARP Diversified Growth Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                                Table of Contents


Individual Fund Descriptions

This section includes main investment and risk management strategies, main risks and summaries of past performance and expenses for the purpose of comparison. The AARP Mutual Funds are generally presented in order from conservative to aggressive (with the exception of the Managed Investment Portfolios, which invest in other AARP Mutual Funds).


     2   MONEY FUNDS
     4   AARP High Quality Money Fund
     8   AARP High Quality Tax Free Money Fund
    12   AARP Premium Money Fund

    16   INCOME FUNDS
    18   AARP High Quality Short Term Bond Fund
    22   AARP GNMA and U.S. Treasury Fund
    26   AARP Insured Tax Free General Bond Fund
    30   AARP Bond Fund for Income

    34   GROWTH AND INCOME FUNDS
    36   AARP Balanced Stock and Bond Fund
    40   AARP Growth and Income Fund
    44   AARP U.S. Stock Index Fund

    48   GROWTH FUNDS
    50   AARP Capital Growth Fund
    54   AARP Small Company Stock Fund


    58   GLOBAL FUNDS
    60   AARP Global Growth Fund
    64   AARP International Stock Fund

    68   MANAGED INVESTMENT PORTFOLIOS
    70   AARP Diversified Income with Growth Portfolio
    74   AARP Diversified Growth Portfolio

Shareholder Information

Here you will find information relating to account policies, the investment adviser and financial highlights.

    78   YOUR ACCOUNT

         This section shows how to open and maintain an account in AARP Mutual Funds, including transaction policies.

    79   Opening an AARP Mutual Fund Account
    82   Making Exchanges and Redemptions
    85   Tax Considerations and Distributions
    86   How to Reach Us
    87   The AARP Investment Program's Educational Commitment

    88   FUND DETAILS

         A description of the investment adviser and additional performance data on the AARP Mutual Funds are covered here.

    88   Investment Adviser

    92   Financial Highlights

      Back Cover   WHERE TO GET MORE INFORMATION

Money Funds


AARP High Quality Money Fund

AARP High Quality Tax Free Money Fund

AARP Premium Money Fund




         These funds seek current income, while maintaining stability of principal. They all invest in high-quality short-term securities and distribute income, if any, to shareholders monthly. Their yields are most affected by short-term interest rates. In making your choice from the three available funds, consider how much you can invest, what your checkwriting needs may be and whether tax-free income makes sense for you.


         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. The funds' investment goals and strategies may be changed without a vote of shareholders.

Are Money Funds Right for You?

       A money fund may be a good choice for you if:

       o you want stability of principal

       o you want some checkwriting privileges

       o you plan to invest for less than three years

       o you are looking for a fund in which to invest the cash portion of your overall portfolio

AARP High Quality
Money Fund

Goal
         The fund seeks to provide current income and liquidity, consistent with stability and safety of principal, while maintaining a constant share price of $1. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy
         The fund pursues its goal by investing principally in short-term debt securities issued by:

         o U.S. corporations and financial institutions
         o the U.S. government and its agencies

         The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. The fund maintains an average dollar-weighted maturity of 90 days or less.

         In selecting securities, the fund emphasizes corporate securities and conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the managers' perception of monetary conditions, the available supply of appropriate investments and the managers' projections for short-term interest rate movements.

Other Investments

         The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies

         The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit rating. The fund also diversifies its portfolio across many industry sectors and issuers.

Main Risks

         As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

         Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past Performance

         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

                                 [To Be Updated]



--------------------------------------------------------------------------------
          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


          CHART APPEARS HERE


                 '90    '91   '92   '93   '94   '95    '96   '97   '98     `99
          Best Quarter:  ___ Quarter `__, up ____%
          Worst Quarter:  3rd Quarter `93, up 0.51%


--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------

          Shares                          0.00        0.00       0.00
          Consumer Price Index^2           0.00        0.00       0.00

     1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.


     2 Consumer Price Index is produced by the U.S. Bureau of Labor Statistics and represents the prices of a basket of some 90,000 goods and services.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]

--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  0.00
          Net Expenses*                                          ____

          *Expenses will be capped at 0.95% through 1/31/2001

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.




--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------         $--------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses and reinvestment of all dividends and distributions.


Portfolio Managers

          Frank J. Rachwalski, Jr., lead portfolio manager, joined the adviser in 1973 and began his investment career at that time.

          Jerri I. Cohen, portfolio manager, joined the adviser in 1998 and began her investment career in 1981.

AARP High Quality
Tax Free Money Fund

Goal

         The fund seeks to provide liquidity and current income that is free from federal income tax, consistent with stability and safety of principal, while maintaining a constant share price of $1. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing at least 80% of assets in tax-exempt, short-term municipal securities. All of the fund's investments have credit ratings within the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that portfolio managers believe to be of comparable quality. The fund maintains an average dollar-weighted maturity of 90 days or less.


         In selecting securities, the fund conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the managers' perception of monetary conditions, the available supply of appropriate investments and the managers' projections for short-term interest rate movements.

Other Investments

         The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies

         The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its portfolio across industry sectors and issuers.

         As an extreme defensive measure, the fund may temporarily invest more than 20% of assets in taxable short-term securities. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

         To the extent that the fund invested in taxable securities, a portion of its income would be taxable. The fund's other investment strategies entail other risks.

         Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

Past Performance

         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------
          AVERAGE ANNUAL RETURNS1 (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           '90   '91    '92   '93   '94   '95   '96    '97   '98   `99
          Best Quarter:  2nd Quarter '__, up ____%
          Worst Quarter:  1st Quarter '94, up 0.37%

--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------


          Shares                        ____        ____       ____
          Consumer Price Index^2        ____        ____       ____


     1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.


     2 Consumer Price Index is produced by the U.S. Bureau of Labor Statistics and represents the prices of a basket of some 90,000 goods and services. Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]

--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------         $--------

          The example is based on Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses and reinvestment of all dividends and distributions.

Portfolio Managers

          Frank J. Rachwalski, Jr., lead portfolio manager, joined the adviser in 1973 and began his investment career at that time.


          Jerri I. Cohen, portfolio manager, joined the adviser in

          1998 and began her investment career in 1981.

AARP Premium
Money Fund

Goal

         The fund seeks to provide high current income and liquidity, consistent with stability and safety of principal, while maintaining a constant share price of $1. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing principally in short-term debt securities issued by:

         o U.S. corporations and financial institutions
         o the U.S. government and its agencies


         The fund generally invests only in securities with credit ratings in the two highest categories as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. The fund maintains an average dollar-weighted maturity of 90 days or less.


         In selecting securities, the fund emphasizes corporate securities and conducts thorough credit analyses to identify what appear to be the safest investments. From this group, the fund then selects individual securities based on the managers' perception of monetary conditions, the available supply of appropriate investments and the managers' projections for short-term interest rate movements.



         The fund's relatively high minimum initial investment ($10,000), minimum balance ($7,500) and minimum check ($1,000) requirements are expected to reduce transaction and fund expenses, thereby generating a higher yield.

         Other Investments

         The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies

         The fund manages credit risk by investing only in high quality securities, whose issuers are considered unlikely to default, based on their credit ratings. The fund also diversifies its portfolio across many industry sectors and issuers.

Main Risks

         As with most money market funds, the major factor affecting this fund's performance is short-term interest rates. If short-term interest rates fall, the fund's yield is also likely to fall. Moreover, the portfolio managers' strategy or choice of specific investments may not perform as expected. This fund may have lower returns than other funds that invest in lower-quality securities. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

         Your investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund strives to maintain a $1 share price, it is possible that you could lose money by investing in the fund.

         Past Performance

         As this is a new fund, no past performance data are available.

Fees and Expenses

         The table below describes the estimated expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  ____
          Net Expenses*                                          0.50

          *Expenses will be capped at 0.50% through 1/31/2001.

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------



            1 Year         3 Years           5 Years         10 Years

--------------------------------------------------------------------------------


          $-----            $------            $            $


          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers

          Frank J. Rachwalski, Jr., lead portfolio manager, joined the adviser in 1973 and began his investment career at that time.

          Jerri I. Cohen, portfolio manager, joined the adviser in 1998 and began her investment career in 1981.

Income Funds


AARP High Quality Short Term Bond Fund

AARP GNMA and U.S. Treasury Fund

AARP Insured Tax Free General Bond Fund

AARP Bond Fund for Income

         These funds seek high current income by investing primarily in bonds. Each fund invests at least 65% of its assets in investment-grade debt securities, and distributes income, if any, to shareholders monthly. Each fund's performance is affected by changes in interest rates. When interest rates rise, bond prices usually fall, and prices of bonds with long maturities generally fall the most.

         Duration, a measurement based on the estimated payback period or the term to maturity of a bond (or portfolio of bonds), is the most widely used gauge of sensitivity to interest rate change. Like maturity, duration is expressed in years. The longer a fund's duration, the more sharply its share price is likely to rise or fall when interest rates change.

         Income funds are generally less risky investments than growth funds. At the same time, they provide generally lower long-term returns than growth funds.

         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. Each fund's investment goals and strategies may be changed without a vote of shareholders.

Are Income Funds Right for You?

       An income fund may be a good choice for you if:

       o you want a source of regular monthly income

       o you want to add an income component to diversify your portfolio

       o you can invest in the fund for at least three years

       o you can handle some ups and downs in investment performance

AARP High Quality
Short Term Bond Fund

Goal

         The fund seeks to produce a high level of current income while actively seeking to reduce downside risk as compared with other short-term bond mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing principally in short-term debt securities. It maintains a weighted average portfolio duration of less than three years. The fund may invest in securities issued by U.S. corporations or by the U.S. government and its agencies. The fund may invest in bonds with investment-grade credit ratings as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. At least 65% of the fund's assets must be invested in securities with credit ratings in the two highest categories as rated by one or more nationally recognized rating services.


         In managing its portfolio, the fund analyzes economic trends to identify market sectors (such as financial services or energy) and types of bonds that appear likely to outperform the short-term bond market as a whole. The fund has tended to favor asset-backed and mortgage-backed securities, both of which represent partial ownership in pools of specific loans, such as car loans and mortgages. In selecting individual securities, the fund researches the issuer's creditworthiness and the terms connected with repayment of the security, among other factors.

Other Investments

         The fund may invest in foreign debt securities that are traded in U.S. dollars. It may also invest up to 20% of assets in bonds that are traded in foreign currencies, but has not done so in the past.


Risk Management Strategies


         Exposure to credit risk is low because all of the fund's securities are investment-grade, and their issuers are considered unlikely to default, based on their credit ratings. While the fund emphasizes certain market sectors and types of bonds, it nonetheless diversifies its portfolio across sectors and issuers. The fund may seek out bonds with "call protection," which limits an issuer's ability to pay off a loan early and reduces downside risk when interest rates fall. The fund may also, but is not required to, use certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to attempt to manage risk.


         The fund's primary defensive strategy is to reduce its average duration to as short as one year. As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         As with most bond funds, the major factor affecting this fund's performance is interest rates. If interest rates drop significantly, holders of the mortgages represented by mortgage-backed securities are more likely to refinance, thus prepaying their obligations and potentially forcing the fund to reinvest in securities that pay lower interest rates.

         If certain sectors or investments don't perform as the portfolio managers expect, the fund could substantially underperform other short-term bond mutual funds or lose money. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market. It is also possible that bonds in the fund's portfolio could be downgraded in credit rating or go into default.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

                                 [To Be Updated]


--------------------------------------------------------------------------------
          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           '90   '91    '92   '93   '94   '95   '96    '97   '98   `99
          Best Quarter: ___ Quarter `__, up ____%


          Worst Quarter:  1st Quarter '94, down 3.45%


--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------

          Shares                       ____        ____       ____
          Lehman Brothers Aggregate
          Bond Index^2                 ____        ____       ____


     1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

     2 Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds, and mortgage securities, weighted by market value.

     Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------         $--------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions.

Portfolio Managers


          Robert S. Cessine, co-lead portfolio manager, joined the adviser in 1993 and began his investment career in 1982.

         John E. Dugenske, co-lead portfolio manager, joined the adviser in 1998 and began his investment career in 1990.

AARP GNMA and
U.S. Treasury Fund

Goal

         The fund seeks to produce a high level of income while actively seeking to reduce downside risk as compared with other GNMA mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing primarily in high-quality GNMA and U.S. Treasury securities. GNMA, also known as Ginnie Mae, stands for the Government National Mortgage Association. GNMA securities represent partial ownership interest in a pool of mortgage loans, for which GNMA guarantees timely payment of principal and interest.

         In managing its portfolio, the fund considers the relative merits of investing in GNMA or U.S. Treasury securities -- particularly yield and availability -- in determining how it will allocate its investment between the two. The fund seeks to maximize income and manage risk by investing in securities of varying maturities.

Risk Management Strategies

         Exposure to credit risk is low because most of the fund's securities are issued or guaranteed by the U.S. government. This guarantee, however, does not apply to the fund's yield or the value of shares of the fund.

         The fund's primary defensive strategy is to reduce its average duration to as short as one year. As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         As with most bond funds, the major factor affecting this fund's performance is interest rates. If interest rates drop significantly, holders of the mortgages represented by GNMA securities are more likely to refinance, thus prepaying their obligations and potentially forcing the fund to reinvest in securities that pay lower interest rates.

         The value of an investment in the fund will fluctuate over time and it is possible to lose money invested in the fund.

         Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------
          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------

          Annual Total Returns (%) as of 12/31 each year
          CHART APPEARS HERE


                 '90    '91   '92   '93   '94   '95    '96   '97   '98   `99
          Best Quarter:  ___ Quarter '__, up ____%
          Worst Quarter:  1st Quarter '94, down 2.44%




--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------


          Shares                       ____        ____       ____
          Lehman Brothers Mortgage
          GNMA Index^2                 ____        ____       ____

     1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

     2 Lehman Brothers Mortgage GNMA Index, an unmanaged measure of all fixed-rate securities backed by mortgage pools of GNMA.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]



--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------          $------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses and reinvestment of all dividends and distributions

Portfolio Managers

          Richard L. Vandenberg, lead portfolio manager, joined the adviser in 1993, and began his investment career in 1975.

          Scott E. Dolan, portfolio manager, joined the adviser in

          1989 and began his investment career at that time.

          John E. Dugenske, portfolio manager, joined the adviser in 1998, and began his investment career in 1990.

AARP Insured Tax Free General Bond Fund

Goal

         The fund seeks to produce a high level of income that is free from federal income taxes while actively seeking to reduce downside risk as compared with other insured tax-free bond mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing at least 80% of its assets in high-quality, tax-exempt municipal securities, most of which carry insurance that would pay the principal and interest in the event of default.

         In managing its portfolio, the fund analyzes economic trends to identify the market sectors (such as healthcare or energy) and the types of bonds that appear likely to outperform the tax-free bond market as a whole. The fund also assesses changes in the risk-return ratios between bonds of varying maturities. In choosing individual securities, the portfolio managers research the issuer's creditworthiness and the terms connected with repayment, among other factors.

Other Investments

         The fund may invest up to 20% of assets in U.S. government securities or repurchase agreements based on these securities. Repurchase agreements are contracts to sell and subsequently buy back a security at a specified date and price. Normally, however, the fund expects to be fully invested in tax-exempt securities.

         Risk Management Strategies


         The fund manages its exposure to interest rate risk by maintaining a duration that is generally shorter than comparable mutual funds, and adjusting its duration in response to market conditions. The fund minimizes its exposure to default risk because at least 65% of its securities are privately insured. However, this insurance does not prevent the fund's share price from falling. The fund may also, but is not required to, use certain derivatives (financial instruments that derive their value from other securities, commodities or indices) and other investment techniques to attempt to attempt to manage risk.


         As an extreme defensive measure, the fund may temporarily invest more than 20% of assets in taxable short-term securities. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         As with most bond mutual funds, the major factor affecting this fund's performance is interest rates. When interest rates rise, the prices of bonds (and bond mutual funds) typically fall in proportion to their duration. Moreover, this fund may have lower returns than other tax-free bond mutual funds that invest in lower-quality securities or maintain longer durations. It is also possible that securities in the fund's portfolio could be downgraded in credit rating or go into default.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


                 '90    '91   '92   '93   '94   '95    '96   '97   '98   `99

          Best Quarter:  1st Quarter '95, up 7.08%
          Worst Quarter:  1st Quarter '94, down 5.90%




--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------


          Shares                       ____        ____       ____
          Lehman Brothers Municipal
          Bond Index^2                 ____        ____       ____

     1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

     2 Lehman Brothers Municipal Bond Index, an unmanaged measure of municipal bonds with maturities of at least two years, weighted by market value.

         Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------          $------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses and reinvestment of all dividends and distributions

Portfolio Managers


          Philip G. Condon, co-lead portfolio manager, joined the adviser in 1983 and began his investment career in 1977.

          Ashton P. Goodfield, co-lead portfolio manager, joined the adviser in 1986 and began her investment career at that time.

AARP Bond Fund
for Income

Goal

         The fund seeks to produce a high level of current income while actively seeking to reduce downside risk as compared with other long-term bond mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing at least 65% of its assets in high-quality bonds of any maturity with credit ratings of investment-grade, as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. The fund may also invest in bonds with credit ratings that are below investment-grade. These high-yield, low-quality bonds may represent up to 35% of the fund's assets.

         The fund primarily focuses on corporate bonds, although it also invests in other types of securities. In managing its portfolio, the fund analyzes economic trends to identify market sectors (such as media or financial services) and types of bonds that appear likely to outperform the long-term bond market as a whole. In choosing individual securities, the fund researches each issuer's creditworthiness and the terms connected with repayment, among other factors.

Risk Management Strategies


         The fund manages its exposure to interest rate risk by adjusting its duration. The fund also diversifies its portfolio across sectors and issuers. The fund may seek out bonds with "call protection," which limits an issuer's ability to pay off a loan early and reduces downside risk when interest rates fall. The fund may also, but is not required to, make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to attempt to manage risk.


         As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         As with most bond mutual funds, the most significant factor affecting this fund's performance is interest rates. When interest rates rise, the price of bonds (and bond mutual funds) typically falls in proportion to their duration. Moreover, if certain sectors or securities don't perform as the portfolio managers expect, the fund could substantially underperform other bond mutual funds or lose money. It is also possible that bonds in the fund's portfolio could be downgraded in credit rating or go into default.


         Issuers whose bonds are below investment-grade may be in impaired financial condition and may be affected by stock market shifts. The prices of their bonds, therefore, tend to act more like stocks to a greater degree than the prices of investment-grade bonds.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


                 `90    `91   `92   `93   `94   `95    `96   `97   '98   `99


          Best Quarter:  3rd Quarter '98, up 2.17%
          Worst Quarter:  4th Quarter '98, up 0.58%


--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                                     Since Inception
                                        1 Year          (2/1/97)
--------------------------------------------------------------------------------


          Shares                       ____            ____
          Lehman Brothers Aggregate

          Bond Index^2                 ____            ____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds and mortgage securities, weighted by market value.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  ____
          Net Expenses*                                          ____

          *Expenses will be capped at 0.75% through 1/31/2001.




         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $------         $------          $------         $--------


          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers

          Robert S. Cessine, lead portfolio manager, joined the adviser in 1993 and began his investment career in 1982.

Growth and Income
Funds

AARP Balanced Stock and Bond Fund

AARP Growth and Income Fund

AARP U.S. Stock Index Fund

         These funds seek a combination of capital growth and income and make distributions, if any, to shareholders quarterly. Each fund emphasizes investments in the securities of companies that offer above-average dividend yields. Each fund has its own goal, investment strategies and risk profile.

         The advantages of growth and income mutual funds are: opportunities for capital growth and current income in a single investment; potentially less volatility than purely growth-oriented investments; and potentially strong long-term growth. At the same time, growth and income mutual funds are not likely to perform quite as well over the long term as purely growth-oriented investments.

         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. The funds' investment goals and strategies may be changed without a vote of shareholders.

Are Growth and Income Funds Right
for You?

       A growth and income fund may be a good choice for you if:

       o you want long-term growth with less risk than a purely growth-oriented investment

       o you can invest for at least three to five years in the AARP Balanced Stock and Bond Fund, or for at least five years in the other growth and income funds

       o you can handle some ups and downs in investment performance

       o you are building a diversified portfolio with a few core investments

AARP Balanced Stock
and Bond Fund

Goal

         The fund seeks to provide long-term capital growth and income while actively seeking to reduce downside risk as compared with other balanced mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing primarily in a diversified mix of stocks with above-average dividend yields, high-quality bonds and cash reserves.


         In managing its portfolio, the fund considers yield and other valuation and growth factors, meaning that it focuses its investments on companies whose dividends and earnings prospects are believed to be attractive relative to the average derived from its benchmark index. The fund may sell securities if their yield or growth prospectus are expected to be below the benchmark average.

         The fund may invest up to 70% of its assets in equity securities including dividend paying and non-dividend paying stocks. The remainder of the fund's assets will be invested in investment-grade debt securities or cash. In managing its portfolio, the fund does not attempt to time the market. When changes in the overall financial climate -- interest rates, cash flows or inflation -- warrant action, the portfolio managers will generally make incremental adjustments to the fund's asset allocation.


         In selecting equity securities, the fund seeks out companies with a history of paying regular dividends that also appear to offer opportunities for growth in earnings and capital. Typically, companies that meet these criteria are large. The fund invests primarily in the securities of U.S. companies, but may also invest in the equity securities of foreign companies.

         All of the fund's debt securities must be investment-grade at the time of purchase, as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. Of these, 75% must be rated within the three highest credit categories. Inside these bounds, the fund may invest in bonds of any maturity issued by U.S. and foreign governments or corporations. The fund generally selects individual bonds based on maturities and yields, with an emphasis on corporate bonds.

Risk Management Strategies


         The fund manages risk in its stock allocation by diversifying widely among industries and companies. Stocks that pay high dividends can often provide a "cushion" of steady income during periods of high market volatility. Its bond investments are diversified by maturity, credit quality and industry. The fund may also, but is not requjred to, make limited use of certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to attempt to manage risk.


         As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         The primary factor affecting this fund's performance is stock market movements. If certain sectors or securities don't perform as its portfolio managers expect, the fund could substantially underperform other balanced mutual funds or lose money. To the extent that the fund invests in bonds, the most significant risk is that interest rates will rise, and the prices of bonds held by the fund will fall in proportion to their duration. It is also possible that bonds in the fund's portfolio could be downgraded in credit rating or go into default.


         The fund's asset allocation could prove to be less appropriate to market conditions than other balanced mutual funds, and its portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


                 `90    `91   `92   `93   `94   `95    `96   `97   '98   `99

          Best Quarter:  2nd Quarter '97, up 10.36%
          Worst Quarter:  3rd Quarter '98, down 7.02%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                                                Since
                                                              Inception
                                       1 Year       5 Years    (2/1/94)
--------------------------------------------------------------------------------

          Shares                       ____            ____   ____

          Lehman Brothers
          Aggregate Bond Index^2       ____            ____   ____
          S&P 500 Composite Stock
          Price Index^3               _____            ____  _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds and mortgage securities, weighted by market value.

          3 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization- weighted index that includes 500 large-cap stocks.

          Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------         $--------

          The example is based on the Annual Total Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers


          Kathleen T. Millard, lead portfolio manager, joined the adviser in 1991 and began her investment career in 1983.

          Robert R. Cessine, portfolio manager, joined the adviser in 1993 and began his investment career in 1982. Greg Adams, portfolio manager, joined the adviser in ____and began his investment career in ____.

AARP Growth and
Income Fund

Goal

         The fund seeks to provide long-term capital growth and income while actively seeking to reduce downside risk as compared with other growth and income mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

          The fund pursues its goal by investing primarily in common stocks and securities convertible into common stocks.


         In managing its portfolio, the fund considers yield and other valuation and growth factors, meaning that it focuses its investments on securities of companies whose dividends and earnings prospects are believed to be attractive relative to the average derived from its benchmark index, the S&P 500 Index. Typically, companies that meet these criteria are large. The fund may sell securities if their yield or growth prospectus are expected to be below the benchmark average. The fund invests primarily in U.S. companies, but may also invest in the equity securities of foreign companies.


Other Investments

         The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies


         The fund manages risk by diversifying widely among industries and companies. It also invests significantly in dividend-paying stocks, whose prices have, oftentimes, tended to fall less in down markets. Derivatives (financial instruments that derive their value from other securities, commodities or indices) may, but are not required to, be used to a limited extent to attempt to manage risk as well.


         As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks


         The primary factor affecting this fund's performance is stock market movements. The value of your investment will fluctuate over time, and you could lose money.

         If the strategy used by the fund or specific securities don't perform as well as expected, the fund could underperform other growth and income mutual funds or lose money. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           `90   `91    `92   `93   `94   `95   `96    `97   '98   `99

          Best Quarter:  2nd Quarter '97, up 15.49%
          Worst Quarter:  3rd Quarter '98, down 13.75%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------


          Shares                       ____       _____      _____
          S&P 500 Composite
          Stock Price Index^2         _____        ____      _____

          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap stocks.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------          $------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers


          Kathleen T. Millard, lead portfolio manager, joined the adviser in 1991and began her investment career in 1983.

          Benjamin W. Thorndike, portfolio manager, joined the adviser in 1983 and began his investment career in 1980.

          Greg Adams, portfolio manager, joined the adviser in ____ and began his investment career in ____.

AARP U.S. Stock
Index Fund

Goal


         The fund seeks to provide long-term capital growth and income but with less risk of loss to its portfolio than other mutual funds that track the S&P 500 Index, measured by the frequency and amount by which total return fluctuates downward. Educating shareholders on investment topics affecting their lives is also a goal.


Investment Strategy


         The fund pursues its goal by emphasizing common stock with above-average dividend yields, while maintaining investment characteristics otherwise similar to the S&P 500 Index. Under normal market conditions, the fund will invest at least 95% of its assets in common stocks, futures contracts and options, primarily on the S&P 500 Index.


         The fund screens the companies in the Index to identify those that, on an overall basis, pay above-average dividends on their securities. By using a proprietary computer model to give more weight to these companies in the portfolio, the fund expects volatility to be somewhat less than that of the S&P 500 Index over time. The total return will generally track the S&P 500 Index within 1%, before expenses, on an annualized basis. (A tracking error of 0% would indicate returns identical to the index.)

         The fund expects to come close to the capitalization weights of the S&P 500 Index. To enhance yield and liquidity, and to reduce transaction costs, the fund will not exactly replicate the portfolio weights of the S&P 500 Index and will typically hold between 400 and 470 of the 500 stocks included in the index.

Risk Management Strategies


         The fund emphasizes stocks that pay high dividends, which can provide a "cushion" of steady income during periods of high market volatility. The fund may also invest up to 20% of assets in futures contracts based on stocks included in the S&P 500 Index in order to invest cash, maintain liquidity, meet redemptions or minimize trading costs.


Main Risks

         The primary factor affecting this fund's performance is stock market movements, especially as reflected in the S&P 500 Index. The value of your investment will fluctuate over time, and you could lose money.

         The portfolio managers' strategy of emphasizing high-dividend companies in the S&P 500 Index might not perform as expected, and the fund's performance could be much lower than that of the Index.

         Past Performance

         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


                 `90    `91   `92   `93   `94   `95    `96   `97   '98   `99

          Best Quarter:  4th Quarter '98, up 20.64%
          Worst Quarter:  3rd Quarter '98, down 9.51%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year       Since Inception
                                                        (2/1/97)
--------------------------------------------------------------------------------


          Shares                      _____           _____
          S&P 500 Composite
          Stock Price Index^2         _____           _____

          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

          Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  ____
          Net Expenses*                                          0.50

          *Expenses will be capped at 0.50% through 1/31/2001.

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $------         $------          $------         $--------


          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers

          Bankers Trust Company, subadviser, will handle day-to-day investment and trading functions for the fund under the guidance of the portfolio managers. The subadviser has managed stock index investments since 1977.

          James M. Eysenbach, portfolio manager, joined the adviser in 1991 and began his investment career in 1984.

          Robert Tymoczko, portfolio manager, joined the adviser in 1997 and began his investment career in 1992.

Growth Funds


AARP Capital Growth Fund

AARP Small Company Stock Fund


         These funds seek long-term growth of principal by investing in portfolios of stocks. Each fund has its own goal, investment strategy and risk profile.

         Funds that focus on stocks have historically offered the highest long-term returns. Depending on their goals, stock mutual funds can provide exposure to companies of all sizes in every industry and geographic region. You may want to consider the volatility of stock markets in deciding whether to use growth funds as the core of your personal portfolio.

         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. The funds' investment goals and strategies may be changed without a vote of shareholders.

Are Growth Funds Right for You?

       A growth fund may be a good choice for you if:

       o you want long-term growth of principal

       o you are not looking for a source of regular income

       o you can invest in the fund for at least five years

       o you can handle potentially large ups and downs in investment performance

       o you are looking for a fund in which to invest the growth portion of your overall portfolio

AARP Capital
Growth Fund

Goal

         The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other growth mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy

         The fund pursues its goal by investing primarily in the common stocks, and securities convertible into common stocks, of established medium- to large-sized companies with potential for long-term capital growth. Medium-sized companies are generally defined as businesses with market capitalizations (total market value of outstanding shares) above $3 billion.

         In managing its portfolio, the fund concentrates on stock selection. During an initial screening of companies with market capitalizations of $3 billion and above, the fund looks for companies with sustained past growth and potential for continued growth as well as sound financial condition. Companies also must have strong competitive positions; if they are not the market leaders, they should be gaining market share. Finally, the fund uses a sophisticated computer model to identify stocks that are attractively priced relative to their industries and to the market as a whole.

Other Investments

         The fund may invest in preferred stocks and futures contracts. Although the fund typically invests in U.S. companies, it may also invest in the equity securities of foreign companies. The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies


         The fund manages risk by diversifying widely among market sectors and companies. It generally does not invest more than 3.5% of its assets in any single company. The fund may also, but is not required to, use certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to attempt to manage risk.


         As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         The primary factor affecting this fund's performance is stock market movements. If certain sectors or investments don't perform as the portfolio managers expect, the fund could substantially underperform other growth mutual funds or lose money. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


                 `90    `91   `92   `93   `94   `95    `96   `97   '98   `99

          Best Quarter:  4th Quarter '98, up 25.83%
          Worst Quarter:  3rd Quarter '90, down 21.27%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year      5 Years   10 Years
--------------------------------------------------------------------------------


          Shares                      _____       _____      _____
          S&P 500 Composite

          Stock Price Index^2         _____       _____      _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, measure capitalization- weighted index that includes 500 large-cap stocks.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.




--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $-----          $------          $------         $--------

          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers


          William F. Gadsden, co-lead portfolio manager, joined the adviser in 1983 and began his investment career in 1981.

          Bruce F. Beaty, co-lead portfolio manager, joined the adviser in 1991 and began his investment career in 1980.

AARP Small Company Stock Fund

Goal

         The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy


         The fund pursues its goal by investing primarily in stocks of small U.S. companies with potential for above-average long-term capital growth. Small companies are generally defined as those with stock market capitalizations (total market value of outstanding shares) below $1.5 billion.

         In managing its portfolio, the fund uses a proprietary computer model to identify attractively valued stocks of small companies -- those selling at low prices relative to their earnings, assets or other measures of value. By emphasizing undervalued small companies in the fund's portfolio, the portfolio managers expect to take advantage of the growth opportunities offered by these companies while tempering the volatility that is also associated with these investments.


Other Investments

         The fund may also invest in other types of securities, including up to 20% of assets in U.S. government securities. The fund may use other investments and techniques that could affect fund performance. More information about these investments and techniques is provided in the Statement of Additional Information.

Risk Management Strategies


         The fund manages risk by focusing on undervalued stocks and diversifying its investments widely across individual companies. It generally invests no more than 5% of its assets in the securities of any one company and typically invests in over 150 securities. The fund may also, but is not required to, use certain derivatives (financial instruments that derive their value from other securities, commodities or indices) to attempt to manage risk.

         As an extreme defensive measure, the fund may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.


Main Risks

         The primary factor affecting this fund's performance is stock market movements. Small companies can be especially sensitive to market shifts and isolated business difficulties. This is because small companies often serve niche markets and have limited product lines. They also generally lack the cash reserves and access to capital that allow larger companies to weather difficult financial times.

         Small companies as a group, or individual small companies, may not perform as well as expected. Securities of small companies are often thinly traded and could be harder to value or sell at a fair price. If certain sectors or investments don't perform as the portfolio managers expect, the fund could underperform other small company stock mutual funds or lose money. The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]

--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           `90   `91    `92   `93   `94   `95   `96    `97   '98   `99

          Best Quarter:  4th Quarter '98, up 10.30%
          Worst Quarter:  3rd Quarter '98, down 17.20%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                                     Since Inception
                                        1 Year          (2/1/97)
--------------------------------------------------------------------------------


          Shares                     (____)           _____
          Russell 2000 Index^2       (____)            ____

          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Russell 2000 Index, an unmanaged index of approximately 2,000 small U.S. companies, weighted by market value.

          Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  ____
          Net Expenses*                                          1.75

          *Expenses will be capped at 1.75% through 1/31/2001.

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $------         $------          $------         $--------


          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers

          James M. Eysenbach, lead portfolio manager, joined the adviser in 1991 and began his investment career in 1984.


          Calvin S. Young, portfolio manager, joined the adviser in 1990 and began his investment career in 1988.

Global Funds


AARP Global Growth Fund


AARP International Stock Fund




         These funds seek long-term growth of principal through investments in securities markets around the world. Although the U.S. securities market is the single largest in the world, the global securities market is three times as large. Each fund has its own goal, investment strategy and risk profile.

         Global mutual funds offer easy access to countries and markets that can be very difficult for investors to invest in on their own. Foreign markets follow their own economic cycles, so investments in these markets can serve to diversify your investment portfolio. However, foreign markets have been more volatile than the U.S. market. Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, political disturbances, and incomplete or inaccurate accounting information on companies.

         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. The funds' investment goals and strategies may be changed without a vote of shareholders.

Are Global Funds Right for You?

       A global fund may be a good choice for you if:

       o you have a well-balanced portfolio of domestic investments and would like to gain some exposure to foreign markets

       o you are not looking for a source of regular income

       o you can invest in the fund for at least five years

       o you can handle potentially large ups and downs in investment performance

AARP Global
Growth Fund

Goal

         The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other global growth funds. Educating shareholders on investment topics affecting their lives is also a goal.

Investment Strategy


         The fund pursues its goal by investing primarily in stocks issued by established companies in developed countries around the world including the United States.


         In managing its portfolio, the fund looks for investment opportunities created by the increasing integration of economies around the world. The fund seeks industries and countries that appear likely to benefit from promising technologies and changing geopolitical, currency or economic relationships. In selecting individual stocks, the fund also studies companies' past performance and financial statements to identify those that appear to be attractively priced relative to their industries and markets.

Other Investments

         The fund may invest in high-quality debt securities with investment-grade credit ratings as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality. In selecting individual bonds, the fund generally seeks out the highest yields within favored countries and market sectors, and within the allowed credit range.

Risk Management Strategies

         The fund manages risk by diversifying widely among regions, market sectors, and individual companies.

         As an extreme defensive measure, the fund may invest up to 100% of assets in U.S. cash or cash equivalents. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         The primary factor affecting this fund's performance is stock market movements in the countries in which the fund invests. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.


         In addition, if the portfolio managers' choice of countries, market sectors or specific investments doesn't perform as expected, the fund could substantially underperform other global growth mutual funds or lose money.


         Moreover, the fund's bond investments are also affected by interest rates. When interest rates rise, bond prices typically fall in proportion to their duration.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           `90   `91    `92   `93   `94   `95   `96    `97   '98   `99

          Best Quarter:  4th Quarter '98, up 12.22%
          Worst Quarter:  3rd Quarter '98, down 12.59%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year       Since Inception
                                                        (2/1/96)
--------------------------------------------------------------------------------


          Shares                      _____           _____

          MSCI World Index^2          _____           _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 MSCI (Morgan Stanley Capital International) World Index, an unmanaged index of global stock markets, including the U.S., weighted by market value.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


             $----           $----            $----           $-----


          The example assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers


          William E. Holzer, lead portfolio manager, joined the adviser in 1980 and began his investment career in 1975.


          Nicholas Bratt, portfolio manager, joined the adviser in 1976 and began his investment career in 1974.

          Diego Espinosa, portfolio manager, joined the adviser in

          1996 and began his investment career in 1991.

AARP International
Stock
Fund


Goal


         The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other international mutual funds. Educating shareholders on investment topics affecting their lives is also a goal.


Investment Strategy


         The fund pursues its goal by investing primarily in common stocks of companies from developed countries outside the United States. In managing its portfolio, the fund uses a combination of three analytical disciplines:

         Bottom-up research. The portfolio managers look for individual companies that have sound balance sheets, attractive valuations, good business prospects and strong positions in their core markets, among other factors.

         Top-down analysis. The portfolio managers consider the economic outlooks for various countries and geographical regions, looking for long-term changes that could affect the fund's individual securities.

         Analysis of global themes. The portfolio managers look for significant changes in the business environment to identify and invest in companies in industries that may benefit from these changes. The fund intends to keep its holdings diversified across industries and geographical areas, although, depending on the portfolio managers' outlook, it may increase or decrease its exposure to a given industry or area. The fund will normally sell a stock when it reaches a target price or if the portfolio managers believe it no longer looks attractive, based on their overall assessment.




Other Investments

         Most of the fund's investments will be in stocks, but up to 20% may be invested in bonds with investment-grade credit ratings as determined by one or more nationally recognized rating services. The fund may also invest in unrated securities that its portfolio managers believe to be of comparable quality.

Risk Management Strategies


         The fund manages risk by diversifying investments widely among industries and companies. Derivatives (financial instruments that derive their value from other securities, commodities or indices) , may, but are not required to, be used to a limited extent to attempt to manage risk as well.


         As an extreme defensive measure, the fund may invest up to 100% of assets in cash or cash equivalents in U.S. or Canadian currency. In such a case, the fund would not be pursuing, and may not achieve, its goal.

Main Risks

         The primary factor affecting this fund's performance is stock market movements in the countries in which the fund is invested. Foreign investments carry added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates.


         In addition, the strategy used by the fund or specific investments may not perform as well as expected.


         If the portfolio managers' choice of countries, market sectors or specific securities doesn't perform as well as expected, the fund could underperform or lose money. The fund's bond investments are affected by interest rates. When interest rates rise, bond prices typically fall in proportion to their duration.

         The fund's other investment strategies entail other risks:

          o The portfolio managers' attempts to manage downside risk may also reduce performance in a strong market.

          o Foreign securities are often thinly traded and could be harder to value or sell at a fair price generally, or in specific market situations.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

         The fund's Board approved a change in the fund's goal and investment strategy on June 23, 1999. Performance data prior to that time is not reflective of the fund's current goal and strategy



                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           `90   `91    `92   `93   `94   `95   `96    `97   '98    '99

          Best Quarter:  1st Quarter '98, up 16.10%
          Worst Quarter:  3rd Quarter '98, down 17.13%



--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS^1 (%) as of 12/31/99

--------------------------------------------------------------------------------

                                                     Since Inception

                                        1 Year          (2/1/97)
--------------------------------------------------------------------------------


          Shares                      _____           _____
          MSCI EAFE Index^2           _____           _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 MSCI (Morgan Stanley Capital International) EAFE Index, an unmanaged index of global stock markets, excluding the U.S., weighted by market value.

          Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

Fees and Expenses

         The table below describes the expenses you could expect as an investor in this fund. "Annual Fund Operating Expenses" are deducted from fund assets, and therefore reduce the total return.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Shareholder Fees
            Redemption Fee                                       0.00
          Annual Fund Operating Expenses

            Management Fees                                      ____
            Distribution (12b-1) Fees                            0.00
            Other Expenses                                       ____
          Total Annual Fund Operating Expenses                   ____
          Expense Reimbursement                                  ____
          Net Expenses*                                          1.75

          *Expenses will be capped at 1.75% through 1/31/2001.

         The example below shows the expenses that would apply to your investment of $10,000 in the fund over 1, 3, 5 and 10 years. All mutual funds present this information so that you can make comparisons. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


             $---            $---            $-----           $-----


          The example is based on the Total Annual Fund Operating Expenses and assumes 5% annual returns, no changes in expenses, and reinvestment of all dividends and distributions

Portfolio Managers

          Irene T. Cheng, lead portfolio manager, joined the adviser in 1993 and began her investment career in 1984.

          Sheridan Reilly, portfolio manager, joined the adviser in 1995 and began his investment career in 1986.

          Lauren Lambert, portfolio manager, joined the adviser in ____and began her investment career in ____.

          Marc J. Slendebroek, portfolio manager, joined the adviser in ____ and began his investment career in ____.

Managed Investment
Portfolios


AARP Diversified Income with
Growth Portfolio

AARP Diversified Growth Portfolio


         These portfolios invest in a mix of other AARP Mutual Funds, except those funds that seek to provide tax-free income. They are intended to provide "one-stop shopping" for investors who seek professional asset allocation in one investment. Each portfolio has its own goal, investment strategy and risk profile. Each portfolio can serve as a complete investment program or as a component of your overall portfolio.

         The managed investment portfolios are designed to address the needs of investors in the later stages of life. They emphasize stability and moderate growth. It is important to understand that your optimal personal asset allocation is likely to shift more toward income investments as you age. You should periodically review your investment goals to be sure that a managed investment portfolio fits into your overall investment portfolio.

         At the direction of their trustees, these funds do not invest in securities issued by tobacco-producing companies. The funds' investment goals and strategies may be changed without a vote of shareholders.

Are Managed Investment Portfolios Right for You?

       A managed investment portfolio may be a good choice for you if:

       o you would like to build your overall portfolio with only one or a few investments

       o you can invest for at least three years in the AARP Diversified Income with Growth Portfolio, or for at least five years in the AARP Diversified Growth Portfolio

       o you can handle some ups and downs in investment performance

AARP Diversified
Income with Growth
Portfolio

Goal

         The portfolio seeks current income with modest long-term appreciation.

Investment Strategy


         The portfolio pursues its goal by investing in at least five underlying AARP Mutual Funds, with an emphasis on the Income Funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market.

         Under normal market conditions, the portfolio will generally have 70% of its total assets invested in underlying AARP Income Funds, AARP Money Funds and, to a lesser extent, cash. The remaining 30% of its total assets will be invested in underlying AARP Growth Funds, AARP Growth and Income Funds and AARP Global Funds. While the allocation of investment in AARP Income Funds, AARP Money Funds and cash in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

Risk Management Strategies

         The portfolio manages risk by diversifying widely among the AARP Mutual Funds. Each underlying AARP Mutual Fund is also managed to limit downside risk in comparison with similar funds.

         As an extreme defensive measure, the portfolio may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its goal.

Main Risks


         The portfolio's performance is most significantly affected by the performance of the underlying funds, particularly the AARP Income Funds and the AARP Money Funds. In general, income mutual funds respond to the same economic forces as bonds. A rise in interest rates, therefore, is the most likely to cause bonds, income mutual funds and portfolios that invest in income mutual funds to lose money. Bond issuers may choose to prepay their bonds in times of falling interest rates. Moreover, it is also possible that bonds held by the underlying AARP funds could be downgraded in credit rating or go into default.

         To the extent that the portfolio invests in underlying equity funds, the most significant risk is stock market movements. The portfolio's asset allocation could prove to be ineffective relative to other multi-fund income portfolios, and the portfolio could lose money.

Past Performance

         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

         The fund's Board approved a change in the fund's goal and investment strategy on June 23, 1999. Performance data prior to that time is not reflective of the fund's current goal and strategy



                                 To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


           '98          `99

          Best Quarter:  1st  Quarter `98, up 4.27%
          Worst Quarter:  3rd Quarter `98, down 1.70%


--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                        1 Year       Since inception

                                                        (2/1/97)
--------------------------------------------------------------------------------


          Shares                       ____            ____
          Lehman Brothers Aggregate
          Bond Index^2                 ____            ____
          S&P 500 Composite
          Stock Price Index^3          _____           _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds and mortgage securities, weighted by market value.

          3 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

Fees and Expenses

         The portfolio is expected to incur no operating expenses. However, shareholders of the portfolio will indirectly bear the portfolio's pro rata share of the operating expenses incurred by the underlying AARP Mutual Funds in which the portfolio invests. A range is provided below rather than a single number because the portfolio's share of expenses changes depending on its asset allocation among the underlying AARP Mutual Funds.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


            Range of Avg. Weighted

            Expense Ratio as of 9/30/1999             ____% to ____%


         The example below shows an approximate estimate of the expenses that might apply to your investment of $10,000 in the portfolio over 1, 3, 5 and 10 years. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


            $------         $------          $------         $--------


          The example assumes 5% annual returns, expenses calculated at the midpoint of the current expense range and reinvestment of all dividends and distributions.

Portfolio Managers


          Philip S. Fortuna, lead portfolio manager, joined the adviser in 1986 and began his investment career at that time.

          Salvatore J. Bruno, portfolio manager, joined the adviser in

          1991 and began his investment career in 1990.

          Shahram Tajbakhsh, portfolio manager, joined the adviser in 1996 and began his investment career in 1991.

AARP Diversified
Growth Portfolio

Goal
         The portfolio seeks to provide long-term growth of capital.

Investment Strategy


         The portfolio pursues its goal by investing in at least five underlying AARP Mutual Funds, with an emphasis on growth-oriented funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market.

         Under normal market conditions, the portfolio will generally have 70% of its total assets invested in underlying equity AARP Mutual Funds, including AARP Growth Funds, AARP Growth and Income Funds and AARP Global Funds. The remaining 30% of its total assets will be invested in underlying AARP Income Funds, AARP Money Funds or cash. While the allocation of investment in underlying equity AARP Mutual Funds in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

Risk Management Strategies

         The portfolio manages risk by diversifying widely among AARP Mutual Funds. Each underlying AARP Mutual Fund is also managed to limit downside risk in comparison with similar funds.

         As an extreme defensive measure, the portfolio may temporarily invest up to 100% of assets in cash or cash equivalents. In such a case, the portfolio would not be pursuing, and may not achieve, its goal.

Main Risks


         The portfolio's performance is most significantly affected by the performance of the underlying funds, particularly the AARP Growth Funds, AARP Growth and Income Funds and AARP Global Funds.In general, growth mutual funds respond to the same economic forces as stocks. A market downturn, therefore, is the most likely to cause stocks, growth mutual funds and portfolios that invest in growth mutual funds to lose money.

         To the extent that the portfolio invests in underlying fixed-income funds, the most significant risk is that a rise in interest rates could lower the prices of bonds, income mutual funds and portfolios that invest in income mutual funds. Bond issuers may choose to prepay their bonds in times of falling interest rates. It is also possible that bonds held by the underlying AARP Mutual Funds could be downgraded in credit rating or go into default.


         The portfolio's asset allocation could prove to be ineffective relative to other multi-fund growth portfolios, and the portfolio could lose money.

Past Performance


         The bar chart shows how fund returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

         The fund's Board approved a change in the fund's goal and investment strategy on June 23, 1999. Performance data prior to that time is not reflective of the fund's current goal and strategy.

                                 [To Be Updated]


--------------------------------------------------------------------------------

          ANNUAL TOTAL RETURNS (%) as of 12/31 each year
--------------------------------------------------------------------------------


   CHART APPEARS HERE


          '98    '99

          Best Quarter: 4th Quarter '98, up 9.08%
          Worst Quarter:  3rd Quarter '98, down 8.03%


--------------------------------------------------------------------------------

          AVERAGE ANNUAL RETURNS1 (%) as of 12/31/99

--------------------------------------------------------------------------------


                                                     Since Inception

                                        1 Year          (2/1/97)
--------------------------------------------------------------------------------


          Shares                       ____           _____
          Lehman Brothers Aggregate
          Bond Index^2                 ____            ____
          S&P 500 Composite
          Stock Price Index^3          _____           _____


          1 Average annual returns assume all applicable expenses and reinvestment of all dividends and distributions.

          2 Lehman Brothers Aggregate Bond Index, an unmanaged measure of Treasury securities, agency securities, corporate bonds and mortgage securities, weighted by market value.

          3 Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

          Total returns for ____ through ____ would have been lower if operating expenses hadn't been reduced.

         Fees and Expenses

         The portfolio is expected to incur no operating expenses. However, shareholders of the portfolio will indirectly bear the portfolio's pro rata share of the operating expenses incurred by the underlying AARP Mutual Funds in which the portfolio invests. A range is provided below rather than a single number because the portfolio's share of expenses changes depending on its asset allocation among the underlying AARP Mutual Funds.


                                 [To Be Updated]


--------------------------------------------------------------------------------

         FEE TABLE (%)
--------------------------------------------------------------------------------


          Range of Avg. Weighted

          Expense Ratio as of 9/30/1999 ____% to ____%


         The example below shows an approximate estimate of the expenses that might apply to your investment of $10,000 in the portfolio over 1, 3, 5 and 10 years. This is only an example; your actual expenses will be different.



--------------------------------------------------------------------------------
         EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------


            1 Year          3 Years          5 Years         10 Years
--------------------------------------------------------------------------------


           $-------         $------          $------         $--------


          The example assumes 5% annual returns, expenses calculated at the midpoint of the current expense range and reinvestment of all dividends and distributions.

Portfolio Managers

          Philip S. Fortuna, lead portfolio manager, joined the adviser in 1986 and began his investment career at that time.

          Salvatore J. Bruno, portfolio manager, joined the adviser in

          1991 and began his investment career in 1990.

          Shahram Tajbakhsh, portfolio manager, joined the adviser in 1996 and began his investment career in 1991.

Your Account

Opening an AARP Mutual Fund Account

Making Exchanges and Redemptions

Tax Considerations and Distributions

How to Reach Us

The AARP Investment Program's Educational Commitment



         As a participant in the AARP Investment Program, you have many choices for opening and managing your account. This section contains charts that provide the basic directions for buying, exchanging and selling shares. Supplemental details about transaction policies follow the charts.


          While the AARP Investment Program is designed specifically for AARP members, the AARP Mutual Funds are open to all investors over the age of 18.

Opening an AARP Mutual Fund Account

In keeping with our goal of helping people start or expand their personal portfolios easily, the AARP Investment Program offers among the lowest minimum investment requirements of any mutual fund family.


--------------------------------------------------------------------------------
MINIMUM INVESTMENT REQUIREMENTS
--------------------------------------------------------------------------------


                                              Minimum Initial
Investment
--------------------------------------------------------------------------------

 Individual Retirement Accounts (IRAs)+                    $250
 UGMA/UTMAs+                                               $250
 Non-Retirement Accounts+
   AARP GNMA and U.S. Treasury Fund                        $500
   AARP Balanced Stock and Bond Fund                       $500
   AARP Growth and Income Fund                             $500
   All other funds*                                      $2,000
 AARP Premium Money Fund                                $10,000

+ Lower minimums do not apply to AARP Premium Money Fund.

* For these funds, you may open an account with as little as $500, if you establish an Automatic Investment Plan with a monthly investment of at least $100, until your account reaches $2,000.


--------------------------------------------------------------------------------
WAYS TO OPEN OR ADD TO YOUR ACCOUNT
--------------------------------------------------------------------------------


                            Open an Account          Add to Your Account
--------------------------- ------------------------ ------------------------
Mail                        Send completed           Send a personalized
                            enrollment form and      investment slip or
AARP Investment Program     check payable to "AARP   short note that
from Scudder                Investment Program."     includes:
P.O. Box 2540                                        o fund name
Boston, MA 02208-2540       For all enrollment       o account number
                            forms,                   o check payable to
                            call 800-253-2277.       "AARP Investment Program."
Automatic Investment        Fill in the              Once you specify a
Plan (AIP)                  information required     dollar amount (minimum
                            on your enrollment       $50), investments are
                            form and include a       automatic.
                            voided check.
                                                     Call 800-253-2277 for
                            Your bank must be a      an enrollment form for
                            member of the            this service.
                            Automated Clearing
                            House (ACH) system.

--------------------------------------------------------------------------------
WAYS TO OPEN OR ADD TO YOUR ACCOUNT (continued)
--------------------------------------------------------------------------------


                            Open an Account          Add to Your Account
--------------------------- ------------------------ ------------------------
Wire                        Send completed           Call your bank for a
                            enrollment form and      control number.
Note: AARP IRA and AARP     then call an AARP
Keogh Plan accounts         Mutual Fund
cannot be opened by wire.   representative at
                            800-253-2277 to get
                            your account number.

                            Instruct your bank to
                            wire funds to:
                            State Street Bank and
                            Trust Company
                            Boston, MA 02101
                            ABA: 011000028
                            AC-99035420
                            AARP fund
                            Your name and acct.#

Phone                      --                        Once you have signed
                                                     up for telephone
                                                     services, call
                                                     800-253-2277 to
                                                     purchase by transfer
                                                     from your bank.

                                                     Your bank must be a member
                                                     of the Automated Clearing
                                                     House (ACH) system.

 Payroll Deduction or       Select either of these   Once you specify a
 Direct Deposit             options on your          dollar amount (minimum
                            enrollment form and      $50), investments are
 For payroll deduction,     submit it. You will      automatic.
 you will need to make      receive further
 sure your employer can     instructions by mail.
 accommodate this service.

How Share Prices Are Calculated

The adviser determines the net asset value (NAV) per share of each AARP Mutual Fund as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. eastern time, on each trading day. The money funds also calculate net asset values at 12 p.m. eastern on each trading day. NAV is calculated by dividing the value of total fund assets, less all liabilities, by the total number of shares outstanding. Market prices are generally used to determine the value of the fund's assets. Short-term securities purchased with 60 days or less until maturity are valued at amortized cost. If market prices are not readily available or if a price is not considered market indicative, a security may be valued by another method that the adviser believes accurately reflects fair value. Where a security's price is not considered market indicative, its valuation may differ from an available market quotation.

Purchase orders received before the regular close of business of the New York Stock Exchange will be executed at the offering price calculated at that day's close. Because foreign securities markets have different business days than the AARP Mutual Funds, the value of foreign securities in a fund's portfolio could change on a day when you are not able to buy or sell fund shares.

Purchases by Personal Check

Checks or money orders should be in U.S. dollars and payable to "AARP Investment Program." We do not accept checks made out to you and endorsed over to us, otherwise known as third-party checks.

Checkwriting Privileges

Free checkwriting privileges are available to shareholders in any of the Money Funds. You must wait seven business days before writing a check against any fund shares that were purchased by personal check. Minimum check amounts are $1,000 for the AARP Premium Money Fund and $100 for the other money funds. You cannot close out your account by writing checks. The funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

Wire Transactions

The AARP Investment Program does not charge any fee for wire transfers from your bank to the AARP Mutual Funds. A fee of $5.00 will be charged for each wire sent to your bank. Be aware that your bank may also charge a fee to send or receive wires, particularly for international transfers.

Making Exchanges and Redemptions

As with purchase orders, redemption requests received before the close of business of the New York Stock Exchange will be executed at the offering price calculated at that day's close. Remember that exchanges (transfers between AARP Mutual Funds) have the same tax consequences as redemptions. Exchanges between AARP Mutual Funds are an option for shareholders.


Exchanges between AARP Mutual Funds are an option for shareholders that bought their fund shares directly from the AARP Investment Program and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.


--------------------------------------------------------------------------------

WAYS TO EXCHANGE OR REDEEM YOUR SHARES
--------------------------------------------------------------------------------

                            To Exchange Shares
                            Between AARP
                            Mutual Funds             To Redeem Shares
--------------------------- ------------------------ ------------------------
Phone                       Call a mutual fund       If you want the
                            representative at        proceeds sent to your
                            800-253-2277.            registered address,
                                                     call the Easy-Access
                            You can also use the     line at 800-631-4636.
                            automated Easy-Access    A check will be mailed
                            line by calling          to you on the
                            800-631-4636.            following business day.

                                                     You must call 800-253-2277
                                                     for instructions to have
                                                     the check sent anywhere
                                                     else.

                            To Exchange Shares
                            Between AARP
                            Mutual Funds             To Redeem Shares
--------------------------- ------------------------ ------------------------
Mail                        Your instructions        Your instructions
                            should include:          should include:
AARP Investment Program     o your account number    o your account number
from Scudder                o names of the funds     o names of the funds
P.O. Box 2540                 and number of shares     and number of shares
Boston, MA 02208-2540         or dollar amount you     or dollar amount you
                              want to exchange         want to redeem
AARP Keogh Plan shares
can only be redeemed by                              A signature guarantee
mail.                                                is required whenever
                                                     you:
                                                     o  redeem more than
                                                        $100,000
                                                     o  want the check
                                                         payable
                                                        to someone else
                                                     o  want to send
                                                        proceeds
                                                        to a different
                                                        address
                                                     o  have changed your
                                                        account address
                                                        within
                                                        the last 15 days

                            To Exchange Shares
                            Between AARP
                            Mutual Funds             To Redeem Shares
--------------------------- ------------------------ ------------------------

Fax                         Fax same instructions    Fax same instructions
                            as you would by mail     as you would by mail
                            to 800-821-6234.         to 800-821-6234.

Web Site                    Web access to your       Service under
                            account must first be    development.
                            enabled through
                            Easy-Access
                            (800-631-4636). Use
                            your Internet browser
                            to go to http://
                            aarp.scudder.com, then
                            select "Account
                            Transactions" and
                            follow the directions
                            on the screen.
Automatic Withdrawal Plan   --                       Once you specify a
                                                     dollar amount (minimum
Requires $10,000                                     $50) and a day,
minimum fund balance                                 redemptions will be
                                                     mailed or wired
                                                     automatically each
                                                     month.

 Direct Distributions -- If you want dividends and capital gains sent to your bank account, call 800-253-2277.

 Systematic Retirement      --                       You define the dollar
 Withdrawal Plan                                     amount and interval
                                                     (monthly, quarterly,
 Applies to AARP IRA and                             annually) for
 AARP                                                Keogh Plans automatic
                                                     distributions from your IRA
                                                     or Keogh Plan account.

Redeeming Shares Purchased by Check

If you open an account by check and put in a request to redeem shares within seven business days, your request will be processed immediately, but the proceeds will be held until seven business days after your initial purchase.


Signature Guarantees


A signature guarantee is simply a certification of your signature; it is a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.



Other Policies

The AARP Mutual Funds reserve certain rights in administering this investment program.

o  Initial investment minimums may be waived or changed at a fund's discretion.

o  A fund may suspend redemptions in certain emergencies.

o If your account balance falls below the minimum due to redemptions (as opposed to market movements), the fund may give you 60 days' notice to bring the balance back up. If this is not done, the fund may close out the account and mail you a check for the proceeds.

o Except for the Money Funds and Income Funds, a fund may redeem in kind. That is, it may honor redemption requests with readily marketable fund securities instead of cash. There may be transaction costs associated with converting these securities to cash.


o  A fund may reject purchase orders for any reason.

Tax Considerations and Distributions

Whenever you redeem or exchange shares, you are likely to generate a capital gain, or loss, which will be short- or long-term depending on how long you held the shares. Each fund pays dividends or distributions, which you can choose to receive in the form of cash or to reinvest in any of the AARP Mutual Funds. Your tax liability is the same either way.

 Type of Distribution                               Federal Tax Status
--------------------------------------------------------------------------------
 Dividends from Net Investment Income               Ordinary Income
 Short-Term Capital Gains                           Ordinary Income
 Long-Term Capital Gains                            Capital Gain
 Tax-Free Dividends                                 Tax-Free

   The tax-free funds in this prospectus intend to avoid the alternative minimum tax. Dividends may, however, be subject to state or local income taxes.

Distributions from the Money Funds and Income Funds are paid monthly and are expected to be taxable primarily as ordinary income. Distributions from the other AARP Mutual Funds are paid quarterly or annually and are expected to be taxable primarily as capital gains. Distribution dates are calculated from each fund's fiscal year, usually September 30.



You may be able to claim a tax credit or deduction for your share of any foreign taxes the global funds pay.


The funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not supply a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax. AARP IRA, AARP SEP-IRA and AARP Keogh Plan accounts are exempt from withholding regulations.

Be aware that if you invest in a fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back in the form of taxable income.


Corporations may be able to take a dividends-received deduction for a portion of the income dividends they receive from funds other than the money funds and the income funds.


Fund distributions may also be subject to state, local and foreign taxes. You should consult your tax adviser about your particular tax situation.

Retirement Plans

The funds offer regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts. Call an AARP Mutual Fund representative at 800-253-2277 for an information kit, including all the necessary forms.

How to Reach Us

Easy-Access Line
Call 1-800-631-4636                              24 hours a day, year-round

This automated number provides current information on the funds and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem AARP Mutual Fund shares.


Web Site
http://aarp.scudder.com

You can review your portfolio and make exchanges online if you have enabled your Web access. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters.


AARP Mutual Fund Representatives
Call 1-800-253-2277                               8AM-8PM M-F, eastern time

Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of detailed investment guides and prospectuses.


Confidential Fax Line
1-800-821-6234                                   24 hours a day, year-round

Signed exchange and redemption requests received after 4PM eastern time on a business day or over a weekend or holiday will be executed the following business day.


TDD Line
1-800-634-9454                                    9AM-5PM M-F, eastern time

Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

The AARP Investment Program's Educational
Commitment

In addition to its investment goal, each fund in the AARP family of mutual funds has the secondary goal of educating shareholders on investment topics affecting their lives. Educational services available to shareholders include:

Publications

o  Managing Your Money In Retirement

o  Planning For Retirement

o  What to Do with Your Retirement Plan Distribution

o  Are Mutual Funds Right for You?

o A monthly newsletter, Financial Focus, which provides information on wise investing, Program services, and fund performance updates.

o A quarterly newsletter, Investment Insight, which provides perspectives on global and domestic markets and economic trends

Services

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-565-1310.

AARP Legacy Planning Service This service helps you plan for the orderly transfer of assets to your intended heirs, and offers assistance to spouses and heirs in the event of a death. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by properly allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated monthly statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a mid-year report, an annual report, and a current prospectus each year.

Fund Details

Investment Adviser


         The investment adviser for all of the AARP Mutual Funds is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of mutual fund and investment management experience.

         AARP selected the adviser to develop and manage this investment program in 1984. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. The AARP family of mutual funds is specially designed to address the needs of persons aged 50 and older. While AARP takes no part in any of the investment decisions made by the adviser, it does offer a wealth of experience and information about the requirements of its members. Two AARP leaders also serve as trustees for the AARP Mutual Funds.


         Adviser Compensation

         The adviser manages the AARP Mutual Funds' business activities and is ultimately responsible for all investment decisions, subject to the policies of each fund's trustees and to each fund's respective objectives and policies. In return for these services, the mutual funds in the AARP Investment Program pay the adviser an annual fee, which is calculated from a base fee rate that applies to the Investment Program as a whole and individual fund fee rates that vary from fund to fund.

         The base fee rate is a percentage of the combined net assets of the Investment Program and decreases with the size of the program. The fee for the first $2 billion is always calculated at 0.35%, and additional assets are assessed fees at successively lower rates as shown in the following table.

--------------------------------------------------------------------------------
         BASE FEE RATE
--------------------------------------------------------------------------------


          Combined Net Assets of
          Investment Program                  Annual Base Fee Rate
--------------------------------------------------------------------------------
          First $2 billion                              0.35%
          $2-4 billion                                  0.33%
          $4-6 billion                                  0.30%
          $6-8 billion                                  0.28%
          $8-11 billion                                 0.26%
          $11-14 billion                                0.25%
          Over $14 billion                              0.24%

          Example

          If the combined net assets of the Investment Program were $5 billion, the base fee would be calculated as:

                     ($2 billion    x      0.0035)  =$7.0 million
                  +  ($2 billion    x      0.0033)  =$6.6 million
                  +  ($1 billion    x      0.0030)  =$3.0 million
--------------------------------------------------------------------------------

                                                    $16.6 million


         Most individual funds also pay an annual fee based on their respective average daily NAVs, as shown below.


--------------------------------------------------------------------------------
         INDIVIDUAL FUND FEE RATE
--------------------------------------------------------------------------------


          AARP Fund                           Individual Fund Fee Rate
--------------------------------------------------------------------------------


          Money Market Funds
           AARP High Quality Money Fund                        0.10%
           AARP High Quality Tax Free

              Money Fund                                       0.10%
           AARP Premium Money Market Fund                      0.10%


          Income Funds

           AARP High Quality Short Term Bond Fund              0.19%

           AARP GNMA and U.S. Treasury Fund                    0.12%

           AARP Insured Tax Free General

              Bond Fund                                        0.19%
           AARP Bond Fund for Income                           0.28%

--------------------------------------------------------------------------------
         INDIVIDUAL FUND FEE RATE (continued)
--------------------------------------------------------------------------------


          Growth and Income Funds
           AARP Balanced Stock and Bond Fund                   0.19%
           AARP Growth and Income Fund                         0.19%
           AARP U.S. Stock Index Fund                          None1

          Growth Funds
           AARP Capital Growth Fund                            0.32%
           AARP Small Company Stock Fund                       0.55%

          Global Funds

           AARP Global Growth Fund                             0.55%
           AARP International Stock Fund                       0.60%


          Managed Investment Portfolios
           Diversified Income with Growth Portfolio            none
           Diversified Growth Portfolio                        none

          1 The fee for the AARP U.S. Stock Index Fund is paid to the subadviser and calculated quarterly as a percentage of the fund's total assets. The rate decreases with successive increases in total assets (see example below). The minimum annual fee is set at $75,000.

            First $100 Million                          0.07%
            $100-$200 Million                           0.03%
            Over $200 Million                           0.01%


         The adviser pays a portion of the management fee to AARP Financial Services Corporation (AFSC) in return for advice and other services relating to AARP Fund investment by AARP members.


         The fee paid to AFSC is calculated on a daily basis as a percentage of the combined net assets of the Investment Program and decreases with the size of the program. The fee rate is 0.07% for the first $6 billion, 0.06% for the next $10 billion and 0.05% thereafter. (See example on page ___ for calculation method.)

         [Year 2000 and euro  readiness

         Like all mutual funds, the AARP Mutual Funds could be affected by the inability of some computer systems to recognize the year 2000. Also, because some invest in foreign securities, the AARP Mutual Funds could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The funds' investment adviser has readiness programs designed to address these problems, and has researched the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that one or both of these problems could materially affect the funds' operations (such as their ability to calculate net asset value and to handle purchases and redemptions), their investments or securities markets in general.

Financial Highlights

         The financial highlights table for each fund is intended to help you understand the funds' financial performance in recent years. The figures in the first part of each table are for a single fund share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is included in the annual report (see "Shareholder reports" on the back cover.)

AARP High Quality Money Fund



[To  Be  Provided]

  AARP High Quality Tax Free Money Fund



[To  Be  Provided]

AARP Premium Money Fund


[To  Be  Provided]

AARP High Quality Short Term Bond Fund



[To  Be  Provided]


                                                 Years Ended September 30

AARP GNMA and U.S. Treasury Fund



[To  Be  Provided]

AARP Insured Tax Free General Bond Fund



[To  Be  Provided]


                                                 Years Ended September 30

AARP Bond Fund for Income



[To  Be  Provided]

AARP Balanced Stock and Bond Fund



[To  Be  Provided]


                                                 Years Ended September 30

AARP Growth and Income Fund



[To  Be  Provided]


                                                 Years Ended September 30

AARP U.S. Stock Index Fund



[To  Be  Provided]


                                                 Years Ended September 30

AARP Capital Growth Fund


[To  Be  Provided]

AARP Small Company Stock Fund



[To  Be  Provided]


 Years Ended September 30

AARP Global Growth Fund



   [To  Be  Provided]

AARP International Stock Fund




[To  Be  Provided]

AARP Diversified Income with Growth Portfolio


[To  Be  Provided]



                                                 Years Ended September 30

AARP Diversified Growth Portfolio


[To  Be  Provided]

                                    This Page
                                  Intentionally
                                   Left Blank

Where to Get More Information

         Annual and Mid-Year Reports


         These include commentary from portfolio managers on the market conditions and investment strategies that significantly affected each fund's performance, detailed performance data and a complete inventory of each fund's securities. A report from the funds' auditor is included with the Annual Report.



         Statement of Additional Information (SAI)


         The SAI contains more detailed disclosure on features, investments and policies of the funds. A current SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated by reference into this document (meaning that it's legally part of this prospectus).


         You can make inquiries and obtain the above documents free of charge (including a large-print version of this prospectus) by contacting:

         AARP Investment Program from Scudder
         P.O. Box 2540
         Boston, MA 02208-2540
         800-253-2277
         aarp.scudder.com

         These documents (no large-print versions) are also available from the SEC:
         U.S. Securities and Exchange Commission
         450 Fifth Street NW
         Washington, DC 20549-6009
         1-800-SEC-0330
         http://www.sec.gov

         Note: The SEC requires a duplicating fee for paper copies.

         SEC File Numbers
         811-3650  AARP Cash Investment Funds
         811-4048  AARP Growth Trust
         811-4049  AARP Income Trust
         811-4050  AARP Tax Free Income Trust

         811-07933  AARP Managed Investment Portfolios Trust

                      AARP INVESTMENT PROGRAM FROM SCUDDER

                           AARP CASH INVESTMENT FUNDS:
                          AARP High Quality Money Fund
                             AARP Premium Money Fund

                               AARP INCOME TRUST:
                     AARP High Quality Short Term Bond Fund
                        AARP GNMA and U.S. Treasury Fund
                            AARP Bond Fund For Income

                           AARP TAX FREE INCOME TRUST:
                      AARP High Quality Tax Free Money Fund
                     AARP Insured Tax Free General Bond Fund

                               AARP GROWTH TRUST:
                        AARP Balanced Stock and Bond Fund
                           AARP Growth and Income Fund
                           AARP U.S. Stock Index Fund
                          AARP Small Company Stock Fund
                            AARP Capital Growth Fund
                             AARP Global Growth Fund

                          AARP International Stock Fund


                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST:
                  AARP Diversified Income with Growth Portfolio
                        AARP Diversified Growth Portfolio



--------------------------------------------------------------------------------




                       STATEMENT OF ADDITIONAL INFORMATION


                                February 1, 2000






--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the combined Prospectus for all sixteen of the above funds, dated February 1, 2000, as amended from time to time, copies of which may be obtained without charge by writing to the AARP INVESTMENT PROGRAM FROM SCUDDER, P.O. Box 2540, Boston, Massachusetts 02208-2540 or by calling 1-800-253-2277.

The Annual Report to Shareholders of each AARP Mutual Fund, dated September 30, 1999 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                               TABLE OF CONTENTS
                                                                                                          Page

AARP INVESTMENT PROGRAM FROM SCUDDER.....................................................................1
         Summary of Advantages and Benefits..............................................................2


THE AARP FUNDS' INVESTMENT OBJECTIVES AND POLICIES.......................................................3
         AARP Money Funds................................................................................3
         AARP Income Funds...............................................................................8
         AARP  Growth and Income Funds..................................................................15
         AARP Growth Funds..............................................................................18
         AARP Global Funds..............................................................................19
         AARP Managed Investment Portfolios.............................................................20
         Special Investment Policies of the AARP Funds..................................................22
         General Investment Policies of the AARP Funds..................................................37
         Investment Restrictions........................................................................37


PURCHASES...............................................................................................39
         General Information............................................................................40
         Checks.........................................................................................40
         Wire Transfer of Federal Funds.................................................................40
         Share Price....................................................................................40
         Share Certificates.............................................................................41
         Direct Deposit Program.........................................................................41
         Other Information..............................................................................41

REDEMPTIONS.............................................................................................41
         General Information............................................................................41
         Redemption by Telephone........................................................................42
         Redemption by Mail or Fax......................................................................43
         Redemption by Checkwriting.....................................................................43
         Redemption-in-Kind.............................................................................44
         Other Information..............................................................................44

EXCHANGES...............................................................................................44

TRANSACT BY PHONE.......................................................................................45
         Purchasing Shares by Transact by Phone.........................................................45
         Redeeming Shares by Transact by Phone..........................................................46


FEATURES AND SERVICES OFFERED BY THE AARP MUTUAL FUNDS..................................................46
         Automatic Dividend Reinvestment................................................................46
         Distributions Direct...........................................................................46
         Reports to Shareholders........................................................................46
         Consolidated Statements........................................................................47

RETIREMENT PLANS........................................................................................47
         AARP No-Fee Individual Retirement Account ("AARP No-Fee IRA")..................................47
         AARP Keogh Plan................................................................................48
         Roth Individual Retirement Account (Roth IRA)..................................................49


OTHER PLANS.............................................................................................49
         Automatic Investment...........................................................................49
         Automatic Withdrawal Plan......................................................................50
         Direct Payment of Regular Fixed Bills..........................................................50

DIVIDENDS AND YIELD.....................................................................................50
         Performance Information: Computation of Yields and Total Return................................52


TRUST ORGANIZATION......................................................................................56


MANAGEMENT OF THE FUNDS.................................................................................57
         Personal Investments by Employees of Scudder...................................................64


                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                           Page

TRUSTEES AND OFFICERS...................................................................................64

REMUNERATION............................................................................................68

DISTRIBUTOR.............................................................................................70

TAXES    ...............................................................................................70

BROKERAGE AND PORTFOLIO TURNOVER........................................................................75
         Brokerage Commissions..........................................................................75
         Portfolio Turnover.............................................................................78

NET ASSET VALUE.........................................................................................78
         AARP Money Funds...............................................................................78
         AARP Non-Money Market Funds....................................................................78

ADDITIONAL INFORMATION..................................................................................80
         Experts........................................................................................80
         Shareholder Indemnification....................................................................80
         Ratings of Corporate Bonds.....................................................................80
         Ratings of Commercial Paper....................................................................80
         Ratings of Municipal Bonds.....................................................................81
         Other Information..............................................................................81
         Tax-Exempt Income vs. Taxable Income...........................................................83

FINANCIAL STATEMENTS....................................................................................84

                      AARP INVESTMENT PROGRAM FROM SCUDDER


         The AARP Investment Program from Scudder (Program) was developed by the American Association of Retired Persons (AARP) to provide an array of managed investment options for its members. Today's financial markets present an enormous, ever-changing selection of investments suited for investors with varying needs. AARP, a non-profit organization dedicated to improving the quality of life, independence and dignity of older people, has undertaken to help its members by designing an investment program which attempts to satisfy the investment and retirement planning needs of most of its members, whether they are experienced investors or savers who have never invested at all. As with any program with the "AARP" name, the Program includes special benefits as described in the combined prospectus for the five trusts -- AARP Cash Investment Funds, AARP Income Trust, AARP Tax Free Income Trust, AARP Growth Trust, and AARP Managed Investment Portfolios Trust (Trusts), dated February 1, 2000 (Prospectus). AARP endorses this program which was developed with the assistance of Scudder Kemper Investments, Inc. (Fund Manager or Scudder), a firm with over 75 years of investment counseling and management experience. Scudder was selected after an extensive search among qualified candidates, and provides the Program with continuous and conservative professional investment management. (See "MANAGEMENT OF THE FUNDS.")

         Each of the Trusts is an open-end, management investment company authorized to issue its shares of beneficial interest in separate series (Funds). Sixteen funds are currently offered by the five Trusts. The differing investment objectives of the 16 Funds in the Program provide AARP members with a variety of sensible investment alternatives, and by matching their own objectives with those of the different AARP Funds, AARP members may design an investment program to meet their personal needs. Not all of your money is the same. There is short-term money, for example money needed for your regular budgeting and for emergencies, and there is money which can be invested for the longer term. It is generally thought that three months of income/expenses should be set aside in a savings account or money market fund to cover short-term needs. The Program is designed to offer alternatives to keeping all of your money in short-term fixed price investments like money market funds, insured short-term savings accounts and insured six-month certificates of deposit. The AARP Money Funds provide a taxable and a tax free alternative for short-term monies and the AARP Income Funds, AARP Growth and Income Funds, AARP Growth Funds and the AARP Global Funds provide a range of choices for longer term investment dollars and the AARP Managed Investment Portfolios provide diversification of investment by investing in a select mix of AARP Funds.

         Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Funds. This organization, the predecessor of which is Scudder Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the United States. Scudder was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, Scudder introduced the first no-load mutual fund to the public. In 1953, the Fund Manager introduced Scudder International Fund, Inc., the first mutual fund available in the United States that invests internationally in the securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company (Zurich)acquired a majority interest in Scudder and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (Zurich Insurance Group). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

Master/Feeder Fund Structure

         The Board of Trustees of each Fund has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds while preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Summary of Advantages and Benefits

o        Experienced   Professional   Management:   The  Fund  Manager  provides
         investment advice to the Funds.

o        AARP's  Commitment:   the  Program  was  designed  with  AARP's  active
         participation to provide strong, ongoing representation of the members' interests and to help ensure a high level of service.

o Wide Selection of Investment Objectives: you can emphasize money market returns and liquidity, income, tax free income, growth, or any combination of the above.

o Diversification: you may benefit from investing in one or more large portfolios of carefully selected securities.

o $2,000 Minimum Starting Investment for 12 of the Funds ($500 Minimum Starting Investment for AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund and AARP GNMA and U.S. Treasury Fund and $10,000 Minimum Starting Investment for AARP Premium Money Fund): you may make additional investments in any amount at any time.

o No Sales Commissions: the AARP Funds are no-load funds, so you pay no sales charges to purchase, transfer or redeem shares, nor do you pay Rule 12b-1 (i.e., distribution) fees.

o Investment Flexibility and Exchange: you may exchange among the 16 AARP Funds in the Program at any time, without charge.


o Dividends: the AARP Money Funds, the AARP Income Funds and the AARP Insured Tax Free Income Fund all pay dividends monthly; the AARP Balanced Stock and Bond Fund, the AARP Growth and Income Fund and the AARP Diversified Income with Growth Portfolio are expected to pay dividends quarterly; and the AARP U.S. Stock Index Fund, the AARP Global Growth Fund, the AARP Capital Growth Fund, the AARP International Stock Fund, the AARP Small Company Stock Fund and the AARP Diversified Growth Portfolio pay dividends, if any, annually.


o Automatic Dividend Reinvestment: you may receive dividends by check or arrange to have them automatically reinvested.

o        Readily Available Account,  Price, Yield and Total Return  Information:
         the yield for the AARP Money Funds is quoted weekly and the net asset value of each other Fund is quoted daily in the financial pages of leading newspapers. You may also dial our automated Easy-Access Line, toll-free, 1-800-631-4636 for recorded account information, share price, yield and total return information, 7 days a week.

o Convenience and Efficiency: simplified investment procedures save you time and help your money work harder for you.

o Liquidity: on any business day (subject to a 7 day waiting period for investment checks to clear), you may request redemption of your shares at the next determined net asset value, and, in the case of the AARP Money Funds, you may elect free Checkwriting and write checks for $100 or more on your account in the AARP High Quality Money Fund or AARP High Quality Tax Free Money Fund or $1,000 or more on your account in the AARP Premium Money Fund to make payments to any person or business.

o Direct Deposit Program: you may have your Social Security or other checks received from the U.S. Government or any other regular income checks, such as pension, dividend, interest, and even payroll checks automatically deposited directly to your account.

o Automatic Withdrawal Plan: with a minimum qualifying balance of $10,000 in one AARP Fund, you may arrange to receive monthly, quarterly or periodic checks from your account for any designated amount of $50 or more.

o Direct Payment of Regular Fixed Bills: with a minimum qualifying balance of $10,000 in one AARP Fund, you may arrange to have your regular bills that are of fixed amounts, such as rent, mortgage, or other obligations of $50 or more sent directly from your account at the end of the month.

o        Personal  Service  and  Information:   professionally  trained  service
         representatives are available to help you whenever you have questions through our toll-free number, 1-800-253-2277.

o Consolidated Statements: in addition to receiving a confirmation statement of each transaction in your account, you receive, without extra charge, a convenient monthly consolidated statement. (Retirement Plan statements are mailed quarterly.) This statement contains the market value of all your holdings in the AARP Funds and a complete listing of your transactions for the statement period.

o Shareholder Handbook: the Shareholder Handbook was created to help answer many of the questions you may have about investing in the Program.

o IRA Shareholder Handbook: the IRA Shareholder Handbook was created to help answer many of the questions you may have about investing in the no-fee AARP IRA.

o A Glossary of Investment Terms: the Glossary of Investment Terms defines commonly used financial and investment terms.

o Newsletter: every month, shareholders receive our newsletter, Financial Focus (retirement plan shareholders receive a special edition of Financial Focus on a quarterly basis) which is designed to help keep you up-to-date on economic and investment developments, and any new financial services and features of the Program.

         This Statement of Additional Information supplements the Prospectus, and provides more detailed information about the Trusts and the Funds.


               THE AARP FUNDS' INVESTMENT OBJECTIVES AND POLICIES



         Descriptions   in  this  Statement  of  Additional   Information  of  a
particular investment practice or technique in which a fund may engage or a financial instrument which a fund may purchase are meant to describe the spectrum of investments that the Fund Manager, in its discretion, might, but is not required to, use in managing a fund's assets. The Fund Manager may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of a fund, but, to the extent employed, could, from time to time, have a material impact on a fund's performance.

AARP Money Funds


         The AARP Funds offer a choice of two taxable and one tax free money fund for small savers, big savers and people looking for a way to invest. People who earn a relatively low interest rate in an insured bank savings account, who have to make withdrawals or deposits in person or whose money isn't easily accessible may find that the AARP Money Funds can help.

         AARP High Quality Money Fund. The Fund is designed to provide current income. In doing so, the Fund seeks to maintain stability and safety of principal and a constant net asset value of $1.00 per share while offering liquidity. There may be circumstances under which this goal cannot be achieved. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. The AARP High Quality Money Fund is a separate series of the AARP Cash Investment Funds. The Fund invests in high quality securities with remaining maturities of 397 calendar days or less. The average dollar-weighted maturity of its investments is 90 days or less. The investment policies and restrictions of the Fund are described as follows:

         To provide safety and liquidity, the investments of the AARP High Quality Money Fund are limited to those that at the time of purchase are rated, or judged by the Fund Manager to be the equivalent of those rated, within the two highest credit ratings ("high quality instruments") by one or more rating agencies such as: Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Service ("Fitch"). In addition, the Fund Manager seeks through its own credit analysis to limit investments to high-quality instruments presenting minimal credit risks. If a security ceases to be rated or is downgraded below the second highest quality rating indicated above, the Fund will promptly dispose of the security, unless the Trustees determine that continuing to hold the security is in the best interests of the Fund. Generally, the Fund will invest in securities rated in the highest quality rating by at least two of these rating agencies.

         Securities eligible for investment by the Fund include "first tier securities" and "second tier securities." "First tier securities" are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest category by at least two nationally-recognized rating agencies (or by one nationally-recognized rating agency, if no other rating agency has issued a rating with respect to that security). Securities generally rated (or issued by an issuer with comparable securities rated) in the top two rating categories by at least two nationally-recognized rating agencies (or one, if only one nationally-recognized rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, as a matter of non-fundamental policy the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (i) 1% of its total assets, or (ii) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         The Fund purchases high quality short-term securities consisting of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the "World Bank"); obligations of domestic banks and their foreign branches, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions; instruments whose credit has been enhanced by: banks (letters of credit), insurance companies (surety bonds), or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; municipal securities including notes, bonds and participation interests, either taxable or tax-free, as described in more detail for the AARP High Quality Tax Free Money Fund; securities with put features; and repurchase agreements. The Fund may hold cash, which does not earn interest, to facilitate stabilizing its net asset value per share and for liquidity purposes.

         Commercial paper at the time of purchase will be rated, or judged by the Fund Manager under the supervision of the Trustees, to be the equivalent of securities rated A-1 or higher by S&P, Prime-1 or higher by Moody's, or F-1 or higher by Fitch. Investments in other corporate obligations, such as bonds or notes, will be limited to securities rated, or judged by the Fund Manager to be the equivalent of securities rated, AA or higher by S&P or Fitch or Aa or higher by Moody's. Obligations which are the subject of repurchase agreements will be limited to those types described above. Shares of the Fund are not insured or guaranteed by the U.S. Government.

         The Fund may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) and their foreign branches and of smaller banks as described below. These as well as all other investments of the Fund must be

U.S. dollar denominated. The Fund will not invest in certificates of deposit or bankers' acceptances of foreign banks without additional consideration by and the approval of the Trustees of the AARP Cash Investment Funds. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

         Investment in certificates of deposit and bankers' acceptances issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in obligations issued by domestic banks. Such investment risks include the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on the obligations of the foreign branches of domestic banks, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         The Fund may also invest in certificates of deposit issued by banks which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's net assets (taken at current value) are invested in certificates of deposit and bankers' acceptances of banks having total assets not in excess of $1 billion.


         The Fund may enter into repurchase agreements with member banks of the Federal Reserve System whose creditworthiness has been determined by the Fund Manager to be equal to that of issuers of commercial paper rated within the two highest grades by a nationally-recognized rating agency. The Fund may also invest in securities purchased on a "forward delivery" or "when-issued" basis. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel, and capital and mortgage lending.

         AARP High Quality Tax Free Money Fund. The Fund is designed to provide current income free from federal income taxes. In doing so, the Fund seeks to maintain stability and safety of principal and a constant net asset value of $1.00 per share while offering liquidity. There may be circumstances under which this goal cannot be achieved. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. The AARP High Quality Tax Free Money Fund is a separate series of AARP Tax Free Income Trust. From investments in high quality municipal securities, the Fund is designed to provide current income free from federal income taxes. The Fund invests in high-quality municipal securities with remaining maturities of 397 calendar days or less from the date the purchase is expected to be settled by the Fund, with a weighted average maturity of 90 days or less.

         The Fund will invest in municipal securities which are rated at the time of purchase within the two highest quality ratings of rating agencies such as: Fitch -- AAA and AA, F1 and F2; Moody's -- Aaa and Aa, or within Moody's short-term municipal obligations top ratings of MIG 1 and MIG 2 and P1; or S&P -- AAA/AA and SP1+/SP1, A1+ and A1 -- all in such proportions as the Fund Manager will determine. Securities must be so rated by at least two agencies or by at least one, if only one has rated the security. Generally, the Fund will invest in municipal securities rated in the highest quality rating by at least two nationally-recognized rating agencies. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if other equal or junior municipal securities of the same issuer are rated and their ratings are within the foregoing ratings of Fitch, Moody's or S&P. The Fund may also invest in municipal securities which are unrated if, in the opinion of the Fund Manager, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest. For a description of ratings, please see "Additional Information." Shares of this Fund are not insured or guaranteed by the U.S. Government.

         Subsequent to its purchase by the AARP High Quality Tax Free Money Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. The Fund will dispose of any such security unless the Board of Trustees of the Fund determines that such disposal would not be in the best interests of the Fund.

         As a fundamental policy, under normal circumstances, at least 80% of the net assets of the Fund will be invested in securities exempt from federal income tax. Although the Fund normally intends to ensure that all income to shareholders will be exempt from federal income tax, there can be no assurance that this goal will be achieved or that income to shareholders which is federally tax exempt will be exempt from state and local taxes.

         From time to time on a temporary basis or for defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in taxable investments consisting of: (i) other obligations issued by or on behalf of municipal or corporate issuers; (ii) U.S. Treasury notes, bills and bonds;
(iii) obligations of agencies and instrumentalities of the U.S. Government; (iv) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances; and (v) repurchase agreements (agreements under which the seller agrees at the time of sale to repurchase the security at an agreed time and price) with respect to any of the obligations which the Fund is permitted to purchase. The Fund will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A1+ and A1 by S&P, Prime-1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest temporarily in taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Fund expects to invest such proceeds in municipal securities as soon as practicable. Interest income from temporary investments held by the Fund may be taxable to shareholders as ordinary income.

         Maintenance of Constant Net Asset Value Per Share. The Trustees of AARP High Quality Money Fund, the AARP Premium Money Fund, and the AARP High Quality Tax Free Money Fund have determined that it is in the best interests of the Funds and their shareholders to maintain the net asset value of the Funds' shares at a constant $1.00 per share. In order to facilitate the maintenance of a constant $1.00 net asset value per share, the Funds operate in accordance with Rule 2a-7 of the Investment Company Act of 1940. In accordance with the Rule, the assets of the Funds consist entirely of cash, cash items, and high quality U.S. dollar-denominated investments which have minimal credit risks and which have a remaining maturity date of not more than 397 days from date of purchase. The average dollar-weighted maturity of each Fund is varied according to money market conditions, but may not exceed 90 days. The maturity of a portfolio security is the period remaining until the date stated in the security for payment of principal or such earlier date as it is called for redemption, except that a shorter period is used for Variable and Floating Rate Instruments, as defined in the Rule, in accordance with and subject to the conditions contained in the Rule.

         The Trustees have established procedures reasonably designed to stabilize the price per share of the AARP High Quality Money Fund, the AARP Premium Money Fund, and the AARP High Quality Tax Free Money Fund at $1.00, as computed for the purposes of sales, repurchases and redemptions, taking into account current market conditions and each Fund's investment objectives. Such procedures, which the Trustees review annually, include specific requirements designed to assure that issuers of the Funds' securities continue to meet high standards of creditworthiness. The procedures also establish certain requirements concerning the quality, maturity and diversification of the Fund's investments. Finally, the procedures require the determination, at such intervals as the Trustees deem appropriate and reasonable, of the extent, if any, to which a Fund's net asset value calculated by using available market
quotations   deviates  from  $1.00  per  share.  Market  quotations  and  market equivalents used in making such determinations may be obtained from an independent pricing service approved by the Trustees. Such determinations will be reviewed periodically by the Trustees.

         If at any time it is determined that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders of a Fund, certain corrective actions may be taken, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (i) to reduce the number of outstanding shares of a Fund on a pro rata basis, and (ii) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. The Funds may hold cash for the purpose of stabilizing their net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the shares of the Funds.

         The Fund may also invest in tax-exempt custodial receipts, municipal lease obligations and participation interests, stand-by commitments, third party puts, and securities purchased on a "forward delivery" or "when-issued" basis. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

         The net income of the Funds is declared as dividends to shareholders daily and distributed monthly in shares of the Funds unless payment is requested in cash.


         AARP Premium Money Fund. The Fund is designed to provide current income. In doing so, the Fund seeks to maintain stability and safety of principal and a constant net asset value of $1.00 per share while offering liquidity. There may be circumstances under which this goal cannot be achieved. The Fund also has an educational objective to help shareholders make informed investment decisions for the later stages of life. The Fund is designed to offer monthly income, while maintaining stability and liquidity of principal, on balances of $10,000 or more. In addition, it provides a convenient way to access your money through free checkwriting. The minimum per check is $1,000 to discourage frequent transactions and to help keep fund expenses low thereby increasing the potential income. The Fund will typically provide a higher level of income than the AARP High Quality Money Fund, which has lower investment and checkwriting minimums. The Fund invests in high-quality, short-term securities. These securities will have remaining maturities of 397 calendar days or less. The average dollar-weighted maturity of the Fund's investments is 90 days or less. The investment policies and restrictions of the Fund are described as follows:

         To provide safety and liquidity, the investments of the AARP Premium Money Fund are limited to those that at the time of purchase are rated, or, if unrated, judged by the Fund Manager to be the equivalent of those rated, within the two highest credit ratings ("high quality instruments") by one or more nationally-recognized rating agencies such as Moody's, S&P, or Fitch. In addition, the Fund Manager seeks through its own credit analysis to limit investments to high-quality instruments presenting minimal credit risks. If a security ceases to be rated or is downgraded below the second highest quality rating indicated above, the Fund will promptly dispose of the security, unless the Trustees determine that continuing to hold such security is in the best interests of the Fund. Generally, the Fund will invest in securities rated in the highest quality rating by at least two rating agencies.

         Securities eligible for investment by the Fund include "first tier securities" and "second tier securities." "First tier securities" are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest category by at least two nationally-recognized rating agencies (or by one nationally-recognized rating agency, if no other nationally-recognized rating agency has issued a rating with respect to that security). Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two nationally-recognized rating agencies (or one, if only one nationally-recognized rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of the Fund's investments, as a matter of non-fundamental policy the Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time. The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, the Fund may not invest more than the greater of (i) 1% of its total assets, or (ii) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

         The Fund purchases high quality short-term securities consisting of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and their foreign branches, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; obligations of savings and loan institutions; instruments whose credit has been enhanced by: banks (letters of credit), insurance companies (surety bonds), or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; asset-backed securities, including certificates, participations and notes; municipal securities including notes, bonds and participation interests, either taxable or tax-free, as described in more detail for the AARP High Quality Tax Free Money Fund; securities with put features; and repurchase agreements.

         Commercial paper at the time of purchase will be rated, or judged by the Fund Manager under the supervision of the Trustees, to be the equivalent of securities rated A-1 or higher by S&P, Prime-1 or higher by Moody's, or F-1 or higher by Fitch. Investments in other corporate obligations, such as bonds or notes, will be limited to securities rated, or judged by the Fund Manager to be the equivalent of securities rated, AA or higher by S&P or Fitch or Aa or higher by Moody's. Obligations which are the subject of repurchase agreements will be limited to those of the type described above. Shares of the Fund are not insured or guaranteed by the U.S. Government.

         The Fund may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which had, at the time of their most recent annual financial statements, total assets in excess of $1 billion) and their foreign branches and of smaller banks as described below. These as well as all other investments of the Fund must be U.S. dollar denominated. The Fund will not invest in certificates of deposit or bankers' acceptances of foreign banks without additional consideration by and the approval of the Trustees of the AARP Cash Investment Funds. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.

         Investment in certificates of deposit and bankers' acceptances issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in obligations issued by domestic banks. Such investment risks include the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on the obligations of the foreign branches of domestic banks, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         The Fund may also invest in certificates of deposit issued by banks which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's net assets (taken at current value) are invested in certificates of deposit and bankers' acceptances of banks having total assets not in excess of $1 billion.


         The Fund may enter into repurchase agreements with member banks of the Federal Reserve System whose creditworthiness has been determined by the Fund Manager to be equal to that of issuers of commercial paper rated within the two highest grades by a nationally-recognized rating agency. The Fund may also invest in securities purchased on a "forward delivery" or "when-issued" basis. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         The Fund has certain non-fundamental policies designed to maintain diversification. These policies may be changed without shareholder approval. The amount of total assets of the Fund that may be invested in the securities of a single issuer is limited in accordance with federal law.


         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel, and capital and mortgage lending.



AARP Income Funds





         AARP High Quality Short Term Bond Fund. The Fund is designed to produce a high level of current income but with less risk of loss to the Fund's portfolio than other short-term bond mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in high-quality, short-term U.S. Government, corporate and other fixed-income securities. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. Consistent with investments primarily in high quality securities, the Fund seeks to provide a high level of income and to keep the value of its shares more stable than that of a long-term bond. By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term bonds or many long-term bond mutual funds, although the Fund's yield may be lower. Due to the greater market price risk of its securities, the Fund may have a more variable share price than the AARP GNMA and U.S. Treasury Fund. It is also possible that the Fund may provide a higher level of income than the AARP GNMA and U.S. Treasury Fund.

         Under normal circumstances the Fund will invest substantially all, and no less than 65%, of its assets in high quality U.S. Government, corporate and other fixed-income securities. The Fund may purchase any investments eligible for the AARP GNMA and U.S. Treasury Fund and corporate notes and bonds, as well as obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of Federal Home Loan Bank, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. In addition, the Fund may purchase obligations of international agencies such as the International Bank for Reconstruction and Development, the Inter-American Development Bank and the Asian Development Bank. Other eligible investments include U.S. dollar-denominated foreign debt securities (such as U.S. dollar denominated debt securities issued by the Dominion of Canada and its provinces), foreign government bonds denominated in foreign currencies, trust preferred securities, mortgage-backed and other asset-backed securities, and money market instruments such as commercial paper, bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks.

         Except for the limitations in the Fund's investment restrictions and the percentage limitations on investments on securities denominated in foreign currencies set forth in the prospectus, there is no limit as to the proportions of the Fund which may be invested in any of the eligible investments. However, it is a policy of the Fund that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry. (See "Investment Restrictions")

         Portfolio Quality. The policies of AARP High Quality Short Term Bond Fund are designed to provide a portfolio that combines primarily high quality securities with investments that attempt to reduce its market price risk. No purchase will be made if, as a result of the purchase, less than 65% of the Fund's net assets would be invested in debt obligations, including money market instruments, that (i) are issued or guaranteed by the U.S. Government, (ii) are rated at the time of purchase within the two highest grades assigned by any of the nationally-recognized rating agencies including Moody's or S&P, or (iii) if not rated, are judged at the time of purchase by the Fund Manager, subject to the Trustees' review, to be of a quality comparable to those in the two highest ratings described in (ii) above. All of the debt obligations in which the Fund invests will, at the time of purchase, be rated investment-grade or higher by Moody's (Aaa, Aa, A, and Baa) or S&P (AAA, AA, A, and BBB) or, if not rated, will be judged to be of comparable quality by the Fund Manager. At least 65% of the Fund's assets must be in securities rated in the two highest rating categories by Moody's or S&P. The Fund may invest up to 20% of its assets in bonds rated Baa by Moody's or rated BBB by S&P. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. These securities normally pay higher yields and are regarded as having adequate capacity to repay principal and pay interest but involve potentially greater price variability than higher-quality securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund does not purchase securities rated below investment-grade, commonly known as "junk" bonds. (See "ADDITIONAL INFORMATION--Ratings of Corporate Bonds.")

         Variations of Maturity. In an attempt to capitalize on the differences in total return from securities of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Fund Manager's expectations of changes in interest rates.


         Foreign Securities. The Fund may invest, without limit, in U.S. dollar-denominated foreign debt securities (including U.S. dollar-denominated debt securities issued by the Dominion of Canada and its provinces and other debt securities which meet the Fund's criteria applicable to its domestic investments), and in certificates of deposit issued by foreign branches of U.S. banks, to any extent deemed appropriate by the Fund Manager. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the Fund's total assets will be represented by a given foreign currency.


         As a temporary defensive measure, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents.


         The Fund may also invest in dollar roll transactions, repurchase agreements, real estate investment trusts, mortgage-backed and mortgage pass-though securities, collaterallized mortgage obligations, securities purchased on a

"forward delivery" or "when-issued" basis, futures contracts, options on futures contracts, covered call options, convertible securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         AARP GNMA and U.S. Treasury Fund. The Fund is designed to produce a high level of current income but with less risk of loss to the Fund's portfolio than other GNMA mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing in high-quality Government National Mortgage Association (GNMA) securities and U.S. Treasury bills, notes and bonds issued or backed by the full faith and credit of the U.S. Government. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. AARP GNMA and U.S. Treasury Fund is designed for investors who are seeking high current income from high quality securities and who wish to receive a degree of protection from bond market price risk. The Fund's investment objective is to produce a high level of current income and to keep the price of its shares more stable than that of a long-term bond mutual fund. The Fund pursues this objective by investing principally in U.S. Government-guaranteed GNMA securities and U.S. Treasury obligations. The Fund has been designed with the conservative, safety-conscious investor in mind. Of the three funds in the AARP Income Trust, the AARP GNMA and U.S. Treasury Fund is the most conservative choice. Although past performance is no guarantee of future performance, historically, this Fund offers higher yields than such short-term investments as insured savings accounts, insured six month certificates of deposit, and fixed-price money market funds.

         The Fund invests in U.S. Treasury bills, notes and bonds; other securities issued or backed by the full faith and credit of the U.S. Government, including, but not limited to, Government National Mortgage Association ("GNMA") mortgage-backed securities, Merchant Marine Bonds guaranteed by the Maritime Administration and obligations of the Export-Import Bank; financial futures contracts with respect to such securities; options on either such securities or such financial futures contracts; and bank repurchase agreements. At least 65% of the Fund's net assets will be directly invested in U.S. Treasury obligations, including GNMAs. The Fund will make long-term investments but will also attempt to dampen its price variability in comparison to that of a long-term bond mutual fund by including short-term U.S. Treasury securities in its portfolio. The Fund may also utilize hedging techniques involving limited use of financial futures contracts and the purchase and writing (selling) of put and call options on such contracts. Under certain market conditions, these strategies may reduce current income. At any time, the Fund may have a substantial portion of its assets in securities of a particular type or maturity. The Fund may also write covered call options on portfolio securities and purchase "when-issued" securities.

         GNMA Mortgage-Backed Securities ("GNMAs"). GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, a Government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government. This is not, however, a guarantee related to the Fund's yield or the value of your investment principal.

         As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments including prepayments are passed through to the holder of the security (in this case, the Fund).

         The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Fund Manager, in determining the attractiveness of GNMAs relative to alternative fixed-income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower
investment  return  than  anticipated.   When  interest  rates  rise,   mortgage
prepayment   rates   tend  to   decline,   thus   lengthening   the  life  of
a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         Some investors may view the Fund as an alternative to a bank certificate of deposit. While an investment in the Fund is not federally insured, and there is no guarantee of price stability, an investment in the Fund--unlike a certificate of deposit--is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties, and may provide a higher yield.


         The Fund may also invest in dollar roll transactions, mortgage-backed and mortgage pass-though securities, securities purchased on a "forward delivery" or "when-issued" basis, and covered call options. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         For temporary defensive purposes, the fund may temporarily invest up to 100% of assets in cash or cash equivalents.





         AARP Insured Tax Free General Bond Fund. The Fund is designed to produce a high level of current income that is free from federal income taxes but with less risk of loss to its portfolio than other insured tax-free bond mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in high-quality, federally tax-exempt municipal securities that are insured by nationally recognized private insurers to protect against default by the municipality. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. The AARP Insured Tax Free General Bond Fund is a separate series of AARP Tax Free Income Trust. Securities comprising at least 65% of the total assets held by the Fund are fully insured as to the principal amount and interest by nationally recognized private insurers. While longer-term securities such as those in which the Fund may invest have in recent years had higher yields, they also experience greater price fluctuation than shorter-term securities. By including short- and medium-term bonds in its portfolio, the Fund seeks to offer less share price volatility than long-term municipal bonds or many long-term municipal bond mutual funds, although the Fund's yield may be lower. Because the Fund may trade the securities in the portfolio, the Fund is also free to attempt to take advantage of opportunities in the market to achieve higher current income. This opportunity is not available to unit investment trusts, which hold fixed portfolios of municipal securities.

         Under normal circumstances, at least 80% of the Fund's net assets are invested in federally tax-exempt securities. For this purpose, private activity bonds, the interest on which is treated as a preference item for purposes of calculating alternative minimum tax liability, will not be treated as tax-exempt securities. The Fund does not intend to purchase private activity bonds.
(See "TAXES".)

         There can be no assurance that the objectives of the Fund will be achieved or that all income to shareholders which is exempt from federal income taxes will be exempt from state or local taxes. Shareholders may also be subject to tax on long-term and short-term capital gains. (See "TAXES".)

         In addition, the market prices of municipal securities, like those of taxable debt securities, go up and down when interest rates change. Thus, the net asset value per share can be expected to fluctuate and shareholders may receive more or less than their purchase price for shares they redeem. In addition to investments in municipal obligations, as described below, the Fund may invest in short-term taxable U.S. Government securities and repurchase agreements backed by U.S. Government securities. The Fund also may invest in demand notes and tax-exempt commercial paper, financial futures contracts, and may invest in and write (sell) options related to such futures contracts. These investments are not insured or guaranteed or backed by the U.S. Government. Except for futures and options, which are not rated, the Fund will only purchase securities rated within the top three ratings by Moody's and S&P, or, if unrated, of equivalent quality as determined by the Fund Manager, or repurchase agreements on such securities. To qualify as "within the top three ratings," a security must have such a rating due to the credit of the issuer or due to specific insurance on the security, whether acquired at issuance or by the Fund at the time of purchase. A security would not so qualify if its rating was solely the result of coverage under the Fund's portfolio insurance.

         Securities in which the Fund may invest may include: (i) a security that carries at the time of issuance, whether because of the credit of the issuer or because it is insured at issuance by an insurance company, a rating within the top three ratings; and (ii) a security not rated within the top three ratings at the time of issuance but insured to maturity by the Fund at the time of purchase if, upon issuance of such insurance, the Fund Manager is able to determine that the security is now the equivalent of a security rated within the top three ratings by a nationally recognized rating agency.

         When, in the opinion of the Fund Manager, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term investments such as U.S. Treasury notes, bills and bonds and repurchase agreements collateralized by U.S. Government securities, the interest income from which may be subject to federal income tax. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in such taxable U.S. Treasury securities and repurchase agreements for temporary defensive purposes.

         Insurance. Insurance on at least 65% of the Fund's total assets will be obtained from nationally recognized private insurers, including the following:
Financial Guaranty Insurance Company ("FGIC") is owned by FGIC Corporation, which in turn is owned by General Electric Credit Corporation; AMBAC Indemnity Corporation; and Municipal Bond Investors Assurance Corporation, a wholly-owned subsidiary of MBIA Incorporated, the principal shareholders of which are: The Aetna Life & Casualty Company, Fireman's Fund Insurance Company, subsidiaries of the CIGNA Corporation and affiliates of the Continental Insurance Company.

         The Fund currently has portfolio insurance provided by FGIC pursuant to which it may insure securities mutually agreed to between the Fund and FGIC so long as the security remains in the Fund's portfolio. Pursuant to an irrevocable commitment, FGIC also provides the Fund with the option to obtain insurance for any security covered by the FGIC portfolio insurance, which insurance can continue if the security were to be sold by the Fund. The Fund also may procure portfolio insurance from other insurers.

         At least 65% of the Fund's assets are fully insured by private insurers as to payment of principal and interest to the Fund, when due. If uninsured securities or securities not directly or indirectly backed or guaranteed by the U.S. Government are purchased and expected to be held for 60 days or more, insurance will be obtained within 30 days to ensure that 65% of the Fund's assets are insured by the issuer or arranged for by the Fund. If at least 65% of the Fund's assets are not insured securities, the Fund will obtain insurance for a portion of its U.S. Government guaranteed or backed securities so that the 65% standard is achieved.

         The Fund requires that insurance with respect to its securities provide for the unconditional payment of scheduled principal and interest when due. In the event of a default by the issuer in the payment of principal or interest, the insurer will, within 30 days of notice of such default, provide to its agent or the Trustee funds needed to make any such payments. Such agent or Trustee will bear the responsibility of seeing that such funds are used to make such payments to the appropriate parties. Such insurance will not guarantee the market value of a security. Insurance on the Fund's securities will in some cases continue in the event the securities are sold by the Fund, while in other cases it may not.

         To the extent the Fund's insured municipal securities do not equal 65% of its total assets, the Fund will obtain insurance on such amount of its U.S. Government guaranteed or backed securities as is necessary to have 65% of the Fund's total assets insured at all times. This type of insurance will terminate when the security is sold and will involve an added cost to the Fund while not increasing the quality rating of the security.

         Insurance on individual securities, whether obtained by the issuer or the Fund, is non-cancelable and runs for the life of the security. Securities covered under the Fund's portfolio insurance are insured only so long as they are held by the Fund, though the Fund has the option to procure individual secondary market insurance which would continue to cover any such security after its sale by the Fund. Such guaranteed renewable insurance continues so long as premiums are paid by the Fund and, in the judgment of the Fund Manager, coverage should be continued. Non-payment of premiums on the portfolio insurance will, under certain circumstances result in the cancellation of such insurance and will also permit FGIC to take action against the Fund to recover premiums due it. In the case of securities which are insured by a nationally recognized private insurer, default by the issuer is not expected to affect the market value of the security relative to other insured securities of the same maturity value and coupon and covered by the same insurer. In the case of a security covered by the Fund's portfolio insurance, the market value of such a security in the event of a default in the payment of principal or interest by the issuer might be less unless the Fund elected to purchase secondary market insurance for the security. The Fund Manager intends to either procure secondary market insurance by a nationally recognized private insurer for, or retain in the Fund's portfolio, securities which are insured by the Fund under portfolio insurance and which are in default or pose a significant risk of default in the payment of principal or interest. Any such securities retained by the Fund would be held until the default has been cured or the principal and interest have been paid by the issuer or the insurer.

         Premiums for insurance may be payable in advance or may be paid periodically over the term of the security by the party then owning the security, and the costs will be reflected in the price of the security. The cost of insurance for longer-term securities, expressed in terms of income on the security, is likely to reduce such income by from 10 to 60 basis points. Thus, a security yielding 10% might have a net insured yield of 9.9% to 9.4%. The impact of the cost of the Fund's portfolio insurance on the Fund's net yield is somewhat less. The cost of insurance for shorter-term securities, which are generally lower-yielding, is expected to be less. It should be noted that insurance raises the rating of a municipal security. Lower rated securities generally pay a higher rate of interest than higher rated securities. Thus, while there is no assurance that this will always be the case, the Fund may purchase lower rated securities which, when insured, will bear a higher rating, and may pay a higher net rate of interest than other equivalently rated securities which are not insured.

         Nationally recognized private insurers have certain eligibility standards as to the municipal securities they will insure. Such standards may be more or less strict than standards which would be applied for purchase of a security for the Fund. To the extent nationally recognized private insurers apply stricter standards, the Fund will be restricted by such standards in the purchase and retention of municipal securities.

         The Internal Revenue Service has issued revenue rulings indicating that
(i) the fact that municipal obligations are insured will not affect their tax-exempt status and (ii) insurance proceeds representing maturing interest on defaulted municipal obligations paid to certain municipal bond funds will be excludable from federal gross income under Section 103(a) of the Internal
Revenue Code. While operation of the Fund and the terms of the insurance policies on the Fund's securities may differ somewhat from those addressed by the revenue rulings, the Fund does not anticipate that any differences will be material or change the result with respect to the Fund.

         Insurers of the Fund's municipal securities are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation, however, is no guarantee that an insurer will be able to perform on its contract of insurance in the event a claim should be made thereunder at some time in the future. The Fund Manager reviews the financial condition of each insurer of their securities at least annually, and in the event of any material development, with respect to its continuing ability to meet its commitments to any contract of bond or portfolio insurance.

         Management Strategies. In pursuit of its investment objectives, the Fund purchases securities that it believes are attractive and provide competitive values in terms of quality, and the relationship of current price to market value. However, recognizing the dynamics of municipal securities prices in response to changes in general economic conditions, fiscal and monetary policies, interest levels and market forces such as supply and demand for various bond issues, the Fund Manager manages the Fund continuously, attempting to achieve a high level of tax-free income. The primary strategies employed in the management of the Fund are:

         Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal securities of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Fund Manager's expectations of changes therein.

         Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal securities of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These temporary disparities in normal yield relationships may afford opportunities to invest in more attractive market sectors or specific issues by trading securities currently held by the Fund.

         Market Trading Opportunities. In addition to the above, the Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than 3 months) if the Fund Manager believes that such transactions, net of costs, would further the attainment of that Fund's objectives. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that the Fund will be able to take advantage of them. The Fund will limit its voluntary short-term trading to the extent necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

         Special Considerations: Income Level and Credit Risk. To the extent the Fund holds insured municipal obligations, the income earned on its shares will tend to be less than for an uninsured portfolio of the same securities. The Fund will amortize as income, over the life of the respective security issues, any original issue discount on debt obligations (even where these are acquired in the after-market), and market discount on short-term U.S. Government securities. The Fund will elect to amortize the premium paid on acquisition of any premium coupon obligations. Since such discounts and premiums will be recognized in the Fund's accounts over the life of the respective security issues and included in the regular monthly income distributions to shareholders, they will not give rise to taxable capital gains or losses. However, a capital gain or taxable ordinary income may be realized upon the sale or maturity and payment of certain obligations purchased at a market discount.


The Fund may also invest in tax-exempt custodial receipts, municipal lease obligations and participation interests, stand-by commitments, third party puts, and repurchase agreements. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

         AARP Bond Fund for Income. The Fund is designed to produce a high level of current income but with less risk of loss to its portfolio than other long-term bond mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in short-term, medium-term, and long-term investment-grade debt securities. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.

         In pursuit of its investment objectives, under normal market conditions, the Fund invests at least 65% of its assets in investment-grade debt securities. Investment-grade securities are rated Aaa, Aa, A, or Baa by Moody's, or AAA, AA, A, or BBB by S&P, or, if unrated, are of equivalent quality as determined by the Fund Manager. The Fund may invest up to 35% of its assets in securities rated Ba or B by Moody's, or BB or B by S&P, but no more than 10% of the Fund's assets may be invested in securities rated B by Moody's or S&P. These two grades of securities are considered to be below investment grade. Below investment-grade securities are considered predominantly speculative with respect to their capacity to pay interest and repay principal. They generally involve a greater risk of default and have more price volatility than securities in higher rating categories.

         The Fund may invest in U.S. Treasury and U.S. agency securities, corporate bonds and notes, trust preferred securities, mortgage-backed and other asset-backed securities, dollar-denominated debt of international agencies or investment-grade foreign institutions, and money market instruments such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may invest up to 20% of total assets in foreign debt securities denominated in currencies other than the U.S. dollar, but no more than 5% of the fund's total assets may be represented by a given foreign currency. The Fund may also purchase "when-issued" securities and invest in repurchase agreements.

         For temporary defensive purposes, the Fund may invest without limit in money market and short-term instruments or invest all or a substantial portion of its assets in high quality domestic debt securities when the Fund Manager deems such a position advisable in light of economic or market conditions.

         Risks. The Fund can invest a limited portion of assets in below investment-grade securities, sometimes referred to as "junk" bonds. Investing in high yielding, lower-quality bonds involves various types of risks including the risk that issuers of bonds held in the portfolio will not make timely payment of either interest or principal or may default entirely. This risk of default can increase with changes in the financial condition of a company or with changes in the U.S. economy, such as a recession. Compared to investing in higher quality securities, investing in high yielding, lower-quality bonds may be rewarded for the additional risk of the high yielding, lower-quality bonds through higher interest payments and the opportunity for greater capital appreciation.

         The Fund may also invest in dollar roll transactions, real estate investment trusts, collaterallized mortgage obligations, zero coupon securities, high yield/high risk securities, futures contracts, options on futures contracts, covered call options, convertible securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

AARP Growth and Income  Funds


         AARP Balanced Stock and Bond Fund. The Fund is designed to provide long-term capital growth and income but with less risk of loss to its portfolio than other balanced mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in a diversified mix of stocks with above-average dividend yields, high-quality bonds, and cash reserves. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.

         The Fund is intended to provide--through a single investment--access to a wide variety of income-oriented stocks and investment-grade bond investments. Common stocks and other equity investments provide long-term growth potential to help offset the effect of inflation on an investor's purchasing power. Bonds and other fixed-income investments provide current income and may, over time, help reduce fluctuations in the Fund's share price.

         In seeking a balance of growth and income, as well as long-term preservation of capital, the Fund invests in a diversified portfolio of equity and fixed-income securities. At least 30% of the Fund's assets will be in fixed-income securities, with the remainder of its net assets in common stocks and securities convertible into common stocks. For temporary defensive purposes, the Fund may invest without limit in cash and in other money market and short-term instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

         The Fund will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the Fund Manager weighs the relative values of different asset classes and expectations for future returns. In doing so, the Fund Manager analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors.

         The Fund is designed as a conservative long-term investment. The Fund does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed-income investments are expected to occur in generally small increments within the guidelines adopted in the Prospectus and this Statement of Additional Information.

         While the Fund emphasizes U.S. equity and debt securities, it may invest without limit in foreign securities, including depositary receipts. The Fund's foreign holdings will meet the criteria applicable to its domestic investments. Foreign securities are intended to increase diversification, thus reducing risk, while providing the opportunity for higher returns.

         The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Composite Stock Index (S&P 500 Index"). There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

         In addition, the Fund may invest in securities on a when-issued or forward delivery basis and may write (sell) covered call options on the equity securities it holds to enhance investment return and may purchase and sell options on stock indices for hedging purposes. Subject to applicable regulatory guidelines and solely to protect against adverse effects of changes in interest rates, the Fund may make limited use of financial futures contracts.

         Equity investments. The Fund can invest up to 70% of its net assets in equity securities including dividend paying and non-dividend paying stocks. The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks, of companies that, in the Fund Manager's judgment, will offer the opportunity for capital growth and growth of earnings while providing dividends. The Fund pursues these objectives by investing primarily in common stocks and securities convertible into common stocks. The Fund may invest in equity securities which do not pay current dividends but which, in the Fund Manager's judgment, offer prospects for growth of capital and future income. Over time, a stock which produces continued earnings growth tends to produce higher dividends and stock values.


         The Fund invests in a variety of industries and  companies.  Changes in
the  Fund's   portfolio   securities   are  made  on  the  basis  of  investment
considerations and not for trading purposes.

         Fixed-income investments. To enhance income and stability, the Fund will have at least 30% of its net assets invested in fixed-income securities. The Fund can invest in a broad range of corporate bonds and notes, convertible bonds, and preferred and convertible preferred securities. It may also purchase U.S. Government securities and obligations of federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Banks, Farm Credit Banks, and the Federal Home Loan Mortgage Corporation. The Fund may also invest in obligations of international agencies, foreign debt securities (both U.S. and non-U.S. dollar denominated), trust preferred securities, mortgage-backed and other asset-backed securities, municipal obligations, zero coupon securities, and restricted securities issued in private placements.

         For liquidity and defensive purposes, the Fund may invest in money market securities such as commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Fund may also enter into repurchase agreements with respect to U.S. Government securities.

         All of the Fund's debt securities will be investment grade, that is, rated Baa or above by Moody's or BBB or above by S&P. Moreover, at least 75% of these securities will be high grade, that is, rated within the three highest quality ratings of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or, if unrated, judged to be of equivalent quality as determined by the Fund Manager at the time of purchase. Securities must also meet credit standards applied by the Fund Manager. Moreover, the Fund does not purchase debt securities rated below Baa by Moody's or BBB by S&P. Should the rating of a portfolio security be downgraded the Fund Manager will determine whether it is in the best interest of the Fund to retain or dispose of the security.


         The Fund may also invest in real estate investment trusts, collaterallized mortgage obligations, securities purchased on a "forward delivery" or "when-issued" basis, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         For temporary defensive purposes, the Fund may temporarily invest up to 100% of assets in cash or cash equivalents.


         AARP Growth and Income Fund. The Fund is designed to provide long-term capital growth and income but with less risk of loss to its portfolio than other growth and income mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in common stocks whose dividend yields and earnings prospects are believed to be attractive relative to the average derived from its benchmark index, the S&P 500 Index. The Fund may also invest in fixed-income securities convertible into common stocks. Additionally, the Fund has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.


         The Fund invests primarily in common stocks and securities convertible into common stocks. It also may invest in rights to purchase common stocks of companies offering the prospect for capital growth and growth of earnings while paying current dividends. The Fund may also invest in preferred stocks consistent with the Fund's objective. Over time, continued growth of earnings tends to produce higher dividends and to enhance capital value. In addition, since 1945, the overall performance of common stocks has exceeded the rate of inflation.

         The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

         For temporary defensive purposes, the Fund may temporarily invest up to 100% of assets in cash or cash equivalents. During these periods, the Fund may also purchase high-quality money market securities (such as U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances) and repurchase agreements when the Fund Manager deems such a position advisable in light of economic or market conditions.


The Fund may also invest in real estate investment trusts, mortgage-backed and mortgage pass-through securities, futures contracts, covered call options, options on stock indicies, foreign securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

         AARP U.S. Stock Index Fund. The Fund is designed to provide long-term capital growth but with less risk of loss to its portfolio than other mutual funds that track the S&P 500 Index, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by emphasizing common stocks with above-average dividend yields, while maintaining investment characteristics otherwise similar to the S&P 500 Index. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.


         The Fund attempts to remain fully invested in common stocks of companies included in the S&P 500 Index. Under normal circumstances, the Fund will invest at least 95% of its assets in common stocks, futures contracts and options, primarily on the S&P 500 Index. The Fund, using a proprietary computer model, selects common stocks of S&P 500 companies that are expected to, on average, pay higher dividends than S&P 500 companies in the aggregate. In managing the Fund this way, the Fund Manager expects performance will be somewhat less volatile than that of the S&P 500 Index over time, and the total return will generally track the S&P 500 Index within 1% on an annualized basis. A tracking error of 0% would indicate perfect correlation to the Index. After the Fund's start-up phase, the Fund's portfolio will typically consist of the common stocks of between 400 to 470 of the S&P 500 companies. The Fund expects to come close to the capitalization weights of the S&P 500 Index. Nonetheless, to enhance the yield and liquidity characteristics of the Fund and reduce transaction costs, the Fund will not exactly replicate the portfolio weights of the S&P 500 Index and will not hold all 500 stocks within that Index. The investment approach is "passive" in that after the dividend screening described above, there is no additional financial analysis regarding the securities held in the Fund. Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of its assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs. The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks. The Fund will not invest in cash reserves, futures contracts or options as part of a temporary defensive strategy, such as lowering the Fund's investment in common stocks to protect against potential stock market declines. Thus the Fund will not take specific steps to minimize losses that reflect a decline in the S&P 500 Index. In the event that the Fund does not track within an annualized 1% total return of the S&P 500 Index for an extended period, the Fund Manager will consider alternative approaches.

         The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.


The Fund may also invest in real estate investment trusts, covered call options, options on stock indicies, convertible securities, foreign securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

AARP Growth Funds


         AARP Capital Growth Fund. The Fund is designed to provide long-term capital growth but with less risk of loss to its portfolio than other growth mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in a diversified mix of common stocks and fixed-income securities convertible into common stocks of established medium- and large-sized companies. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. Through a broadly diversified portfolio consisting primarily of high quality, medium- to large-sized companies with strong competitive positions in their industries and reasonable stock market valuation the Fund seeks to offer less share price volatility than many growth funds. It may also invest in rights to purchase common stocks, the growth prospects of which are greater than most stocks but which may also have above-average market risk. The Fund may also invest in preferred stocks consistent with the Fund's objective.

         Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term growth of capital may be found in all sectors of the market for publicly-traded equity securities. Thus, the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. In addition, since 1945, the overall performance of common stocks has exceeded the rate of inflation. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares (see "Investment Restrictions", herein, for majority voting requirements), that the Fund will not concentrate its investments in any particular industry.

         The Fund may  invest  up to 100% of its  assets in  high-quality  money market instruments (including U.S. Treasury bills, commercial paper, certificates of deposit, and bankers' acceptances), repurchase agreements and other debt securities for temporary defensive purposes when the Fund Manager deems such a position advisable in light of economic or market conditions.


         The Fund may also invest in real estate investment trusts, futures contracts, covered call options, options on stock indicies, foreign securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         AARP Small Company Stock Fund. The Fund is designed to provide long-term capital growth but with less risk of loss to its portfolio compared to other small company stock mutual funds, measured by the frequency and magnitude with which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in a broadly diversified portfolio of common stocks of small U.S. companies. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.

         Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high-quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of its assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.


         The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Composite Stock Index ("S&P 500 Index"). There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

The Fund is neither sponsored by nor affiliated with Standard & Poor's.

         In pursuing its objective of long-term capital growth, the Fund normally remains substantially invested in the common stocks of small U.S. companies. Using a quantitative investment approach developed by the Fund
Manager, the Fund focuses on equity securities of companies with market capitalization below $1.25 billion and that the Fund Manager believes are undervalued relative to the stocks in Russell 2000 Index(R). The Russell 2000 Index(R) is a widely used measure of small stock performance. The Fund will sell securities of companies that have grown in market capitalization above this level as necessary to keep the Fund focused on small companies.

         The Fund takes a diversified approach to investing . It generally invests no more than 2% of its assets in the securities of any one company and typically invests in over 150 securities, representing a variety of U.S. industries.

         While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or non-convertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes as a temporary investment to accommodate cash flows. The Fund may also invest in real estate investment trusts, covered call options, foreign securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.


AARP Global Funds

         AARP Global Growth Fund. The Fund is designed to provide long-term capital growth but with less risk of loss to its portfolio than other global growth mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in common stocks of established companies in a wide variety of developed countries, including the U.S. The Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions.

         The Fund Manager believes that there is substantial opportunity for long-term capital growth from a professionally managed portfolio of securities selected from the U.S. and foreign equity markets. Global investing takes advantage of the investment opportunities created by the growing integration of economies around the world. The world has become highly integrated in economic, industrial and financial terms. Companies increasingly operate globally as they purchase raw materials, produce and sell their products, and raise capital. As a result, international trends such as movements in currency and trading relationships are becoming more important to many industries than purely domestic influences. To understand a company's business, it is frequently more important to understand how it is linked to the world economy than whether or not it is, for example, a U.S., French or Swiss company. Just as a company takes a global perspective in deciding where to operate, so too may an investor benefit from looking globally in deciding which industries are growing, which producers are efficient and which companies' shares are undervalued. The Fund affords the investor access to opportunities wherever they arise, without being constrained by the location of a company's headquarters or the trading market for its shares.

         The Fund invests in the securities of companies that the Fund Manager believes will benefit from global economic trends, promising technologies or products and specific country opportunities resulting from changing geopolitical, currency, or economic relationships. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries, which may include the U.S. Typically, it is expected that the Fund will invest in a wide variety of sectors, regions and countries, including the securities of both foreign and U.S. companies. The Fund may be invested 100% in the securities of non-U.S. companies, and for temporary defensive purposes may be invested 100% in U.S. issues, although under normal circumstances it is expected that both foreign and U.S. investments will be represented in the Fund's portfolio. It is expected that investments will include companies of varying size as measured by assets, sales, or capitalization.

         The Fund may invest in high-quality money market instruments (including U.S. Treasury bills, commercial paper, certificates of deposit, and bankers' acceptances), repurchase agreements and other debt securities for temporary defensive purposes when the Fund Manager deems such a position advisable in light of economic or market conditions. The Fund may also invest in real estate investment trusts, zero coupon securities, futures contracts, options on futures contracts, covered call options, options on stock indicies, convertible securities, and foreign currency exchange contracts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.

         AARP International Stock Fund (formerly known as the AARP International Growth and Income Fund). The Fund is designed to provide long-term capital growth while actively seeking to reduce risk as compared with other international mutual funds measured by the frequency and amount by which total return fluctuates downward. The Fund pursues this investment objective by investing primarily in a diversified portfolio of the common stocks of companies from developed countries outside the United States. The Fund may also invest in fixed-income securities which are convertible into the common stocks of foreign companies. Additionally, the Fund also has an educational objective to help shareholders, especially individuals planning for and living in retirement, make informed investment decisions. The Fund seeks to offer long-term capital growth from a diversified portfolio of foreign equity securities, and to keep the value of its shares more stable than other international equity funds.

         The Fund generally invests in equity securities listed on foreign exchanges within developed foreign markets. The Fund does not invest in emerging markets, but instead focuses its investments on the developed foreign countries included in the Morgan Stanley Capital International World ex-US Index. The Fund will normally invest at least 65% of its total assets in securities of at least three different countries.

         When the Fund Manager believes that it is appropriate, the Fund may invest up to 20% of its total assets in investment-grade foreign debt securities. Such debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit (ECU). Debt investments will be selected on yield, credit quality, and the outlooks for currency and interest rates trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund may purchase "investment-grade" bonds, which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged by the Fund Manager to be of equivalent quality. Securities rated Baa by Moody's or BBB by S&P are neither highly protected nor poorly secured. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as Canadian or U.S. Government obligations or currencies, corporate debt instruments, and securities of companies incorporated in and having their principal activities in Canada or the U.S. when the Fund Manager deems such a position advisable in light of economic or market conditions.

         The Fund may make limited use of financial futures contracts and related options and may also invest in foreign currency exchange contracts. The Fund may write (sell) covered call options to enhance investment return, and may purchase and sell options on stock indices for hedging purposes. The Fund may also invest in real estate investment trusts. For more information on these and other investments of the Fund, see the "Special Investment Policies of the AARP Funds" section beginning on page 22.


AARP Managed Investment Portfolios

         The AARP Managed Investment Portfolios are two professionally managed, diversified portfolios of the AARP Managed Investment Portfolios Trust. In pursuit of its investment objective, each Portfolio invests in a select mix of the AARP Mutual Funds ("Underlying AARP Funds"). Each portfolio is designed to serve as a complete investment program or as a core part of a larger portfolio, with a goal to seek competitive returns but with less risk of loss to the Fund's portfolio than a comparable mix of stock and bond funds, measured by the amount and frequency by which total return fluctuates downward.


         AARP Diversified Income with Growth Portfolio. The Portfolio seeks current income with modest long-term appreciation. This investment objective is pursued by investing the Portfolio's assets in at least five underlying AARP Mutual Funds with an emphasis on the Income Funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market. Each AARP Fund is managed to reduce the risk of loss to its portfolio compared to similar mutual funds.

         AARP Diversified Growth Portfolio. The Portfolio seeks to provide long-term growth of capital. This investment objective is pursued by investing in at least five underlying AARP Mutual Funds, with an emphasis on growth-orientated funds. In managing its allocation among the AARP Mutual Funds, the portfolio does not attempt to time the market.


         Each Portfolio may invest in any of the AARP Funds, except for those designed to provide income that is free from federal income tax.

         Under normal market conditions, each of the AARP Investment Portfolios will invest within the investment ranges as described below:


o The Diversified Income with Growth Portfolio will generally have 70% of its total assets invested in underlying AARP Income Funds, AARP Money Funds, and to a lesser extent, cash. The remaining 30% of its total assets will be invested in underlying AARP Growth Funds, AARP Growth and Income Funds, and AARP Global Funds. While the allocation of investment in AARP Income Funds, AARP Money Funds, and cash in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

o The Diversified Growth Portfolio will generally have 70% of its total assets invested in underlying equity AARP Mutual Funds, including AARP Growth Funds, AARP Growth and Income Funds, and AARP Global Funds. The remaining 30% of its total assets will be invested in underlying AARP Income Funds, AARP Money Funds, or cash. While the allocation of investment in underlying equity AARP Mutual Funds in the aggregate will remain relatively constant, the allocation of investment in each underlying AARP Mutual Fund may vary over time.

         If, as a result of appreciation or depreciation, the percentage of each Portfolio's assets invested in the above categories exceeds or is less than the applicable allocation, the Fund Manager will consider, in its discretion, whether to reallocate the assets of each Portfolio to comply with the stated allocation.


         Each Portfolio will purchase or sell shares of Underlying AARP Funds to: (i) accommodate purchases and sales of each Portfolio's shares, (ii) change the percentages of each Portfolio's assets invested in each of the underlying AARP mutual funds in response to changing market conditions, and (iii) maintain or modify the allocation of each Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, each Portfolio may invest without limit in cash or cash equivalents, including AARP money market funds, repurchase agreements, commercial paper, bankers' acceptances, and certificates of deposit issued by domestic and foreign branches of U.S. banks.

         For information about the investment objectives of each of the Underlying AARP Funds, please refer to the description of each Underlying AARP Fund contained in the sections preceding this section.

Special Investment Policies of the AARP Funds





Dollar Roll Transactions. Dollar roll transactions consist of the sale by a Fund to a bank or broker/dealers (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Funds receive a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Funds agree to buy a security on a future date.

         The Funds will not use dollar rolls for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other liquid assets in an amount sufficient to meet their purchase obligations under the transactions. Each Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the 1940 Act as borrowings of the Funds because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Funds. For example, while the Funds receive a fee as consideration for agreeing to repurchase the security, the Funds forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Funds, thereby effectively charging the Funds interest on their borrowing. Further, although the Funds can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of each Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Funds' right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Funds are able to purchase them. Similarly, the Funds may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Funds, the security that the Funds are required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Funds' use of the cash that they receive from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of AARP Income Trust have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with counterparties selected pursuant to such guidelines.

         U.S. Government Securities. U.S. Treasury securities, backed by the full faith and credit of the U.S. Government, include a variety of securities which differ in their interest rates, maturities and times of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

         U.S. Government agencies and instrumentalities which issue or guarantee securities include, for example, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Home Loan Mortgage Corporation, the Fannie Mae, the Small Business Administration and the Federal Farm Credit Bank. Obligations of some of these agencies and instrumentalities, such as the Export-Import Bank, are supported by the full faith and credit of the United States; others, such as the securities of the Federal Home Loan Bank, by the ability of the issuer to borrow from the Treasury; while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. No assurance can be given that the U.S. Government would provide financial support to the latter group of U.S. Government instrumentalities, as it is not obligated to do so.

         Interest rates on U.S. Government obligations which the AARP Funds may purchase may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments tend to reduce fluctuations in the market value of the securities.

         Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the FHA under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

         Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a Trustee, frequently a commercial bank. The interest and principal on these U.S. Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

         Private activity bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the municipal authority derived from payments by an industrial or other non-governmental user.

         Securities purchased for either Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for the AARP Funds' purposes to mature at the demand date.

         There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

         An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the AARP Funds. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered municipal securities, may nevertheless be readily marketable. A secondary market exists for municipal securities which have publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. The AARP Funds believe that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

         For the purpose of the AARP Funds' investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Fund Manager on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

         Trust Preferred Securities. Trust Preferred Securities are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Funds of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Funds, would be required to accrue daily for federal income tax purposes, their share of the stated interest and the de minimis original issue discount on the debentures (regardless of whether the Funds receive any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Funds, to sell their holdings.

         Tax-exempt custodial receipts. Tax-exempt custodial receipts (the "Receipts") evidence ownership in an underlying bond that is deposited with a custodian for safekeeping. Holders of the Receipts receive all payments of principal and interest when paid on the bonds. Receipts can be purchased in an offering or from a financial counterparty (typically an investment bank). To the extent that any Receipt is illiquid, it is subject to the Fund's limit on illiquid securities.

         Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a Trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         A Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund Manager has determined meets the prescribed quality standards of the Fund. Therefore either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Fund. Each Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Fund, (ii) to maintain a high quality investment portfolio or
(iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. Neither Fund will purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees that interest earned by that Fund on municipal obligations on which it holds participation interests is exempt from federal income tax.

         A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Fund Manager to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Fund Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Fund Manager will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

         A Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Fund Manager, the interest from such participations is exempt from regular federal income tax and state income tax for each state specific fund.

         Stand-by Commitments. Pursuant to an exemptive order from the SEC, the AARP High Quality Tax Free Money Fund and the AARP Insured Tax Free General Bond Fund may acquire "stand-by commitments," which will enable the Fund to improve its portfolio liquidity by making available same-day settlements on sales of its securities. A stand-by commitment is a right acquired by a Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." Each Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund's portfolio securities. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by commitments acquired by a Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) a Fund's right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Fund Manager's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

         Each Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of its total assets calculated immediately after any stand-by commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.


         There is no assurance that stand-by commitments will be available to a Fund or does either Fund assume that such commitments would continue to be available under all market conditions.


         Third Party Puts. Certain funds may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals (not exceeding 397 calendar days in the case of AARP High Quality Money Fund, AARP High Quality Tax Free Money Fund or AARP Premium Money Fund) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or Trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. As with any Stand-By Commitments acquired by the Funds, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Fund Manager intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.

         Repurchase Agreements. Each of the AARP Funds may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealers which are recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Fund Manager to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by any of the nationally-recognized rating agencies including Moody's and S&P. A repurchase agreement, which provides a means for a Fund to earn income on monies for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund at the time of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. For purposes of the Investment Company Act of 1940, as amended, ("1940 Act") a repurchase agreement is deemed to be a loan to the seller of the Obligation and is therefore covered by each Fund's investment restriction applicable to loans. Each repurchase agreement entered into by a Fund requires that if the market value of the Obligation becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation, on a daily basis to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. In the event that a Fund is unsuccessful in seeking to enforce the contractual obligation to deliver additional securities, and the seller defaults on its obligation to repurchase, the Fund bears the risk of any drop in market value of the Obligation(s). In the event that bankruptcy or insolvency proceedings were commenced with respect to a bank or broker-dealer before its repurchase of the Obligation, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. In the case of repurchase agreements, it is not clear whether a court would consider a repurchase agreement as being owned by the particular Fund or as being collateral for a loan by the Fund. If a court were to characterize the transaction as a loan and the Fund had not perfected a security interest in the Obligation, the Fund could be required to return the Obligation to the bank's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in that transaction. The Fund Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligations.

         Securities subject to a repurchase agreement are held in a segregated account, and the amount of such securities is adjusted so as to provide a market value at least equal to the repurchase price on a daily basis.

         Real Estate Investment Trusts. Real estate investment trusts ("REITs") are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended and to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

         Mortgage-Backed Securities and Mortgage Pass-Through Securities. Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and may expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. Mortgage-backed securities are subject to the risk or prepayment and the risk that the underlying loans will not be repaid. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities.

         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of
both  interest  and  principal  payments.   In  effect,
these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Fund Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or Fannie Mae, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the AARP High Quality Short Term Bond Fund's, the AARP Bond Fund for Income's, and the AARP Balanced Stock and Bond Fund's investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the "1933 Act") may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

         Zero Coupon Securities. Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm, from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Funds, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Funds understand that the staff of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the Investment Company Act of 1940; therefore, the Funds intend to adhere to this staff position and will not treat such privately stripped obligations to be U.S.
Government securities for the purpose of determining if the Funds are "diversified" under the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of
stripped  obligations   acquire,  in  effect,   discount
obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES" herein).

         High Yield/High Risk Securities. AARP Bond Fund for Income may invest a limited amount of assets in debt securities which are rated below investment-grade, rated lower than Baa by Moody's or lower than BBB by S&P (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Fund Manager (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. The yields on high yield/high risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment-grade debt, lower-rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit the Fund's ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund's NAV.

         In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Fund's Board of Trustees. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

         Loans of Portfolio Securities. Mutual funds may lend their portfolio securities provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund, unless otherwise restricted by each Fund's policies (see "Investment Restrictions" on page 36). In addition, many mutual funds share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. In determining whether to lend securities, a mutual fund's investment adviser considers all relevant factors and circumstances including the creditworthiness of the borrower. The AARP Funds have no current intention of lending their portfolio securities, except to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objectives and policies may be deemed to be loans.

         Securities Purchased on a "Forward Delivery" or "When-Issued" Basis. Debt securities, including municipal obligations when originally issued, are frequently offered on a "forward delivery" or "when-issued" basis. When so offered, the price, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase of securities. During the period between purchase and settlement, no payment is made on behalf of the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is the intention of each Fund to be fully invested to the extent practicable, subject to the policies stated above. While securities purchased on a forward delivery or when-issued basis may be sold prior to the settlement date, each of the above Funds intends to purchase such securities with the purpose of actually acquiring them for its portfolio unless a sale appears desirable for investment reasons. At the time the commitment to purchase a debt security on a forward delivery or when-issued basis is made, the transaction will be recorded and the value of the security will be reflected in determining its net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at settlement date. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of debt securities on a when-issued or forward delivery basis. Each Fund will establish with its custodian a segregated account in which it will maintain cash, U.S. Government securities and other liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

         Futures Contracts. Financial futures contracts may be either based on indices of particular groups or varieties of securities ("Index Futures Contracts") or be for the purchase or sale of debt obligations ("Debt Futures Contracts"). Such futures contracts are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission. Each Fund enters into futures contracts to gain a degree of protection against anticipated changes in interest rates that would otherwise have an adverse effect upon the economic interests of the Fund. However, the costs of and possible losses from futures transactions reduce the Funds' yield from interest on its holdings of debt securities. Income from futures transactions constitutes taxable gain under the Internal Revenue Code of 1986, as amended.

         For each Fund, the custodian places cash, U.S. government securities and other liquid assets into a segregated account in an amount equal to the value of the total assets committed to the consummation of futures positions. If the value of the securities placed in the segregated account declines, additional cash or securities are required to be placed in the account on a daily basis so that the value of the account equals the amount of a Fund's commitments with respect to such contracts. Alternatively, a Fund may cover such positions by purchasing offsetting positions, or covering such positions partly with cash, U.S. government securities and other liquid assets, and partly with offsetting positions.

         An Index Futures Contract is a contract to buy or sell units of a particular index of securities at a specified future date at a price agreed upon when the contract is made. Index Futures Contracts typically specify that no delivery of the actual securities making up the index takes place. Instead, upon termination of the contract, final settlement is made in cash based on the difference between the contract price and the actual price on the termination date of the units of the index.

         A Debt Futures Contract is a binding contractual commitment which, if not offset and held to maturity, requires a Fund to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return. By purchasing a Debt Futures Contract, a Fund legally obligates itself to accept delivery of the underlying security and to pay the agreed price; by selling a Debt Futures Contract it legally obligates itself to make delivery of the security against payment of the agreed price. However, positions taken in the futures markets are not normally held to maturity. Instead they are liquidated through offsetting transactions which may result in a profit or loss. While Debt Futures Contract positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous.

         A clearing corporation, associated with the exchange on which futures contracts are traded, assumes responsibility for close-outs of such contracts and guarantees that the sale or purchase, if still open, is performed on the settlement date.

         By entering into futures contracts, a Fund seeks to establish more certainly than would otherwise be possible the effective rate of return on its portfolio securities. A Fund may, for example, take a "short" position in the futures markets by selling a Debt Futures Contract for the future delivery of securities held by the Fund in order to hedge against an anticipated rise in interest rates that would adversely affect the value of such securities. Or it might sell an Index Futures Contract based on a group of securities whose price trends show a significant correlation with those of securities held by the Fund. When hedging of this character is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. On other occasions a Fund may take a "long" position by purchasing futures contracts. This is done when the Fund is not fully invested or expects to receive substantial proceeds from the sale of portfolio securities or of Fund shares, and anticipates the future purchase of particular securities but expects the rate of return then available in the securities markets to be less favorable than rates that are currently available in the futures markets. The Funds expect that, in the normal course, securities will be purchased upon termination of the long futures position, but under unusual market conditions, a long futures position may be terminated without a corresponding purchase of securities.

         Debt Futures Contracts, however, currently involve only taxable obligations and do not encompass municipal securities. The value of Debt Futures Contracts on taxable securities, as well as Index Futures Contracts, may not vary in direct proportion with the value of a Fund's securities, limiting the ability of the Fund to hedge effectively against interest rate risk.

         Presently the only available index futures contract in which the AARP Insured Tax Free General Bond Fund might invest is the Bond Buyer Municipal Bond Index. The Fund may sell a contract based on this index in anticipation of an increase in interest rates, to attempt to offset the decrease in market value of its portfolio securities which could result. Or the Fund might purchase such a contract in the anticipation of a significant decrease in interest rates to offset the increased cost of securities it hopes to purchase in the future. No index futures contracts have yet been developed which are suitable for investment by the Funds in the AARP Income Trust.

         The investment restriction concerning futures contracts does not specify the types of index-based futures contracts into which the Funds may enter because it is impossible to foresee what particular indices may be developed and traded or may prove useful to the Funds in implementing their overall risk management strategies. For example, price trends for a particular index-based futures contract may show a significant correlation with price trends in the securities held by the Funds, or either of them, even though the securities comprising the index are not necessarily identical to those held by such Fund or Funds. In any event, the Funds would not enter into a particular index-based futures contract unless the Fund Manager determined that such a correlation existed.

         Index Futures Contracts and Debt Futures Contracts currently are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

         Options on Futures Contracts. To attempt to gain additional protection against the effects of interest rate fluctuations, a Fund may purchase and write
(sell) put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price. The AARP U.S. Stock Index Fund invests its assets in futures contracts in order to invest uncommitted cash balances, to maintain liquidity or to minimize trading costs.

         A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

         The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

         A Fund may write (sell) a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

         The writing (selling) of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transactions costs.

         Limitations on Futures Contracts and Options on Futures Contracts. A Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of debt securities held in its portfolio or which it intends to purchase and where the transactions are appropriate to the reduction of the Fund's risks. The Trustees have adopted policies (which are not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase for a Fund of a futures contract or an option on a futures contract, the value of the aggregate initial margin deposits with respect to all futures contracts (both for receipt and delivery), and premiums paid on options on futures contracts, entered into on behalf of the Fund will not exceed 5% of the fair market value of the Fund's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by a Fund will not exceed 20% of its net assets. Futures contracts and put options written (sold) by a Fund will be offset by assets of the Fund held in a segregated account in an amount sufficient to satisfy obligations under such contracts and options.

         AARP Income Trust and AARP Tax Free Income Trust have received from the CFTC an interpretative letter confirming its opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act. To ensure that its futures transactions meet this definition, each Fund will enter into such transactions for the purposes and with the hedging intent specified in CFTC regulations. It will further determine that the price fluctuations in the futures contracts used for hedging are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase, though there can be no assurance this result will be achieved. The Funds' futures transactions will be entered into for traditional hedging purposes-- that is, futures contracts will be sold (or related put options purchased) to protect against a decline in the price of securities that a Fund owns, or futures contracts (or related call options) will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Fund expects that approximately 75% of its long futures positions (purchases of futures contracts or call options on futures contracts) will be "completed"; that is, upon sale (or other termination) of these long contracts, the Fund will have purchased, or will be in the process of, purchasing, equivalent amounts of related securities in the cash market. However, under unusual market conditions, a long futures position may be terminated without the corresponding purchase of securities.


         Covered Call Options. Each of the Growth and Income Funds (with the exception of the AARP U.S. Stock Index Fund ), AARP Growth Funds, AARP Global Funds and AARP Income Funds may write (sell) covered call options on their portfolio securities in an attempt to enhance investment performance. The AARP U.S. Stock Index Fund invests its assets in covered call options in order to invest uncommitted cash balances, to maintain liquidity, or to minimize trading costs. The writing of covered call options by each Fund is subject to limitations imposed by certain state securities authorities.


         When a Fund writes (sells) a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize gain to the extent of the amount received for the option (the "premium") less any commission paid. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Fund sells an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a offsetting transaction (i.e., the Fund terminates its obligation as the writer of the option by purchasing a call option on the same security with the same exercise price and expiration date as the option previously written), the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. The writing of covered options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which options are written will be segregated on the books of the Fund's custodian.

         Purchasing Options on Stock Indices. To protect the value of their portfolios against declining stock prices, a Fund may purchase put options on stock indices. The AARP U.S. Stock Index Fund invests its assets in options on stock indices in order to invest uncommitted cash balances, to maintain liquidity, or to minimize trading costs. To protect against an increase in the value of securities that it wants to purchase, a Fund may purchase call options on stock indices. A stock index (such as the S&P 500) assigns relative values to the common stocks included in the index and the index fluctuates with the changes in the market values of the common stocks so included. Options on stock indices are similar to options on stock except that, rather than giving the purchaser the right to take delivery of stock at a specified price, an option on a stock index gives the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss with respect to options on stock indices depends on price movements in the stock market generally rather than price movements in individual stocks.

         The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

         Because the value of a stock index option depends upon movements in the level of the stock index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase of a put or call option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of both put and call options on stock indices will be subject to the Fund Manager's ability to accurately predict movements in the direction of the stock market generally or of a particular industry. In cases where the Fund Manager's prediction proves to be inaccurate, a Fund will lose the premium paid to purchase the option and it will have failed to realize any gain.

         In addition, a Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the option. This risk will increase as the composition of a Fund's portfolio diverges from the composition of the index.

         Over-the-counter options ("OTC options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreements with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its assets in illiquid securities.

         OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         Risks of Futures and Options Investments. A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate Funds for the benefit of brokers as margin to guarantee performance of its futures and options on futures contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and options on futures contracts, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.


         The AARP Growth and Income Funds, AARP Growth Funds and AARP Global Funds may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The Fund Manager will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Certain OTC options may be deemed to be illiquid securities and may not be readily marketable. The Fund Manager will monitor the creditworthiness of dealers with whom the Funds enter into such options transactions under the general supervision of the Funds' Trustees.


         Convertible Securities. Convertible securities include convertible bonds, notes and debentures, convertible preferred stocks, and other securities that give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities entail less credit risk than the issuer's common stock because they are considered to be "senior" to common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. They may also reflect changes in value of the underlying common stock.


         Foreign Securities. All the AARP Growth and Income Funds, AARP Growth Funds and AARP Global Funds may invest without limit in foreign securities. The AARP High Quality Short Term Bond Fund may invest without limit in U.S. dollar denominated foreign securities and may invest up to 20% of its assets in foreign bonds denominated in foreign currencies although no more than 5% of the Fund's total assets will be represented by a given foreign currency. The AARP Bond Fund for Income may invest without limit in U.S. dollar denominated investment-grade foreign securities and may invest up to 20% of its assets in foreign bonds denominated in foreign currencies. The AARP High Quality Money Fund, AARP High Quality Tax Free Money Fund, and AARP Premium Money Fund may currently invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign branches of large U.S. banks.


         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on some foreign securities exchanges and bid to asked spreads in foreign bond markets are generally higher than commissions on bid to asked spreads on U.S. markets, although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, to the extent investments in foreign securities involve currencies of foreign countries, the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversion between currencies.

         Investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries. The possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of each Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management.


         Forward Foreign Currency Exchange Contracts. Each of the AARP Growth and Income Funds, AARP Growth Funds, AARP Global Funds and the AARP High Quality Short Term Bond Fund and the AARP Bond Fund for Income may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. They may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month, and forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between banks or currency dealers so that no intermediary is required. A forward contract generally requires no margin or other deposit. Closing transactions with respect to forward contracts are effected with the currency trader who is a party to the original forward contract.

         The Funds may enter into foreign currency futures contracts in several circumstances. First, when the Funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Funds anticipates the receipt in a foreign currency of interest and dividend payments on such a security which it holds, the Funds may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such interest and dividend payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

General Investment Policies of the AARP Funds

         Changes in the portfolio securities of the AARP Funds are made on the basis of investment considerations and it is against the policy of the Fund Manager to make changes for trading purposes.

         The AARP Funds cannot guarantee a gain or eliminate the risk of loss. The net asset value of a non-Money Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that a Fund's objective(s) will be achieved.

         Except where otherwise indicated, the objectives and policies stated above may be changed for a fund by the Board of Trustees of the applicable Trust without a vote of the shareholders of that Fund.

Investment Restrictions

         The following restrictions may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (i) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Fund.

         Each Fund has elected to be classified as a diversified series of an open-end, management investment company.

(A) In addition, as a matter of fundamental policy, each will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(B) In addition, as a matter of fundamental policy, each Fund other than AARP Diversified Income with Growth Portfolio and AARP Diversified Growth Portfolio will not:

         (1) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that each of AARP High Quality Money Fund, AARP Premium Money Fund and AARP High Quality Tax Free Money Fund reserves the freedom of action to concentrate its investments in instruments issued by domestic banks).

(C)      In  addition,   as  a  matter  of  fundamental  policy,  each  of  AARP
         Diversified Income with Growth Portfolio and AARP Diversified Growth Portfolio will not:

         (1) concentrate its investments in investment companies, as the term "concentrate" is used in the Investment Company Act of 1940, as amended and interpreted by regulatory authority having jurisdiction from time to time; except that the Fund may concentrate in an underlying fund. However, each underlying AARP Mutual Fund in which each Fund will invest may concentrate its investments in a particular industry.

(D) In addition, as a matter of fundamental policy, each of AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund will:

         (1) have at least 80% of its net assets invested in securities that are exempt from Federal income tax during periods of normal market conditions.

The following restrictions are not fundamental and may be changed by a Fund without shareholder approval, in compliance with applicable law, regulation or regulatory policy.

         As a matter of non-fundamental policy, each of the following Funds currently do not intend to:

         AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, AARP Bond Fund for Income, AARP Diversified Income with Growth Portfolio, and AARP Diversified Growth Portfolio


                  (1) borrow money in an amount greater than 5% of its total assets, except for (i) temporary or emergency purposes and
                  (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Trust's registration statement which may be deemed to be borrowings;


         AARP High Quality Money Fund, AARP Premium Money Fund, AARP High Quality Tax Free Money Fund, and AARP Insured Tax Free General Bond Fund


                  (2) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;


         AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund, and AARP Small Company Stock Fund


                  (3) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;


         AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, AARP Bond Fund for Income, AARP High Quality Tax Free Money Fund, AARP Insured Tax Free General Bond Fund, and AARP Premium Money Fund


                  (4) purchase  securities on margin or make short sales, except
                  (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

                  (5) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of the Fund's total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's total assets;

                  (6) enter into futures contracts or purchase options on futures contracts, unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

                  (7) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and


         AARP High Quality Money Fund, AARP Premium Money Fund, AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, AARP Bond Fund for Income, AARP High Quality Tax Free Money Fund, and AARP Insured Tax Free General Bond Fund


                  (8) lend portfolio securities in an amount greater than 5% of the Fund's assets.


                                    PURCHASES

General Information


         Scudder Investor Services, Inc., as the AARP Funds' agent will send confirmations of each transaction following the transaction. By retaining year-to-date confirmations, an investor will have an historical record of the account activity.


Checks

         A certified check is not necessary, but checks are accepted subject to collection at full face value in United States currency and must be drawn on a United States financial institution.

         If shares are purchased by a check which proves to be uncollectible, the Trusts reserve the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. Each Trust has the authority, as agent of the shareholder, to redeem shares in the account to reimburse one of its Funds or the principal underwriter for any loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the AARP Mutual Funds in the Program or in other Funds advised by the AARP Funds' investment adviser or an affiliate.

Wire Transfer of Federal Funds

         In the case of wire purchases, failure to receive timely and complete account information will delay investment and subsequent accrual of dividends and will result in the federal funds being returned to the sender on the day following receipt by State Street Bank and Trust Company, for all funds except AARP Global Growth Fund, or by Brown Brothers Harriman & Co., for AARP Global Growth Fund (each the "Custodian", respectively). Unlike shareholders subscribing by check, purchasers who wire funds will be able to redeem shares so purchased by any method without any limitation as to the period of time such shares have been on a Fund's books.


         To obtain the net asset value determined as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).


         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, Scudder Investor Services, Inc. or the AARP Funds pay a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the custodians are not open to receive the federal funds on behalf of a Fund.

Share Price


         Accepted purchases for shares in all the AARP Funds will be filled at the net asset value next computed after receipt of the application in good order. Each Fund's net asset value per share is currently determined once daily, as of the close of regular trading on each day the Exchange is open for trading. For AARP High Quality Money Fund, AARP Premium Money Fund and AARP High Quality Tax Free Money Fund, Scudder Fund Accounting Corporation also determines net asset value per share as of noon Eastern time on each day the Exchange is open for trading. Orders received after the close of regular trading will be filled at the next day's net asset value per share for the relevant Fund. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.


         There is no sales charge in connection with purchase of shares of any of the AARP Funds.

Share Certificates


         Due to the desire of each Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the AARP Funds. Share certificates now in a shareholder's possession may be sent to the AARP Funds' transfer agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates now in their possession until they wish to exchange or redeem such shares.


Direct Deposit Program

         Investors can have Social Security or other checks from the U.S. Government or any other regular income checks such as pension, dividends, and even payroll checks automatically deposited directly to their accounts. Investors may allocate a minimum of 25% of their income checks into any AARP Fund. Information may be obtained by contacting the AARP Investment Program from Scudder, P.O. Box 2540, Boston, Massachusetts 02208-2540, or by calling toll free, 1-800-253-2277.

Other Information


         Each Trust has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds' behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of Fund shares at any time for any reason.

         Purchases and sales of the AARP Funds, except the AARP Money Funds, should be made for long-term investment purposes only. Each of the Funds and Scudder Investor Services, Inc. reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Fund's share price appears evident.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Funds with a tax identification number during the 30-day notice period.


         The Trusts may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of, the assets of any investment company or personal holding company, subject to the requirements of the 1940 Act.


                                   REDEMPTIONS





General Information

         If a shareholder redeems all shares in an account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The AARP Funds do not impose a redemption charge.

         The proceeds of redemption transactions are normally available to be mailed or wired to the designated bank account within one business day, and in any event will be available within seven calendar days, following receipt of a redemption request in good order.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares of a Fund and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of a Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         The Trustees may suspend or terminate the offering of shares of a Fund at any time.

Redemption by Telephone

         Redemption by telephone is not available for shares for which share certificates have been issued. Redemptions of certificated shares must be requested by mail as explained in the section entitled "Redemption by Mail or Fax" below.

         For other investors, the following procedures are available.

         TO ADDRESS OF RECORD: New investors automatically receive the option, without having to elect it, to redeem by telephone to their address of record for any amount up to $100,000 per Fund. Telephone redemption to address of record may be used as long as the account registration address has not changed within the last 15 days. In order to decline this feature, the shareholder must notify the Program in writing. Any shareholder who refuses Telephone Redemption to Address of Record can later establish the feature with a signature guaranteed written request. This request must be done prior to utilizing this service for the first time.

         TO YOUR BANK--BY MAIL OR BY WIRE: In order to request redemptions by telephone to their bank, shareholders must have completed the telephone redemption authorization included in the enrollment form and have sent the authorization to the Program. This authorization requires designation of a bank account to which the redemption payment is to be sent. The proceeds will be mailed or wired only to the designated bank account.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the enrollment form, and send it to the Program.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either enter the new information on the "Telephone Option Form" which may be obtained by calling the Program, or send a signature guaranteed letter identifying the account and specifying the exact information to be changed. In each case, the letter must be signed exactly as the shareholder's name(s) appears on the account. All requests for telephone redemption should be accompanied by a voided check from the designated bank account. All signatures will require a guarantee, which can be obtained from most banks, credit unions or savings associations, or from broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the SEC. An original signature and an original signature guarantee are required for each person in whose name the account is registered. Signature guarantees by notaries public are not acceptable.

         In addition, if shares to be redeemed were purchased by check, mailing of the redemption proceeds may be delayed long enough to assure that the purchase check has cleared.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve wire to the bank account designated on the application form unless a request is made that the redemption be mailed to the designated bank account. For each wire redemption, the program charges a $5.00 fee which is deducted from the proceeds of the redemption.

         To Your Savings Bank: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trusts and their agents each reserve the right to modify, interrupt, suspend or terminate the telephone redemption privilege at any time, without notice. A shareholder may cancel the telephone redemption authorization upon written notice. Each Trust employs procedures including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Trust does not follow such procedures, it may be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any shareholder may redeem his or her shares by writing to the Program. All written requests must be signed by at least one person on the account's registration exactly as registered. In addition, for the protection of the shareholder and to prevent fraudulent redemptions, a signature guarantee is required on all written redemption requests for over $100,000. A signature guarantee is also required on written redemption requests for any amount if the check is made payable to someone other than the registered shareholder, if the proceeds are to be forwarded to an address other than the address of record, or if the address of record has changed in the last 15 days. In order to ensure proper authorization before redeeming shares, the Program may request additional documents such as, but not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

         Redemption to Address of Record for up to $100,000 without a signature guarantee is an automatic feature of any AARP Fund account unless it has been declined by the shareholder in writing. Any shareholder who refuses this feature can later establish it with a written request containing a signature guarantee. This request must be made prior to utilizing the feature for the first time.

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with the signature(s) guaranteed as explained above. It is suggested that the shareholders holding certificated shares or shares registered in other than individual names contact the Program prior to requesting a redemption to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to help ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) days after receipt of a request for redemption that complies with the above requirements. Delays of more than seven (7) days for payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

Redemption by Checkwriting

         All new investors in the AARP Money Funds and existing shareholders of these Funds who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 for either the AARP High Quality Money Fund or the AARP High Quality Tax Free Money Fund, or at least $1,000 for the Premium Money Fund and in any case not more than $1,000,000. By using one of these checks, the shareholder will receive daily dividend credit on his or her shares in either Fund until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for 7 days. Shareholders who use this service may also use other redemption procedures. The Funds pay the bank charges for this service. However, each Fund will review the cost of operation periodically and it reserves the right to determine if direct charges to the persons who avail themselves of this service would be
appropriate.   An  account  cannot  be  closed
using the "free checkwriting" privilege. The Trusts, the transfer agent and the custodian each reserve the right at any time to suspend or terminate the "free checkwriting" privilege.

Redemption-in-Kind


         The AARP Growth Trust and AARP Managed Investment Portfolios Trust reserve the right to permit the AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, the AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP U.S. Stock Index Fund, AARP Diversified Income With Growth Portfolio and AARP Diversified Growth Portfolio, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The AARP Growth Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund of the Trust is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of the period.


Other Information

         The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Fund in the Program, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES", below).

         Shareholders who wish to redeem shares from Retirement Plans (see "RETIREMENT PLANS," below) should contact the Trustee or custodian of the Plan for the requirements.

         The Trustees have established certain amount size requirements. For AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund and AARP GNMA and U.S. Treasury Fund, the minimum investment is $500. For AARP Premium Money Fund, the minimum investment is $10,000. For all other AARP Mutual Funds, the minimum is $2,000. An account may be opened in any AARP Mutual Fund for $500 if an Automatic Investment Plan of $100 per month is established. Each Trust reserves the right to adopt a policy that if transactions at any time reduce a shareholder's account in a Fund to below the applicable minimum, the shareholder will be notified that, unless the account is brought up to at least the applicable minimum the Fund will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account up to the applicable minimum before any action will be taken by the Fund. Reductions in value that result solely from market activity will not trigger an involuntary redemption. No transfer from an existing to a new account may be for less than the minimums set forth above; otherwise the new account may be redeemed as described above. (This policy applies to accounts of new shareholders in a particular Fund, but does not apply to Retirement Plan Accounts.) The Trustees have the authority to increase the minimum account size.


                                    EXCHANGES

         The procedure for exchanging shares from one AARP Fund to another AARP Fund in the Program, when the account in the new AARP Fund is established with the same registration, telephone option, dividend option and address as the present account, is set forth under "MAKING EXCHANGES AND REDEMPTIONS" in the Prospectus. If the registration data for the account receiving the proceeds of the exchange is to be different in any respect from the account from which shares are to be exchanged, the exchange request must be in writing and must contain a signature guarantee as described under "SIGNATURE GUARANTEES" in the Prospectus. If an exchange involves an initial investment in the Fund being acquired, the amount to be exchanged must be at least $2000 for non-retirement plan accounts ($500 for AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund and AARP GNMA and U.S. Treasury Fund, and $10,000 for AARP Premium Money Fund). For IRA, Keogh Plan and UGMA/UTMA accounts the amount must be $250. If the exchange is made into an existing account, there is no minimum requirement, except where the existing account is in the AARP Premium Money Fund, which requires an exchange into an existing account to be $1,000 or more.

         Only exchange orders received between 8:00 a.m. and 4:00 p.m. eastern time on any business day will ordinarily be accomplished at respective net asset values determined on that day. Exchange orders received after 4:00 p.m. are processed on the next business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one AARP Fund to an existing account in another AARP Fund through the AARP Funds' Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by phone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to modify, interrupt, suspend or terminate the privilege of the Automatic Exchange Program at any time, without notice.

         There is no charge to the shareholder for any exchange described above. An exchange from any AARP Fund other than the AARP Money Funds is likely to result in recognition of gain or loss to the shareholder.

         Investors currently receive the exchange privilege automatically without having to elect it. The Trusts and the AARP Funds' distributor, Scudder Investor Services, Inc., reserve the right to suspend or terminate the exchange privilege at any time. Telephone exchange may be initiated by anyone able to identify the registration of an account, but the proceeds will only be invested in another AARP Fund with the same registration. The AARP Funds employ procedures to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of such transactions. If an AARP Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

         All of the AARP Funds in the Program into which investors may make an exchange are described in the combined Prospectus and in this Statement of Additional Information. Before making an exchange, shareholders should read the information in the Prospectus regarding the Fund into which the exchange is being contemplated.


                                TRANSACT BY PHONE





         Shareholders, whose bank of record is a member of the Automated Clearing House Network (ACH) and who have enrolled in the "Transact by Phone" option, may purchase or redeem shares by telephone. Shareholders may purchase shares valued at up to $250,000 but not less than $250 ($1,000 for the AARP Premium Money Fund). Shareholders may redeem shares in an amount not less than $250.

         In order to utilize the Transact by Phone service, shareholders must have completed the Transact by Phone authorization. This authorization requires designation of a bank account from which the purchase payment will be debited or to which the redemption payment will be credited. New investors wishing to establish the Transact by Phone service can do so by completing the appropriate section on the enrollment form. Existing shareholders who wish to establish Transact by Phone will need to complete a Transact by Phone Enrollment Form. If a shareholder has previously elected the "Telephone Redemption to Bank of Record" and/or the "Automatic Investment Plan" services, the banking information must be identical for all of these services for each of the shareholder's Funds. After sending in their enrollment forms, shareholders should allow 15 days for the service to be activated. The Trusts and their agents each reserve the right to modify, interrupt, suspend or terminate the Transact by Phone service at any time, without notice.

Purchasing Shares by Transact by Phone

         To purchase shares by Transact by Phone, a shareholder should call our service people before 4:00 p.m. Eastern time. Shares will be purchased at that night's closing share price. The shareholder's bank account will be debited on the first business day following the purchase request. Requests received after 4:00 p.m. will be purchased at the next business day's closing price.

Redeeming Shares by Transact by Phone

         To redeem shares by Transact by Phone, a shareholder should call an AARP Mutual Fund representative before 4:00 p.m. eastern time to receive that day's closing share price. Requests received after 4:00 p.m. will be sold at the next business day's closing price. The shareholder's bank account will be credited with redemption proceeds on the second or third business day following the redemption request.

         The AARP Funds employ procedures to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of such transactions. If an AARP Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


             FEATURES AND SERVICES OFFERED BY THE AARP MUTUAL FUNDS






Automatic Dividend Reinvestment

         Investors may elect on their enrollment form whether they wish to receive any dividends from net investment income or any distributions from realized capital gains in cash or to reinvest such dividends and distributions in additional shares of the Fund paying the dividend or distribution. They may also elect to have these payments invested in shares of any other AARP Fund in the Program in which they have an account. If no election is made, dividends and distributions will be reinvested in additional shares. A change of instructions for the method of payment may be given to the Program at any time prior to a record date.

         Each distribution, whether by check or reinvested in a Fund, will include a brief explanation of the source of the distribution.

Distributions Direct

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through the AARP Funds'
DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-253-2277. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

Reports to Shareholders

         The AARP Funds send to shareholders semiannually financial statements, which are examined annually by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets, and financial highlights.

         Investors receive a brochure entitled Your Guide to Simplified Investment Decisions when they order an investment kit for the 16 AARP Funds which also contains a prospectus. The Shareholder's Handbook is sent to all new shareholders to help answer any questions they may have about investing. Similarly, an IRA Handbook is sent to all new IRA shareholders. Every month, shareholders will be sent the newsletter, Financial Focus. Retirement plan shareholders will be sent a special edition of Financial Focus on a quarterly basis. The newsletters are designed to help you keep up to date on economic and investment developments, and any new financial services and features of the Program.

Consolidated Statements

         Shareholders with investments in two or more AARP Funds will receive, without charge, a convenient monthly Consolidated Statement. IRA and Keogh Plan accounts receive Consolidated Statements quarterly. This statement contains the market value of all holdings, a complete listing of transactions for the statement period and a summary of the shareholder's investment program for the statement period and for the year to date. Information may be obtained by contacting the AARP Investment Program from Scudder, P.O.
Box 2540, Boston, Massachusetts 02208-2540, or by calling toll free, 1-800-253-2277.


                                RETIREMENT PLANS


         Shares of AARP High Quality Money Fund, AARP Premium Money Fund, AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, AARP Bond Fund for Income, AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP U.S. Stock Index Fund, AARP International Stock Fund and AARP Small Company Stock Fund may be purchased in connection with several types of tax-deferred retirement plans. These plans were created for members of AARP. Each plan is briefly described below. The plans provide convenient ways for AARP members to make investments which may be tax-deductible for their retirement and have taxes on any income from their investment deferred until their retirement, when they may be in a lower tax bracket. Additional information on each plan may be obtained by contacting the AARP Investment Program from Scudder, P.O. Box 2540, Boston, Massachusetts, 02208-2540, or by calling toll free, 1-800-253-2277. Investment professionals and retirement-benefits experts estimate that prospective retirees will need 70% to 80% of their current salaries during each year of their retirement, with adjustment for changes in prices during retirement, to maintain their current life-style. Investment professionals recommend diversifying investments among stock, bonds and cash-equivalents when building retirement reserves. It is advisable for an investor considering any of the plans described below to consult with an attorney or tax advisor with respect to the terms, suitability requirements and tax aspects of the plan.


AARP No-Fee Individual Retirement Account ("AARP No-Fee IRA")

         Shares of the Eligible Funds may be purchased as the underlying investment for an AARP No-Fee IRA which meets the requirements of Section 408(a) of the Internal Revenue Code. Any AARP member with earned income or wages is eligible to make annual contributions to the AARP No-Fee IRA for each year before the year the member attains age 70 1/2. An individual may establish an AARP No-Fee IRA whether or not he or she is an active participant in another tax-qualified retirement plan, including a tax-sheltered annuity or government plan.

         AARP No-Fee IRA participants may generally contribute to an AARP No-Fee IRA up to the lesser of $2,000 or 100% of their compensation or earned income. If both a husband and wife work, each may set up an AARP No-Fee IRA before the year they attain age 70 1/2, permitting a potential maximum contribution of $4,000 per year for both persons. Alternatively, if your compensation during the taxable year exceeds your spouse's and you file a joint income tax return, you may contribute up to the lesser of $4,000 or 100% of your aggregate income to separate IRAs for yourself and your spouse, but no more than $2,000 to either IRA.

         An individual will be allowed a full deduction for contributions to an AARP No-Fee IRA only if (1) neither the individual, nor his or her spouse, if they file a joint return, is an active participant in an employer-maintained retirement plan, or (2) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level. However, an individual not permitted to make a deductible contribution may nonetheless make a nondeductible contribution to an AARP No-Fee IRA.

         Any AARP member who is entitled to receive a qualifying distribution from a qualified retirement plan (including a tax-sheltered annuity plan) or another IRA may make a rollover contribution of all or any portion of the distribution to the AARP No-Fee IRA, either in a direct rollover or within 60 days after receipt of the distribution, whether or not the member has attained age 70 1/2. If a qualified rollover contribution is made, the distribution will not be subject to Federal income tax until distributed from the AARP No-Fee IRA; however, distributions not directly rolled over might be subject to automatic 20% federal tax withholding.

         AARP mutual fund representatives are available to help you transfer your IRA to the AARP No-Fee IRA. You pay no transfer fees for this service. An AARP Mutual Fund Representative can help you with the paperwork, contact your present IRA custodian, help to transfer your funds to the AARP No-Fee IRA, and send you a confirmation when your transfer is complete.

         Earnings on the AARP No-Fee IRA are not subject to current Federal income tax until distributed; distributions are taxed as ordinary income. Withdrawals attributable to nondeductible contributions are not taxable. Distributions of amounts that are includible in income (and therefore taxable) also may be subject to an additional 10% early distribution tax if distributions are taken before the individual reaches age 59 1/2 or becomes disabled or dies, unless one of certain exceptions applies. Distributions must begin by April 1st following the taxable year in which the participant reaches age 70 1/2.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-----------------------------------------------------------------------------------------------------------
         Starting
          Age of                                         Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
-----------------------------------------------------------------------------------------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

AARP Keogh Plan

         Shares of the Eligible Funds may be purchased for the AARP Keogh Plan ("Keogh Plan"). The Keogh Plan is designed as a tax-qualified retirement plan consisting of a profit sharing plan and a money purchase pension plan which can be adopted by self-employed persons who are members of AARP and by corporations whose principal shareholders are members of AARP. Self-employed persons may make annual tax-deductible contributions to the Keogh Plan equal to the lesser of $30,000 or 20% of their earned income. An adopting corporation may contribute for each employee the lesser of $30,000 or 25% of the employee's taxable compensation. No more than $150,000 (as adjusted) of earned income or taxable compensation may be taken into account, however. If the Keogh Plan is "top heavy," a minimum contribution may be required for certain employees. Additional information on contributions to the Keogh Plan is found in Your Guide to the AARP Keogh Plan.

         The Keogh Plan provides that contributions may continue to be made on behalf of participants after they have reached the age of 70 1/2 if they are still working.

         Lump sum distributions from the Keogh Plan may be eligible to be taxed for Federal income tax purposes according to a favorable 5-year averaging (or 10-year averaging for individuals who reached age 50 before 1986) method not available to IRA distributions. Five-year averaging has been eliminated for taxable years beginning after December 31, 1999. If members eligible to join the Keogh Plan choose to roll over pension and profit-sharing distributions from other tax-qualified retirement plans, they will retain the right to use the averaging method for such distributions.

         The Keogh Plans are prototype plans approved by the Internal Revenue Service.

         In general, distributions from tax-qualified plans, such as the Keogh Plan, must begin by April 1st in the year following the year in which the participant reaches age 70 1/2, or following the year in which the participant retires, if later, unless the participant is a 5% owner, whether or not he or she continues to be employed. Excise taxes will apply to premature distributions, and to taxpayers who are required, but fail, to receive a distribution after reaching age 70 1/2.

Special favorable tax treatment for certain distributions is reduced or phased out, except where grandfathering provisions apply.

         Shares of the Eligible Funds may be purchased also as an investment for an IRA or tax-qualified retirement plan (including a tax-sheltered annuity plan) other than those described above, if permitted by the provisions of the relevant plan.

Roth Individual Retirement Account (Roth IRA)

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, deductible medical expenses, certain purchases of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.


                                   OTHER PLANS





Automatic Investment

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP mutual fund for $500 a month if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Automatic Withdrawal Plan

         Shareholders who own or purchase $10,000 or more of shares of a AARP Fund may establish an Automatic Withdrawal Plan with that Fund. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount or percent of account value or declining balance. The Automatic Withdrawal Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "MAKING EXCHANGES AND REDEMPTIONS" in the Prospectus. Any such request must be received by the AARP Fund's Transfer Agent 10 days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the AARP Funds or their agents on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Funds of notice of death of the shareholder. For more information concerning this plan, write to the AARP Investment Program from Scudder, P.O. Box 2540, Boston, MA 02208-2540 or call, toll-free, 1-800-253-2277.

Direct Payment of Regular Fixed Bills

         Shareholders who own or purchase $10,000 or more of shares of an AARP Fund may arrange to have regular fixed bills such as rent, mortgage or other payments of more than $50 made directly from their account. The arrangements are virtually the same as for an Automatic Withdrawal Plan (see above). For more information concerning this plan, write to the AARP Investment Program from Scudder, P.O. Box 2540, Boston, MA 02208-2540 or call, toll-free, 1-800-253-2277.


                               DIVIDENDS AND YIELD




AARP Income Funds, AARP Growth and Income Funds, AARP Growth Funds, AARP Global Funds and AARP Managed Investment Portfolios


         Each AARP Fund intends to follow the practice of distributing substantially all of its investment company taxable income (which includes, for example, interest, dividends and any excess of net realized short-term capital gains over net realized long-term capital losses, less deductible expenses), and its net tax-exempt interest income, if any. Each AARP Fund also intends to follow the practice of distributing any excess of net realized long-term capital gains over net realized short-term capital losses after reduction for any capital loss carryforwards. However, if it appears to be in the best interests of a Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment.


         AARP U.S. Stock Index Fund, AARP Balanced Stock and Bond Fund and AARP Growth and Income Fund intend to pay dividends in March, June, September and December of each year and any net realized capital gains after the September 30 fiscal year end. AARP Small Company Stock Fund, AARP International Stock Fund, AARP Global Growth Fund and AARP Capital Growth Fund intend to pay dividends and any realized capital gains over net realized short-term capital losses after reduction for any capital loss carryforwards in December after the September 30 fiscal year end. (See "TAXES" below.)


         Both types of distributions will be made in shares of the respective AARP Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         The net income of each of the AARP Income Funds and the AARP Insured Tax Free General Bond Fund, is determined as of the close of trading on the Exchange (usually 4:00 p.m. eastern time) on each day on which the Exchange is open for business. All of the net income so determined normally will be declared as a dividend daily to shareholders of record as of 4:00 p.m. on the preceding day, and distributed monthly. Dividends commence on the next business day after purchase. Dividends which are not paid by check will be reinvested in additional shares of the particular Fund at the net asset value per share determined as of a day selected within five days of the last business day of the month. Checks will be mailed to shareholders no later than the fourth business day of the following month, and consolidated statements confirming the months dividends will be mailed to shareholders electing to invest dividends in additional shares. Dividends will ordinarily be invested on the last business day of each month at the net asset value per share determined as of the close of regular trading on the Exchange.


AARP Money Funds

         The net investment income of the AARP Money Funds is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time) on each day on which the Exchange is open for business.

         All the investment income of the AARP Money Funds so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends on the fourth business day of the next month.
Dividends will be invested at the net asset value per share, normally $1.00, determined as of 4 p.m. on the first business day of each month.

         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period.

         Because the net investment income of the AARP Money Funds is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund (i.e., the value of the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund) will remain at $1.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in the Fund's portfolio, or (ii) net investment income is a negative amount.

         Net investment income (from the time of the immediately preceding determination thereof) consists of (i) all interest income accrued on the portfolio assets of a Fund less (ii) all actual and accrued expenses. Interest income included in the daily computation of net income is comprised of original issue discount earned on discount paper accrued ratably to the date of maturity as well as accrued interest. Expenses of the AARP Money Funds, including the management fee payable to the Fund Manager, are accrued each day.

         Normally the AARP Money Funds will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of the AARP Money Funds determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (l) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $l.00. The AARP Money Funds may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Distributions of realized capital gains, if any, are paid in November or December of the AARP Money Funds' taxable year although the Fund may make an additional distribution within three months of the Fund's fiscal year end of

September 30. The AARP Money Funds expect to follow the practice of distributing all net realized capital gains to shareholders and expect to distribute realized capital gains at least annually. However, if any realized capital gains are retained by the AARP Money Funds for reinvestment and federal income taxes are paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Fund on such gains as a credit against their individual federal income tax liability.

         Should the AARP Money Funds incur or anticipate any unusual or unexpected significant expense, depreciation or loss which would affect disproportionately the Fund's income for a particular period, the Trustees of the Funds or the Executive Committee of the Trustees may at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

Performance Information: Computation of Yields and Total Return

a)       The AARP Money Funds

         From time to time, quotations of an AARP Money Fund's yield may be included in advertisements, sales literature or shareholder reports. These yield figures are calculated in the following manner:


         The current yield is the net annualized yield based on a specified 7 calendar-days calculated at simple interest rates. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period and dividing such change by the value of the account at the beginning of the base period to obtain the base-period return. The base-period return is then annualized by multiplying it by 365/7; the resultant product equals net annualized current yield. The current yield figure is stated to the nearest hundredth of one percent. The current yield of the AARP High Quality Money Fund , AARP High Quality Tax Free Money Fund and the AARP Premium Money Fund for the seven-day period ended September 30, 1999, was _____%, _____% and _____%, respectively.


         The effective yield is the net annualized yield for a specified 7 calendar-days assuming a reinvestment in Fund shares of all dividends during the period, i.e., compounding. Effective yield is calculated by using the same base-period return used in the calculation of current yield except that the base-period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)^365/7] - 1.


         The effective yield of the AARP High Quality Money Fund , AARP High Quality Tax Free Money Fund and the AARP Premium Money Fund for the seven-day period ended September 30, 1999, was ____%, ____% and ____%, respectively.


         As described above, current yield and effective yield are based on historical earnings, show the performance of a hypothetical investment and are not intended to indicate future performance. Current yield and effective yield will vary based on changes in market conditions and the level of Fund expenses.

         In connection with communicating its current yield and effective yield to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


b) The AARP Money Funds, AARP Income Funds, AARP Growth and Income Funds AARP Growth Funds, AARP Global Funds and AARP Managed Investment Portfolios


         From time to time, quotations of a Fund's total return may be included in advertisements, sales literature or shareholder reports. This total return figure is calculated in the following manner:

         The total return is the average annualized compound rate of return for, where applicable, the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annualized compound rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

           T        =      average annualized compound total rate of return
           P        =      a hypothetical initial investment of $1,000
           n        =      number of years
           ERV      =      ending  redeemable value: ERV is the value at the end
                           of the applicable  period,  of a hypothetical  $1,000
                           investment made at the beginning of the applicable period.

                                                                                    Total Return
                                                       ------------------------------------------------------------------------

                                                          One Year Ended       Five Years Ended       Ten Years Ended
                                                              9/30/99             9/30/99                9/30/99

AARP High Quality Money Fund
AARP High Quality Tax Free Money Fund*
AARP High Quality Short Term Bond
AARP Premium Money Fund+++
AARP GNMA and U.S. Treasury
AARP Bond Fund for Income+++
AARP Insured Tax Free General Bond
AARP Balanced Stock and Bond Fund+++
AARP Growth and Income
AARP U.S. Stock Index Fund+++
AARP Global Growth Fund+++
AARP Capital Growth
AARP International Stock Fund+++
AARP Small Company Stock Fund+++
AARP Diversified Income With Growth Portfolio+++
AARP Diversified Growth Portfolio+++

* Prior to August 1, 1991, the AARP High Quality Tax Free Money Fund operated as the AARP Insured Tax Free Short Term Fund. The total return figures for the five and ten years ended September 30, 1999, for the AARP High Quality Tax Free Money Fund are representative of the Fund prior to its conversion date except that the figures have been adjusted to reflect its conversion to a money market fund.

+++      AARP  Bond  Fund  for  Income,   AARP  U.S.  Stock  Index  Fund,   AARP
         International Stock Fund, AARP Small Company Stock Fund, AARP Diversified Income With Growth Portfolio and AARP Diversified Growth Portfolio commenced operations on February 1, 1997 and, as of September 30, 1999, had life of fund annual total returns of ____%, ____%, ____%, ____%, ____% and ____%, respectively. AARP Balanced Stock and Bond commenced operations on February 1, 1994 and, as of September 30, 1999, had a life of fund annual total return of ____%. AARP Global Growth Fund commenced operations on February 1, 1996 and, as of September 30, 1998, had a life of fund annual total return of ____%. AARP Premium Money Fund commenced operations on February 1, 1999 and, as of September 30, 1999, had a life of fund annual total return of ____%.


         In addition to total return described above, the Funds may quote nonstandard "cumulative total return."

         The cumulative total return is the rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the rates of return of a hypothetical investment over such periods, according to the following formula. (Cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1

                    C        =      Cumulative Total Return
                    P        =      a hypothetical initial investment of $1,000
                    ERV      =      ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.




                                                                           Cumulative Total Return
                                                     ---------------------------------------------------------------------

                                                       One Year Ended       Five Years Ended      Ten Years Ended
                                                           9/30/99             9/30/99               9/30/99

AARP Premium Money Fund+++
AARP Balanced Stock and Bond Fund+++
AARP Growth and Income Fund
AARP U.S. Stock Index Fund+++
AARP Global Growth Fund+++
AARP Capital Growth Fund
AARP International Stock Fund+++
AARP Small Company Stock Fund+++
AARP Diversified Growth Portfolio+++

+++ AARP U.S. Stock Index Fund, AARP International Stock Fund, AARP Small Company Stock Fund and AARP Diversified Growth Portfolio commenced operations on February 1, 1997 and, as of September 30, 1999, had life of fund cumulative total returns of ____%, ____%, ____% and ____%, respectively. AARP Balanced Stock and Bond Fund commenced operations on February 1, 1994 and, as of September 30, 1999, had a life of fund cumulative total return of ____%. AARP Global Growth Fund commenced operations on February 1, 1996 and, as of September 30, 1999, had a life of fund cumulative total return of ____%. AARP Premium Money Fund commenced operations on February 1, 1999 and, as of September 30, 1999, had a life of fund cumulative total return of ____%.


c) The AARP Income Funds, AARP Insured Tax Free General Bond Fund and AARP Diversified Income With Growth Portfolio

         From time to time, quotations of an AARP Fund's yield may be included in advertisements, sales literature or shareholder reports. This yield is calculated in the following manner.

         The yield is the net annualized SEC yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)6 - 1]
         Where:

                    a        =        dividends  and interest  earned during the
                                      period,  including (except for mortgage or
                                      receivable-backed     obligations)     the
                                      amortization    of   market   premium   or
                                      accretion of market discount. For mortgage
                                      or  receivables-backed  obligations,  this
                                      amount  includes  realized gains or losses
                                      based  on  historic   cost  for  principal
                                      repayments received.
                    b        =        expenses  accrued  for  the period (net of
                                      reimbursements).
                    c        =        the average   daily   number   of   shares
                                      outstanding during the  period  that  were
                                      entitled to receive dividends.
                    d        =        the maximum  offering  price  per share on
                                      the last day of the period.

                                                    Yield for the 30-day period
                      Fund                           ended September 30, 1999
                      ----                           ------------------------

AARP High Quality Short Term Bond Fund
AARP GNMA and U.S. Treasury Fund
AARP Bond Fund for Income+++
AARP Insured Tax Free General Bond Fund


+++      AARP Bond Fund for Income commenced operations on February 1, 1997.

d)       AARP Insured Tax Free General Bond and AARP High Quality Tax Free Money
         Fund

         The tax equivalent yield is the net annualized after-tax yield based on a specified seven day period for money market funds or on a specified 30-day (one month) period for non-money market funds assuming a reinvestment of all dividends paid during the period, i.e., compounding. Tax equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


                                                                           Equivalent Taxable Yields
                                                                       period ended September 30, 1999
                                                                       -------------------------------


                      Fund                                          28% Tax Bracket       31% Tax Bracket
                      ----                                          ---------------       ---------------


AARP High Quality Tax Free Money Fund
AARP Insured Tax Free General Bond Fund



(e)      General Performance Information

         Quotations of an AARP Fund's performance are based on historical earnings and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of the Fund's expenses. In periods of declining interest rates a Fund's quoted yield and 30-day current yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's quoted yield and 30-day current yield will tend to be somewhat lower.

         Comparison of non-standard performance data of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         From time to time, in marketing and other AARP Fund literature, these AARP Funds' performances may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations, such as Lipper Analytical Services, Inc. ("Lipper"), Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA"), Value Line Mutual Fund Survey, Morningstar, Inc. and other independent organizations. For instance, AARP Growth Funds will be compared to funds in the growth fund category; and so on. In similar fashion, the performance of the AARP GNMA and U.S. Treasury Fund will be compared to that of certificates of deposit. Evaluations of AARP Fund performance made by independent sources or independent experts may also be used in advertisements concerning the AARP Funds, including reprints of, or selections from, editorials or articles about these Funds.


         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Indices with which the Fund may be compared include but are not limited to, the following: Dow Jones Industrial Average, Standard & Poor's 500 Composite

Stock Price Index (S&P 500), The Europe/Australia/Far East (EAFE) Index, Russell 2000 Index, Lehman Brothers Aggregate Bond Index, Merrill Lynch Master Mortgage Index, Morgan Stanley Capital International World Index, J.P. Morgan Global Traded Bond Index, and Salomon Brothers World Government Bond Index.


         Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National Index(TM) for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.



                               TRUST ORGANIZATION


         Each of the AARP Funds is a separate series of a Massachusetts business trust. AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, and the AARP Bond Fund for Income are series of AARP Income Trust. AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund are series of AARP Tax Free Income Trust which changed its name from AARP Insured Tax Free Income Trust on August 1, 1991. AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Global Growth Fund, AARP Capital Growth Fund, AARP International Stock Fund and AARP Small Company Stock Fund are series of AARP Growth Trust. Each of the above Trusts was established under a separate Declaration of Trust dated June 8, 1984. AARP High Quality Money Fund and the AARP Premium Money Fund are series of the AARP Cash Investment Funds, which was established under a Declaration of Trust dated January 20, 1983. The original name of AARP Cash Investment Funds was Master Investment Services Fund. That name was changed to AARP Money Fund Trust on February 6, 1985 and to its present name on May 24, 1985. AARP Diversified Income with Growth Portfolio and AARP Diversified Growth Portfolio are series of AARP Managed Investment Portfolios Trust which was established under a Declaration of Trust on October 21, 1996. Each Trust's shares of beneficial interest of $.01 (AARP High Quality Tax Free Money Fund $.001) par value per share are issued in separate series. AARP Cash Investment Funds has one series in addition to AARP High Quality Money Fund and AARP Premium Money Fund that is not currently offered. None of the other Trusts has an existing series which is not currently being offered. Other series may be established and/or offered by the Trusts in the future. Each share of a series represents an interest in that series which is equal to each other share of that series.


         The assets of each Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that series and constitute the underlying assets of that series. The underlying assets of each series of each Trust are segregated on the books of account of each Trust, and are to be charged with the liabilities of that series. The Trustees of each Trust have determined that expenses with respect to all series of each Trust are to be allocated in proportion to the net asset value, or such other reasonable basis, of the respective series in that Trust except where allocations of direct expenses can otherwise be more fairly made. The officers of each Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to all the series in the Trust. Each Trust's Declaration of Trust provides that allocations made to each series of the Trust shall be binding on all persons. While each Declaration of Trust provides that liabilities of a series may be satisfied only out of the assets of that series, it is possible that if a series were unable to meet its obligations, a court might find that the assets of other series in the Trust should satisfy such obligations. In the event of the dissolution or liquidation of a Trust, the holders of the shares of each series are entitled to receive, as a class, the underlying assets of that series available for distribution to shareholders.

         Shareholders are entitled to one vote per share. Separate votes are taken by each series of a Trust on all matters except where the 1940 Act requires that a matter be decided by the vote of shareholders of all series of a Trust voting together or where a matter affects only one series of a Trust, in which case only shareholders of that series shall vote thereon. For example, a change in investment policy for a series of a Trust would be voted upon only by shareholders of the series affected. Additionally, approval of each Trust's investment advisory agreement is determined separately by each series in that Trust. Approval of the advisory agreement by the shareholders of one series in a Trust is effective as to that series whether or not enough votes are received from the shareholders of other series in the Trust to approve agreement as to the other series.

         The Trustees of each Trust are authorized to establish additional series and to designate the relative rights and preferences as between the series. All shares issued and outstanding of each series that is offered by a Trust will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus.

         Each Trust's Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that the Trustees and Officers have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in any of the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


                             MANAGEMENT OF THE FUNDS





         Scudder Kemper Investments, Inc., an investment management firm, acts as investment adviser to the Funds. The principal source of the Fund Manager's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.

         Pursuant to an Agreement between the Fund Manager and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Fund Manager has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Fund Manager with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Fund Manager will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Fund Manager (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

         The Fund Manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Fund Manager receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund Manager's clients. However, the Fund Manager regards this information and material as an adjunct to its own research activities. The Fund Manager international investment management team travels the world, researching hundreds of companies. In selecting the securities in which a Fund may invest, the conclusions and investment decisions of the Fund Manager with respect to a Fund are based primarily on the analyses of its own research department.


         Certain investments may be appropriate for a Fund and also for other clients advised by the Fund Manager. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Fund Manager to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Fund Manager in the interest of achieving the most favorable net results to a Fund.


         The present investment management agreements for all Funds (the "Agreements") were approved by the Trustees on August 4, 1998, became effective September 7, 1998, and were approved at a shareholder meeting held on December 15, 1998. The Agreements will continue in effect until August 31, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Fund Manager or the particular Trust, cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, with respect to each Fund, by a majority of the outstanding voting securities of that Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         Under the Agreements, the Fund Manager regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of each Fund's assets shall be held uninvested, subject to each Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of each Trust may from time to time establish. The Fund Manager also advises and assists the officers of the Funds in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

         Under the Agreements, the Fund Manager renders significant administrative services (not otherwise provided by third parties) necessary for the Funds' operations as open-end investment companies including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as a Fund's Transfer Agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of a Fund's federal, state and local tax returns; preparing and filing a Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of a Fund under applicable federal and state securities laws; maintaining a Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of a Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring a Fund's operating budget; processing the payment of a Fund's bills; assisting a Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting a Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Fund Manager assumes responsibility for the compensation and expenses of all officers and executive employees of each Trust and makes available or causes to be made available, without expense to the Trusts, the services of such of its partners, directors, officers and employees as may duly be elected officers or Trustees of a Trust, subject to their individual consent to serve and to any limitations imposed by law, and pays the Trusts' office rent and provides, or causes to be provided, investment advisory, research and statistical facilities and related clerical services. For these services the AARP Funds pay the Fund Manager a monthly fee consisting of a base fee and an individual fund fee. The base fee is based on average daily net assets of all Funds in the AARP Investment Program, as follows:


           Program Assets                     Annual Rate at Each
             (Billions)                           Asset Level
             ----------                           -----------
              First $2                                0.35%
              $2-$4                                   0.33
              $4-$6                                   0.30
              $6-$8                                   0.28
              $8-$11                                  0.26
              $11-$14                                 0.25
              Over $14                                0.24

         Total program assets as of September 30, 1999 were over $__________ billion.

         All AARP Funds pay a flat individual fund fee monthly based on the average daily net assets of that Fund, except AARP Diversified Investment Income Portfolio and AARP Diversified Investment Growth Portfolio.


         The individual Fund fees are as follows:



         -----------------------------------------------------------------------
         AARP Mutual Fund                              Individual Fund Fee Rate
         -----------------------------------------------------------------------
         AARP High Quality Money Fund                           0.10%
         -----------------------------------------------------------------------
         AARP High Quality Tax Free Money Fund                  0.10%
         -----------------------------------------------------------------------
         AARP Premium Money Fund                                0.10%
         -----------------------------------------------------------------------
         AARP High Quality Short Term Bond Fund                 0.19%
         -----------------------------------------------------------------------
         AARP GNMA and U.S. Treasury Fund                       0.12%
         -----------------------------------------------------------------------
         AARP Insured Tax Free General Bond Fund                0.19%
         -----------------------------------------------------------------------
         AARP Bond Fund for Income                              0.28%
         -----------------------------------------------------------------------
         AARP Balanced Stock and Bond Fund                      0.19%
         -----------------------------------------------------------------------
         AARP Growth and Income Fund                            0.19%
         -----------------------------------------------------------------------
         AARP U.S. Stock Index Fund                              none
         -----------------------------------------------------------------------
         AARP Capital Growth Fund                               0.32%
         -----------------------------------------------------------------------
         AARP Small Company Stock Fund                          0.55%
         -----------------------------------------------------------------------
         AARP Global Growth Fund                                0.55%
         -----------------------------------------------------------------------
         AARP International Stock Fund                          0.60%
         -----------------------------------------------------------------------
         AARP Diversified Income with Growth Portfolio           none
         -----------------------------------------------------------------------
         AARP Diversified Growth Portfolio                       none
         -----------------------------------------------------------------------

         The advisory fees from the Management Agreement for the three fiscal years ended September 30, 1997 , 1998 and 1999 were as follows:

                                                                  1997              1998              1999
                                                                  ----              ----              ----
     AARP High Quality Money Fund                              1,760,550        1,866,955
     AARP Premium Money Fund***                                  n.a.              n.a.
     AARP GNMA and U.S. Treasury Fund                         19,228,620       18,153,539
     AARP High Quality Short Term Bond Fund                    2,287,683        2,092,824
     AARP Bond Fund for Income**                                 97,012          615,552
     AARP High Quality Tax Free Money Fund                      410,859          380,516
     AARP Insured Tax Free General Bond Fund                   8,224,295        8,035,738
     AARP Balanced Stock and Bond Fund                         2,445,813        3,420,192
     AARP Growth and Income Fund                               25,101,044      33,479,324
     AARP U.S. Stock Index Fund**                                38,841          201,960
     AARP Global Growth Fund*                                   932,182         1,277,487
     AARP Capital Growth Fund                                  6,053,108        7,953,203
     AARP International  Stock Fund**                           59,143            292,161
     AARP Small Company Stock Fund**                            111,376          718,086
     AARP Diversified Income with Growth Portfolio**             n.a.              n.a.
     AARP Diversified Growth Portfolio**                         n.a.              n.a.


*     AARP Global Growth Fund commenced operations on February 1, 1996.

** AARP Bond Fund for Income, AARP U.S. Stock Index Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP Diversified Income With Growth Portfolio and AARP Diversified Growth Portfolio commenced operations on February 1, 1997.

***   AARP Premium Money Fund commenced operations on February 1, 1999.

         Each Management Agreement provides that the Fund Manager will reimburse the AARP Funds or the Trust for annual expenses, although no payments are required to be made by the Fund Manager pursuant to this reimbursement provision in excess of the annual fee paid by the funds of a Trust to the Fund Manager. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. The Fund Manager has agreed that its obligation to reimburse the Funds will not be restricted to the amounts of the management fees. Such agreement may be modified or withdrawn without shareholder approval.


         The expense ratios, net of voluntary and statutory fee waivers and reimbursements of expenses, for the periods ended September 30, 1997 , 1998 and 1999 were as follows:

                                                                  1997            1998              1999
                                                                  ----            ----              ----
     AARP High Quality Money Fund                                  0.91%           0.87%
     AARP Premium Money Fund***                                    n.a.             n.a.
     AARP High Quality Short Term Bond Fund                        0.93            0.90
     AARP GNMA and U.S. Treasury Fund                              0.65            0.61
     AARP Bond Fund for Income**                                   n.a.            0.19
     AARP High Quality Tax Free Money Fund                         0.85            0.83
     AARP Insured Tax Free General Bond Fund                       0.66            0.62
     AARP Balanced Stock and Bond Fund                             0.91            0.84
     AARP Growth and Income Fund                                   0.71            0.67
     AARP U.S. Stock Index Fund**                                  0.50+++         0.50
     AARP Global Growth Fund*                                      1.75            1.65
     AARP Capital Growth Fund                                      0.92            0.87
     AARP International  Stock Fund**                              1.75+++         1.75
     AARP Small Company Stock Fund**                               1.75+++         1.75
     AARP Diversified Income With Growth Portfolio**               n.a.             n.a.
     AARP Diversified Growth Portfolio**                           n.a.             n.a.


+++   Annualized
*     AARP Global Growth Fund commenced operations on February 1, 1996.

** AARP Bond Fund for Income, AARP U.S. Stock Index Fund, AARP International Stock Fund, AARP Small Company Stock Fund, AARP Diversified Income With Growth Portfolio and AARP Diversified Growth Portfolio commenced operations on February 1, 1997.

***   AARP Premium Money Fund commenced operations on February 1, 1999.


         For the fiscal year ended September 30, 1997, the reimbursement by the Fund Manager based on the expense limitation in effect was $74,953 to AARP Global Growth Fund, $0 for the fiscal year ended September 30, 1998 and $___ for the fiscal year ended September 30, 1999.

         For the fiscal year ended September 30, 1998, the reimbursement and expense reductions based on the expense limitation in effect was $0 to AARP Global Growth Fund, and $___ for the fiscal year ended September 30, 1999.

         For the fiscal year ended September 30, 1998, the reimbursement and expense reductions based on the expense limitation in effect was $923,233 to AARP Bond Fund for Income, and $___ for the fiscal year ended September 30, 1999.

         For the fiscal year ended September 30, 1998, the reimbursement and expense reductions based on the expense limitation in effect was $43,315 to AARP Small Company Stock Fund, and $___ for the fiscal year ended September 30, 1999.

         For the fiscal year ended September 30, 1998, the reimbursement and expense reductions based on the expense limitation in effect was $474,469 to AARP U.S. Stock Index Fund, and $___ for the fiscal year ended September 30, 1999.

         For the fiscal year ended September 30, 1998, the reimbursement and expense reductions based on the expense limitation in effect was $218,739 to AARP International Stock Fund, and $___ for the fiscal year ended September 30, 1999.


         If reimbursement is required, it will be made as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Fund Manager during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION-- Other Information."

         Under the Management Agreements, each Trust is responsible for all of its other expenses including organizational expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; any fees for portfolio pricing paid to a pricing agent; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing share certificates, if any, and any other expenses including clerical expenses of issue, redemption or repurchase of shares; the expenses and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Fund Manager, Scudder Kemper Investments, Inc., AARP Financial Services Corporation or AARP; the cost of preparing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Trust. Each Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The custodian agreement for each Trust provides that the custodian shall compute the net asset value for that Trust.

         Each Management Agreement provides that the Fund Manager shall not be required to pay expenses of distribution of the Funds' shares to the extent that
(i) such distribution expenses are, pursuant to a written contract, to be borne by a principal underwriter of the Trust ("Scudder Investor Services, Inc." is principal underwriter for the AARP Trusts), (ii) the Trust shall have adopted a plan in conformity with Rule 12b-1 under the 1940 Act ("Rule 12b-1 plan") providing for the Trust (or the Funds or some other party) to assume some or all of such expenses, or (iii) such expenses are required to be paid by the Fund Manager. To the extent such expenses of distribution are not to be borne by a principal underwriter, or are not permitted to be paid by the Trust (or a Fund or such other party) pursuant to a Rule 12b-

1 plan, they are to be assumed by the Fund Manager. (The adoption of a Rule 12b-1 plan by a Trust would require the approval of the Trustees, including a majority of those Trustees who are not interested persons of the Trust, and of a majority of the outstanding voting securities of each Fund.)




         Pursuant to a Subadvisory Agreement between the Fund Manager and Bankers Trust Company , Bankers Trust Company (the "Subadviser") provides subadvisory services relating to the management of the AARP U.S. Stock Index Fund. The fee paid to the Subadviser is calculated on a quarterly basis and depends on the level of total assets in the AARP U.S. Stock Index Fund. The fee rate decreases as the level of total assets for the Fund increases. The fee rate for each level of assets is: 0.07% of the first $100 million of average daily net assets, 0.03% of such assets in excess of $100 million, and 0.01% of such assets in excess of $200 million with a minimum annual fee of $75,000. For the period from February 1, 1997 to February 1, 1998, the Subadviser agreed to discount the fee by 15%. Fees paid to the Subadviser during the fiscal period ended September 30, 1997 totaled $42,323. Without the discount during that period, such fees would have totaled $75,000. For the fiscal year ended September 30, 1998, the Subadviser received $71,250 in fees. Without the discount during that period, such fees would have totaled $75,000. For the fiscal year ended September 30, 1999, the Subadviser received $_____ in fees.

         On November 30, 1998, Bankers Trust Corporation, the parent company of the Subadviser, Deutsche Bank AG ("Deutsche Bank") and Circle Acquisition Corporation, a subsidiary of Deutsche Bank, entered into a merger Agreement pursuant to which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank (the "Merger"). Deutsche Bank is a global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking, and insurance. On June 4, 1999, the Merger was completed and the Subadviser became an indirect wholly-owned subsidiary of Deutsche Bank. As a result of the Merger, the existing Subadvisory Agreement between the Fund Manager and the Subadviser, with respect to AARP U.S. Stock Index Fund, may have been deemed assigned and terminated. Accordingly, on March 3, 1999, the Board approved a new Subadvisory Agreement between the Fund Manager and the Subadviser to take effect upon consummation of the Merger. The new Subadvisory Agreement contains substantially the same terms and conditions as the existing Subadvisory Agreement, except for the initial term and the dates of execution and termination. On May 25, 1999, the Securities and Exchange Commission issued an exemptive order to the Subadviser and certain affiliates to permit the implementation of new investment advisory agreements, such as the new Subadvisory Agreement, without shareholder approval in connection with the Merger. The order permits the Subadviser to provide subadvisory services under the new Subadvisory Agreement without receiving shareholder approval for a period of up to 150 days following the date the Merger was consummated (i.e., June 4, 1999) but in no event later than November 30, 1999 (the "Interim Period"). Pending shareholder approval of the new Subadvisory Agreement or the termination of the Interim Period without shareholder approval, advisory fees under the new Subadvisory Agreement will be held in interest bearing escrow accounts with financial institutions unaffiliated with the Subadviser. The Board will be notified before the fees are released to the Subadviser in the event shareholders approve the new Subadvisory Agreement, or before the fees are released to the AARP U.S. Stock Index Fund in the event shareholders do not approve the new Subadvisory Agreement. The Subadviser believes that, under this new corporate structure, the services provided by the Subadviser to the AARP U.S. Stock Index Fund will be maintained at their current level.

         On March 11, 1999, the Subadviser announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, the Subadviser pleaded guilty to misstating entries in its books and agreed to pay a $60 million fine to federal authorities. Separately, the Subadviser agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of the Subadviser or its affiliates.

         As a result of the plea, absent an order from the SEC, the Subadviser would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit the Subadviser and its affiliates to continue to provide investment advisory services to registered investment companies. The Subadviser has submited an application for a permanent order. However, there is no assurance that the SEC will grant a permanent order.

         A Special Servicing Agreement (the "Service Agreement") has been entered into among the Fund Manager, the Underlying AARP Mutual Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc. and the AARP Managed Investment Portfolios Trust on February 1, 1997. Under the Service Agreement, the Fund Manager will arrange for all services pertaining to the operation of the Trust including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation to act as Shareholder Servicing Agent and Fund Accounting Agent, respectively, for each Portfolio. In addition, the Service Agreement will provide that, if the officers of any Underlying AARP Mutual Fund, at the direction of the Board of Trustees, determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying AARP Mutual Fund from the operation of that Portfolio, the Underlying AARP Mutual Fund will bear those expenses in proportion to the average daily value of its shares owned by that Portfolio. No Underlying AARP Mutual Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying AARP Mutual Funds and the resulting reduction in shareholder servicing costs. In this regard, the shareholder servicing costs to any Underlying AARP Mutual Fund for servicing one account registered to the Trust would be significantly less than the cost to that same Underlying AARP Mutual Fund of servicing the same pool of assets contributed in the typical fashion by a large group of individual shareholders owning small accounts in each Underlying AARP Mutual Fund.

         Based on actual expense data from the Underlying AARP Mutual Funds and certain very conservative assumptions with respect to the Trust, the Fund Manager, the Underlying AARP Mutual Funds, Scudder Service Corporation, Scudder Investor Services, Inc., Scudder Fund Accounting Corporation, Scudder Trust Company and the Managed Investment Portfolios anticipate that the aggregate financial benefits to the Underlying AARP Mutual Funds from these arrangements will exceed the costs of operating the Portfolios. If such turns out to be the case, there will be no charge to the Trust for the services under the Service Agreement. Rather, in accordance with the Service Agreement, such expenses will be passed through to the Underlying AARP Mutual Funds in proportion to the value of each Underlying AARP Mutual Fund's shares held by each Portfolio.

         In the event that the aggregate financial benefits to the Underlying AARP Mutual Funds do not exceed the costs of a Portfolio, the Fund Manager will pay, on behalf of that Portfolio, that portion of costs, as set forth herein, determined to be greater than the benefits. The determination of whether and the extent to which the benefits to the Underlying AARP Mutual Funds from the organization of the Trust will exceed the costs to such funds will be made based upon the analysis criteria set forth in the order. This cost-benefit analysis was initially reviewed by the Trustees of the Underlying AARP Mutual Funds before participating in the Service Agreement. For future years, there will be an annual review of the Service Agreement to determine its continued appropriateness for each Underlying AARP Mutual Fund.

         Certain non-recurring and extraordinary expenses will not be paid in accordance with the Service Agreement including: the fees and costs of actions, suits or proceedings and any penalties or damages in connection therewith, to which a Portfolio may incur directly, or may incur as a result of its legal obligation to provide indemnification to its officers, trustees and agents; the fees and costs of any governmental investigation and any fines or penalties in connection therewith; and any federal, state or local tax, or related interest penalties or additions to tax, incurred, for example, as a result of the Portfolios' failure to distribute all of its earnings, failure to qualify under subchapter M of the Internal Revenue Code, or failure to timely file any required tax returns or other filings. Under unusual circumstances, the parties to the Service Agreement may agree to exclude certain other expenses.

         Each Investment Management Agreement provides that the Fund Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with matters to which the respective agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Fund Manager in the performance of its duties or from reckless disregard by the Fund Manager of its obligations and duties under the respective agreement.

         In reviewing the terms of each Investment Management Agreement and in discussions with the Fund Manager concerning such agreements, the Trustees of each Trust who are not "interested persons" of that Trust have been represented by independent counsel at the Trust's expense.

         Pursuant to Member Services Agreements with the Fund Manager, dated September 7, 1998, AARP Financial Services Corp. ("AFSC") provides the Fund Manager with nondistribution related service and advice primarily concerning designing and tailoring the AARP Investment Program from Scudder and its Funds to meet the needs of

AARP's members on an ongoing basis. AARP Financial Services Corp. receives, as compensation for its services, a Monthly Member Services fee. The fee paid to AFSC is calculated on a daily basis and depends on the level of total assets of the AARP Investment Program. The fee rate decreases as the level of total assets increases. The fee rate for each level of assets is 0.07 of 1% for the first $6 billion, 0.06 of 1% for the next $10 billion and 0.05 of 1% thereafter.

         The Member Services Agreements will remain in effect until August 31, 1999 and from year to year thereafter only if its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not "interested persons" of the Fund Manager, AFSC, or the Funds cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or, with respect to each Fund, by a majority of the outstanding voting securities of that Fund. The continuance of each Member Services Agreement was last approved by the Trustees of each respective Trust (including a majority of the Trustees who are not such "interested persons") on August 4, 1998 and by shareholders on December 15, 1998. The Member Services Agreements may be terminated at any time without payment of penalty by the Funds on sixty days' written notice, or by AFSC upon six months' notice to the Funds and to the Fund Manager, and automatically terminates in the event of its assignment or the assignment of the Management Agreement.

         Pursuant to Service Mark License Agreements, dated March 20, 1996 among the Trusts, the Fund Manager and AARP, use of the AARP service marks by a Trust and its Funds will be terminated, unless otherwise agreed to by AARP, upon termination of that Trust's Management Agreement.

         Officers and employees of the Fund Manager from time to time may have transactions with various banks, including the AARP Funds' custodian bank. It is the Fund Manager's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         The Fund Manager may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of a Trust may have dealings with that Trust as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Funds.

Personal Investments by Employees of Scudder

     Employees of Scudder are permitted to make personal securities transactions, subject to requirements and restrictions set forth in Scudder's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                                                         TRUSTEES AND OFFICERS

                                                                                                Position with
                                                                                                Underwriter,
Name, Address                          Position(s)           Principal                          Scudder Investor
and Age                                with Trusts           Occupation**                       Services, Inc.
-------                                -----------           ------------                       --------------


Linda C. Coughlin##* (48)              Chairperson of the    Managing Director of Scudder       Director and Senior
                                       Board and Trustee     Kemper Investments, Inc.           Vice President

                                       64

                                                                                                Position with
                                                                                                Underwriter,
Name, Address                          Position(s)           Principal                          Scudder Investor
and Age                                with Trusts           Occupation**                       Services, Inc.
-------                                -----------           ------------                       --------------

Horace B. Deets+* (61)                 Vice Chairperson      Executive Director, American       --
(Trustee of AARP Cash Investment       and Trustee           Association of Retired Persons
Funds, AARP Growth Trust and AARP
Tax Free Income Trust only)

Carole Lewis Anderson (55)             Trustee               Principal, Suburban Capital        --
3616 Reservoir Road, N.W.                                    Markets, Inc.; President, MASDUN
Washington, DC                                               Capital Advisors;  Director,
                                                             VICORP Restaurants, Inc.;
                                                             Trustee, Hasbro Children's
                                                             Foundation ; Founder and
                                                             Director, Forum for Women
                                                             Corporate Directors; Member of
                                                             Corporate Advisory Counsel of
                                                             WREI (The Women's Research and
                                                             Education Institute); Member of
                                                             the Board, CREW (Commercial Real
                                                             Estate Women) of Maryland
                                                             (1994-1996); Trustee, Mary
                                                             Baldwin College (1987-1997)

Adelaide Attard (69)                   Trustee               New York City Department of        --
270-28N Grand Central Parkway                                Aging Advisory Council; Board
Floral Park, NY                                              Member, American Association of
                                                             International Aging (1981-1996)

Robert N. Butler, M.D. (73)            Trustee               Director, International
211 Central Park West                                        Longevity Center and Professor
Apt. 7F                                                      of Geriatrics and Adult
New York, NY                                                 Development; Chairman, Henry L.
                                                             Schwartz Department of
                                                             Geriatrics and Adult
                                                             Development, Mount Sinai Medical
                                                             Center (1982 to present);
                                                             Formerly Director, National
                                                             Institute on Aging, National
                                                             Institute of Health (1976-1982)

Esther Canja+* (72)                    Trustee               President-elect, American          --
(AARP Managed Investment Portfolios                          Association of Retired Persons;
and AARP Income Trust only)                                  Member, AARP Finance
                                                             Committee; Trustee, Andrus
                                                             Foundation; AARP State Director
                                                             of Florida (1990-1992)

                                       65

                                                                                                Position with
                                                                                                Underwriter,
Name, Address                          Position(s)           Principal                          Scudder Investor
and Age                                with Trusts           Occupation**                       Services, Inc.
-------                                -----------           ------------                       --------------

Edgar R. Fiedler (70)                  Trustee               Senior Fellow and Economic         --
50023 Brogden                                                Counselor, The Conference Board,
Chapel Hill, NC                                              Inc.

Lt. Gen. Eugene P. Forrester (73)      Trustee               Lt. General (Retired), U.S. Army   --
1101 S. Arlington Ridge Rd.                                  and International Trade
Arlington, VA                                                Counselor; Consultant (1983 to
                                                             present)

George L. Maddox, Jr. (74)             Trustee               Professor Emeritus and Director,   --
P.O. Box 2920                                                Long Term Care Resources
Duke University Medical Center                               Program, Duke University Medical
Durham, NC                                                   Center; Senior Fellow Center for
                                                             the Study of Aging and Human
                                                             Development, Duke University;
                                                             Professor Emeritus of Sociology,
                                                             Departments of Sociology and
                                                             Psychiatry, Duke University

Robert J. Myers (87)                   Trustee               Actuarial Consultant               --
9610 Wire Ave.                                               (1983-present); Trustee,
Silver Spring, MD                                            Manufacturers Investment Trust,
                                                             Inc. (1997-1998); Member,
                                                             Prospective Payment Assessment
                                                             Commission (1993-1997); Chairman
                                                             of the Board of Advisors,
                                                             Seniors Coalition (1992-1996)

James H. Schulz (63)                   Trustee               Professor of Economics and         --
158 Scruton Pond Road                                        Kirstein Professor of Aging
Barrington, NH                                               Policy, Policy Center on Aging,
                                                             Florence Heller School, Brandeis
                                                             University

Gordon Shillinglaw (73)                Trustee               Professor Emeritus of              --
115 Live Oak Lane                                            Accounting, Columbia University
Largo, FL                                                    Graduate School of Business

Jean Gleason Stromberg (56)            Trustee               Consultant; Director, Financial
3816 Military Road, NW                                       Institutions Issues, U.S.
Washington, D.C.                                             General Accounting Office
                                                             (1996-1997); Partner, Fulbright
                                                             & Jaworski Law Firm (1978-1996)

                                       66

                                                                                                Position with
                                                                                                Underwriter,
Name, Address                          Position(s)           Principal                          Scudder Investor
and Age                                with Trusts           Occupation**                       Services, Inc.
-------                                -----------           ------------                       --------------

William Glavin## (41)                  Vice President        Managing Director of Scudder       Vice President
                                                             Kemper Investments, Inc.

Ann M. McCreary# (43)                  Vice President        Managing Director of Scudder       --
                                                             Kemper Investments, Inc.

John Millette## (37)                   Vice President and    Assistant Vice President of        --
                                       Assistant Secretary   Scudder Kemper Investments, Inc.

James W. Pasman## (48)                 Vice President        Senior Vice President of Scudder   --
                                                             Kemper Investments, Inc.

Kathryn L. Quirk# (47)                 Vice President and    Managing Director of Scudder       Director, Senior Vice
                                       Secretary             Kemper Investments, Inc.           President, Chief Legal
                                                                                                Officer and Assistant
                                                                                                Clerk

Howard Schneider## (41)                Vice President        Managing Director of Scudder       --
                                                             Kemper Investments, Inc.

John Hebble## (40)                     Treasurer             Senior Vice President, Scudder     Assistant Treasurer
                                                             Kemper Investments, Inc.

Cornelia M. Small# (55)                President             Managing Director of Scudder       --
                                                             Kemper Investments, Inc.


* Mr. Deets, Ms. Canja and Ms. Coughlin are Trustees of each of the Trusts and are considered by the Trusts and their counsel to be persons who are "interested persons" of the Trusts within the meaning of the 1940 Act.
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
#        Address:  345 Park Avenue, New York, New York
##       Address:  Two International Place, Boston, Massachusetts
+        Address:  601 E Street, N.W., Washington, D.C.


TO BE UPDATED

         As of December 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1999, _______ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1998, ________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1999, all Trustees and Officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 19347) _____ shares, or ___% of the shares of AARP U.S. Stock Index Fund.

         As of December 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of December 31, 1999, _________ shares in the aggregate, ____% of the outstanding shares , which may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         To the best of each Trust's knowledge, as of December 31, 1999, no person owned beneficially more than 5% of any Fund's outstanding shares, except as stated above.

         As of December 31, 1999, all Trustees and officers of the Funds as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act) less than 1% of the outstanding shares of each Fund, except as stated above.

TO BE UPDATED



                                  REMUNERATION


         Several of the officers and Trustees of the Trusts may be officers or employees of Scudder, Scudder Service Corporation, Scudder Investor Services, Inc., Scudder Fund Accounting Corp., or Scudder Trust Company and will participate in the fees received by such entities. No individual affiliated with AARP will participate directly in any such fees. The Trusts pay no direct remuneration to any officer of the Trusts. However, each of the Trustees who is not affiliated with Scudder or AARP will be paid by the Trust(s) for which he or she serves as Trustee. Until September 30, 1999, each of these unaffiliated Trustees received an annual retainer of $12,000 plus $175 for each Trustees' meeting and $80 for each audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Fund Manager or any of its affiliates attended. Each unaffiliated Trustee also received $80 per nominating committee meeting, other than an audit committee meeting, and $125 for each additional committee meeting attended. If any such meetings are held jointly with meetings of one or more mutual funds advised by the Fund Manager, a maximum fee of $800 for meetings of the Board, meetings of the unaffiliated members of the Board for the purpose of considering arrangements between the Fund and the Fund Manager or any of its affiliates or the audit committees of such Funds, and $400 for all other committee meetings or meetings of the unaffiliated members of the Board is paid, to be divided equally among the Funds. For the year ended September 30, 1999, the Trustees' fees and expenses for 15 of the Funds were as follows:


                                       Fund                            Expense
                                       ----                            -------


                  AARP Premium Money Fund                                    $
                  AARP High Quality Money Fund                               $
                  AARP High Quality Short Term Bond Fund                     $
                  AARP GNMA and U.S. Treasury Fund                           $
                  AARP High Quality Tax Free Money Fund                      $
                  AARP Insured Tax Free General Bond Fund                    $
                  AARP Balanced Stock and Bond Fund                          $
                  AARP Growth and Income Fund                                $
                  AARP Bond Fund for Income                                  $
                  AARP U.S. Stock Index Fund                                 $
                  AARP International  Stock Fund                             $
                  AARP Small Company Stock Fund                              $
                  AARP Global Growth Fund                                    $

                                       Fund                            Expense
                                       ----                            -------

                  AARP Capital Growth Fund                                   $
                  AARP Diversified Income and Growth                         $
                  AARP Diversified Growth                                    $

The  following  table  shows  the  aggregate   compensation   received  by  each
unaffiliated Trustee from each Trust and from all AARP Trusts and other funds in the Scudder Fund complex for the year ended December 31, 1999.


                           AARP Cash                           AARP                                             All AARP Trusts+
                          Investment           AARP          Tax Free           AARP          Paid by the      and Scudder Fund
 Name                      Funds+++-     Income Trust@-   Income Trust#   Growth Trust##-     Fund Manager          Complex
 ----                      ---------     --------------   -------------   ---------------     ------------          -------


Carole L.                       $                 $              $                 $               $                    $
Anderson                                                                                                            (16 funds)


Adelaide Attard                 $                 $              $                 $               $                    $
                                                                                                                    (16 funds)

Robert N. Butler                $                 $              $                 $               $                    $
                                                                                                                    (16 funds)

Edgar R. Fiedler                $                 $              $                 $               $                    $
                                                                                                                    (28 funds)


Eugene P. Forrester             $                 $              $                 $               $                    $
                                                                                                                    (16 funds)


George L.                       $                 $              $                 $               $                    $
Maddox, Jr.                                                                                                         (16 funds)

Robert J. Myers                 $                 $              $                 $               $                    $
                                                                                                                    (16 funds)

James H. Schulz                 $                 $              $                 $               $                    $
                                                                                                                    (16 funds)

Gordon Shillinglaw              $                 $              $                 $               $                    $
                                                                                                                    (29 funds)

Jean Gleason                    $                 $              $                 $               $                    $
Stromberg                                                                                                           (16 funds)

+++ AARP Cash Investment Funds consists of two Funds: AARP High Quality Money Fund and AARP Premium Money Fund.*


@ AARP Income Trust consists of three Funds: AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund, and AARP Bond Fund for Income.*

# AARP Tax Free Income Trust consists of two Funds: AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund.

## AARP Growth Trust consists of seven Funds: AARP Balanced Stock and Bond Fund, AARP U.S. Stock Index Fund,* AARP Growth and Income Fund, AARP Global Growth Fund,* AARP Capital Growth Fund, AARP International Stock Fund,* and AARP Small Company Stock Fund.*


+ AARP Diversified Income with Growth Portfolio and AARP Diversified Growth Portfolio, series of AARP Managed Investment Portfolios Trust, commenced operations on February 1, 1997.


* AARP Global Growth Fund commenced operations on February 1, 1996. AARP Bond Fund for Income, AARP U.S. Stock Index Fund, AARP International Stock Fund, and AARP Small Company Stock Fund commenced operations on February 1, 1997. AARP Premium Money Fund commenced operations on February 1, 1999.


*** This amount includes $202,580 paid by the liquidation of Scudder Institutional Fund, Inc., $21,189 incurred in deferred compensation by Scudder Fund Inc., and $53,205 paid by the remaining Scudder Funds as compensation for serving on the Boards of those Funds.


         Amounts include the pro rata share of Trustee's fees of AARP Managed Investment Portfolios Trust paid by each of the Trusts pursuant to the Service Agreement. See discussion of the Service Agreement under "Management of the Funds" for further information.



                                   DISTRIBUTOR


         Each of the Trusts has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of Scudder, a Delaware corporation. The underwriting agreements for all of the Trusts dated September 7, 1998 will remain in effect until August 31, 2000 and from year to year thereafter only if their continuance is approved annually by a majority of the members of the Board of Trustees of each Trust who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees of each Trust or a majority of the outstanding voting securities of each Trust.


         Under each Trust's principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of the Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); and the cost of printing and postage of business reply envelopes.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of shares of the Funds to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by each Trust.

         Note: Although each Trust does not currently have a Rule 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreements for each Trust provide that the Trust will also pay those fees and expenses permitted to be paid or assumed by that Trust pursuant to a Rule 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement and each Trust or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers shares of the Funds to investors in all states. Each underwriting agreement provides that the Distributor accepts orders for shares at net asset value because no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of any of the Funds.


                                      TAXES

         Each AARP Fund has qualified and intends to elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code (the "Code"), as amended, since its inception and intends to continue to so qualify. (Such qualification does not involve supervision of management or investment practices or policies by a government agency.) In any year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, and at least 90% of its net tax-exempt income, if any, the Fund generally is not subject to Federal income tax to the extent that it distributes to shareholders its investment company taxable income and net realized capital gains in the manner required under the Code.

         Each AARP Fund must distribute its taxable income according to a prescribed formula and will be subject to a 4% nondeductible excise tax on amounts not so distributed. The formula requires a Fund to distribute each calendar year at least 98% of its ordinary income (excluding tax-exempt income) for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and any ordinary income and capital gains for prior years that was not previously distributed.

         The determination of the nature and amount of investment company taxable income of a Fund will be based solely on the transactions in, and on the income received and expenses incurred by or allocated to, the Fund. Each AARP Fund intends to offset any realized net capital gains against any capital loss carryforward before making capital gains distributions to shareholders.

         Distributions of any investment company taxable income (which includes interest, dividends and the excess of net short-term capital gain over net long-term capital loss, less expenses) are taxable to shareholders as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.

         Generally, each Fund will distribute any net capital gains (the excess of its net realized long-term capital gain over its net realized short-term capital loss). If a Fund retains its net capital gains for investment, requiring Federal income tax to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to its shareholders. As a result, shareholders (a) will be required to include in income for Federal income tax purposes, as long-term capital gains their proportionate share of such undistributed amounts and (b) will be entitled to credit their proportionate share of the Federal income tax paid thereon by the Fund against their Federal income tax liability. In the case of shareholders whose long-term capital gains would be taxed at a lower rate, the amount of the credit for tax paid by a Fund in excess of the shareholder's actual tax on capital gains may be applied to reduce the net amount of tax otherwise payable by such shareholders in respect of their other income or, if no tax is payable, the excess may be refunded. For Federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between its pro rata share of such gains and its tax credit. If a Fund retains net capital gains, it may not be treated as having met the excise tax distribution requirement.

         Distributions of net capital gains that a Fund designates as capital gains dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders and are not eligible for the corporate dividends - received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain on such shares.

         Distributions of investment company taxable income and net realized capital gains by a Fund will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date.

         Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital upon distribution which will nevertheless be taxable to them.

         Shareholders who redeem, sell or exchange shares of a Fund may realize gain or loss if the proceeds are more or less than the shareholder's purchase price. Such gain or loss generally will be a capital gain or loss if the Fund shares were capital assets in the hands of the shareholder, and generally will be long-term or short-term, depending on the length of time the Fund shares were held. However, if a shareholder realizes a loss on the sale of a share held at the time of sale for six months or less, such loss will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. A gain realized on a redemption, sale or exchange will not be affected by a reacquisition of shares. A loss realized on a redemption, sale or exchange, however, will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Fund's holding period for the option and in the case of an exercise of a put option on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Fund. If a Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by a Fund is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by a Fund is not a taxable transaction for the Fund.

         Many futures contracts, certain foreign currency forward contracts and all listed nonequity options (including options on debt securities, options on futures contracts, options on securities indices and options on broad-based stock indices) will constitute "section 1256 contracts." Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on October 31) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60% long-term and 40% short-term capital gain or loss. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income.

         Positions of a Fund which consist of at least one security and at least one option or other position with respect to the security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulatories may supply similar treatment to other transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         A Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark to market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any set mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a Fund level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by those countries.


         The AARP Global Growth Fund and the AARP International Stock Fund each may qualify for the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. Furthermore, the payment of foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect under Section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

         If a Fund does not make the election permitted under section 853 any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income. Absent this election, shareholders will not be able to claim either a credit or a deduction for their pro rata portion of such taxes paid by the Fund, nor will shareholders be required to treat as part of the amounts distributed to them their pro rata portion of such taxes paid.

         Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount represents interest for Federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount earned in a given year generally is treated for Federal income tax purposes as income earned by the Funds, and therefore is subject to the distribution requirements of the Code. The amount of income earned by the Funds is determined on the basis of a constant yield to maturity which takes into account at least semi-annual or annual compounding (depending on the date of the security) of accrued interest. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

         In addition, some of the debt securities may be purchased by the Funds at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of many debt securities, including tax-exempt securities, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         The Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         In addition to Federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions from the Funds. Under the laws of certain states, distributions of investment company taxable income are taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if received directly by the resident of such state, would be exempt from such state's income tax. Shareholders should consult their own tax advisers with respect to the tax status of distributions from the Funds in their own state and localities.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, Trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that such a shareholder would be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts constituting ordinary income to him or her.


         Special Information Regarding AARP High Quality Tax Free Money Fund and AARP Insured Tax Free General Bond Fund: Each of the AARP High Quality Tax Free Money and AARP Insured Tax Free General Bond Funds intend to qualify to pay "exempt-interest dividends" to its shareholders. Each Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities of states, U.S. possessions, their political subdivisions, and the District of Columbia, the interest on which is exempt from Federal tax.

To the extent that the Funds' dividends distributed to shareholders are derived from earnings on interest income exempt from Federal tax and are designated as "exempt-interest dividends" by the Funds, they will be excludable from a shareholder's gross income for Federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits. In addition, interest on certain municipal obligations (private activity bonds) will be treated as a preference item for purposes of calculating the alternative minimum tax for individuals and for corporations. Similarly, income distributed by the Funds, including exempt-interest dividends, may constitute an adjustment to alternative minimum taxable income of corporate shareholders. The Funds do not intend to purchase any private activity bonds. The Funds will inform shareholders annually as to the portion of the distributions from the Funds which constituted "exempt-interest dividends."


         To the extent that the Funds' dividends are derived from interest on their temporary taxable investments or from an excess of net short-term capital gain over net long-term capital loss, they are considered ordinary taxable income for Federal income tax purposes. Distributions, if any, of net long-term capital gains from the sale of securities are taxable as long-term capital gains regardless of the length of time the shareholder has owned Fund shares. However, if a shareholder realizes a loss on the sale of a share held at the time of sale for six months or less, such loss will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, a loss realized by a shareholder on the sale of shares of the Funds with respect to which exempt-interest dividends have been paid will be disallowed if such shares have been held by the shareholder for six months or less (to the extent of exempt-interest dividends paid).

         Under the Code, a shareholder's interest expense deductions with respect to indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as either of the AARP Tax Free Funds, may be limited. In addition, under rules issued by the Internal Revenue Service for determining when borrowed Funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed Funds even though the borrowed Funds are not directly traceable to the purchase of shares.

         Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuer. Neither AARP, the Fund Manager, nor Counsel to the Funds makes any review of proceedings relating to the issuer of municipal securities or the bases of such opinions.

         The foregoing description regarding the AARP Tax Free Funds relates only to Federal income tax law. Investors should consult with their tax advisers as to exemption from other state or local law. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Funds.

         Special Information  Regarding the AARP Managed Investment  Portfolios:
Distributions of an underlying AARP Mutual Fund's investment company taxable income are taxable as ordinary income to an AARP Managed Investment Portfolio which invests in the Fund. Distributions of the excess of an underlying AARP Mutual Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are reported as long-term capital gain by an AARP Managed Investment Portfolio which invests in the Fund, regardless of how long the Portfolio held the Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by an AARP Managed Investment Portfolio of shares of an underlying AARP Mutual Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the
Portfolio's holding period for the shares. The AARP Managed Investment Portfolios will not be eligible to elect to "pass through" to their shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by an underlying AARP Mutual Fund.


                        BROKERAGE AND PORTFOLIO TURNOVER

Brokerage Commissions


          Allocation of brokerage is supervised by the Fund Manager.

         The primary objective of the Fund Manager in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission, where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Fund Manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Fund Manager routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income portfolio securities are generally placed by the Fund Manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         AARP Managed Investment Portfolio investments are made directly in Underlying AARP Funds with no commissions.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Fund Manager's practice to place orders with broker/dealers who supply brokerage and research services to the Fund Manager or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Fund Manager is authorized when placing portfolio transactions , as applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Fund Manager has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Fund Manager or a Fund in exchange for the direction by the Fund Manager of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity transactions. The Fund
Manager will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Fund Manager will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Fund Manager; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Fund Manager, it is the opinion of the Fund Manager that such information only supplements the Fund Manager's own research effort since the information must still be analyzed, weighed, and reviewed by the Fund Manager's staff. Such information may be useful to the Fund Manager in providing services to clients other than a Fund, and not all such information is used by the Fund Manager in connection with a Fund. Conversely, such information provided to the Fund Manager by broker/dealers through whom other clients of the Fund Manager effect securities transactions may be useful to the Fund Manager in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

TO BE UPDATED

         For the fiscal years ended September 30, 1997 , 1998 and 1999 the AARP Growth and Income Fund paid total brokerage commissions of $4,618,820, $6,932,351 and $______, respectively. For the fiscal year ended September 30, 1999, $_________ (___%) of the total brokerage commissions paid by AARP Growth and Income Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $_________ of which $__________ (___% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.

         For each year of the fiscal years ended September 30, 1997 , 1998 and 1999 the AARP Capital Growth Fund paid total brokerage commissions of $734,958 , $1,239,270 and $________, respectively. For the fiscal year ended September 30, 1999, $________ (__%) of the total brokerage commissions paid by AARP Capital Growth Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $_________, of which $________ (__% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.


         For each year of the fiscal years ended September 30, 1997 , 1998 and 1999 the AARP Balanced Stock and Bond Fund paid brokerage commissions of $229,436, $386,854 and $________, respectively. For the fiscal year ended September 30, 1999, $_________ (___%) of the total brokerage commissions paid by AARP Balanced Stock and Bond Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $__________, of which $_________ (__% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.


         For each year of the fiscal years ended September 30, 1997 , 1998 and 1999 paid brokerage commissions of $180,078 , $209,360 and $_________, respectively. For the fiscal year ended September 30, 1999, $_______ (__%) of the total brokerage commissions paid by AARP Global Growth Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $_________, of which $_________ (__% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.


         For the fiscal period February 1, 1997 (commencement of operations) until September 30, 1997, the AARP Small Company Stock Fund paid total brokerage commissions of $37, and for the fiscal years ended September 30, 1998 and 1999 paid brokerage commissions of $106,149 and $_______, respectively. For the fiscal year ended September 30, 1999, $______ (__%) of the total brokerage commissions paid by AARP Small Company Stock Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $________, of which $_________ (__% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.

         For the fiscal period February 1, 1997 (commencement of operations) until September 30, 1997, the AARP International Stock Fund paid total brokerage commissions of $74,937, and for the fiscal years ended September 30, 1998 and 1999 paid brokerage commissions of $163,064 and $________, respectively. For the fiscal period ended September 30, 1999, $________ __7%) of the total brokerage commissions paid by AARP International Stock Fund resulted from orders for transactions placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Fund Manager. The amount of such transactions aggregated $_________, of which $________ (__% of all brokerage transactions) were transactions which included research commissions. The balance of such brokerage was not allocated to a particular broker or dealer with regard to the above-mentioned or other special factors.

Portfolio Turnover


         Each Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage and transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet each Fund's objective. The portfolio turnover rates for the fiscal years ended September 30, 1997, 1998 and 1999 for five of the non-money market Funds were: AARP High Quality Short Term Bond Fund, 83.26% , 137.60% and ___% AARP GNMA and U.S. Treasury Fund, 86.76% , 160.40% and
____% AARP Insured Tax Free General Bond Fund, 7.61% , 6.21% and ___% AARP Growth and Income Fund, 33.40% , 40.19% and ___%; AARP Capital Growth Fund, 39.04% , 53.18% and ___%, all respectively. The portfolio turnover rate for the fiscal years ended September 30, 1997 , 1998 and 1999 for the AARP Balanced Stock and Bond Fund was 26.79% , 56.69% and ___%, respectively. The portfolio turnover rate for AARP Global Growth Fund for the fiscal years ended September 30, 1997 , 1998 and 1999 was 31.34% , 59.15% and ___%, respectively. The portfolio turnover rates for AARP Bond Fund for Income, AARP U.S. Stock Index Fund, AARP International Stock Fund, and AARP Small Company Stock Fund for the period February 1, 1997 (commencement of operations) to September 30, 1997 were 13.69%, 14.52%, 50.73% and 5.01%, respectively; and for the fiscal years ended September 30, 1998 and 1999 were 130.56%, 1.11%, 75.28% and 12.4%, respectively and ___%, ___%, ___% and ___%, respectively.



                                 NET ASSET VALUE

AARP Money Funds


         The net asset value per share of the Funds is determined by Scudder Fund Accounting Corporation twice daily as of twelve o'clock noon and the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day when the Exchange is open for trading. The Exchange is normally closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The valuation of AARP High Quality Money Fund's, AARP Premium Money Fund's, and AARP High Quality Tax Free Money Fund's portfolio securities is each based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of AARP High Quality Money Fund's, AARP Premium Money Fund's, and AARP High Quality Tax Free Money Fund's securities through receipt of regular reports from the Fund Manager at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.


AARP Non-Money Market Funds


         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security, which is traded on the Nasdaq Stock Stock Market, Inc. ("Nasdaq") system, will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security is valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price if there are sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation as of the Value Time.


         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Fund Manager may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         Trading in securities on foreign securities exchanges is normally completed before the close of regular trading on the Exchange. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the Exchange, or may take place on days on which there is no regular trading on the Exchange. If events materially affecting the value of a Fund's portfolio securities occur between the time when these foreign exchanges close and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined by each Trust's Board of Directors. Shares of AARP Underlying Funds in which the AARP Diversified Portfolios invest in determine net asset value after the order to purchase shares of an AARP underlying fund is placed by the Portfolios.

         If, in the opinion of each Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of the AARP Funds included in the AARP Funds' Prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the AARP Funds in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Shareholder Indemnification

         Each of the Trusts is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Each Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. Each Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Trust itself would be unable to meet its obligations. No series of one Trust is liable for the obligations of another series in the AARP complex.

Ratings of Corporate Bonds

         The three highest ratings of Moody's for corporate bonds are Aaa, Aa and A. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa ratings group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa securities. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Although factors giving security to principal and interest on bonds rated A are adequate, other elements may be present which suggest a susceptibility to impairment sometime in the future.

         The three highest ratings of S&P for corporate bonds are AAA (Prime), AA (High-grade) and A. Bonds rated AAA have the highest rating assigned by Standard and Poor's Corporation to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rating issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Ratings of Commercial Paper

         The ratings Prime-1 and Prime-2 are the highest commercial paper ratings assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; 6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Prime-2 ratings are assigned by Moody's to commercial paper issuers which have a strong capacity for meeting their obligations in a timely fashion. However, their financial, economic and managerial capacities will be less than that of Prime-1 borrowers. Financial characteristics such as earnings, coverage ratios and capitalization will be more affected by external economic factors than Prime-1 borrowers. Liquidity is still believed to be ample.

         The two highest ratings of S&P for commercial paper are A-1 and A-2. Commercial paper rated A-1 or better by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better, although in some cases BBB credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are unquestioned.

         S&P will assign an A-2 rating to the commercial paper of companies which have the capacity for timely payment on issues. However, the relative degree of safety is less than for issuers rated A-1.

Ratings of Municipal Bonds

         The three highest ratings of Moody's for municipal bonds are Aaa, Aa, and A. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         The three highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), and A (Good grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of Funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         S&P's top ratings for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The ratings F-1+ and F-1 are the two highest ratings assigned by Fitch Investors Service. Among the factors considered by Fitch in assigning these rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is within these two ratings.

Other Information

         Each AARP Fund has a fiscal year ending on September 30.


The CUSIP number for AARP High Quality Money Fund is 000036E-10-7
The CUSIP number for AARP GNMA & U.S. Treasury Fund is 00036M-10-9.
The CUSIP number for AARP High Quality Short Term Bond Fund is 00036M-20-8. The CUSIP number for AARP Bond Fund for Income Fund is 00036M-30-7.
The CUSIP number for AARP Tax Free Money Fund is 00036Q-10-0.
The CUSIP number for AARP Insured Tax Free General Bond Fund is 00036Q-20-9. The CUSIP number for AARP Balanced Stock & Bond is 00036J-30-4.
The CUSIP number for AARP Growth & Income Fund is 00036J-10-6.
The CUSIP number for AARP Capital Growth Fund is 00036J-20-5.

The CUSIP number for AARP Global Growth Fund is 00036J-40-3.
The CUSIP number for AARP U.S. Stock Index Fund is 00036J-50-2
The CUSIP number for AARP International Stock Fund is 00036J-60-1.
The CUSIP number for AARP Small Company Stock is 00036J-70-0.
The CUSIP number for AARP Diversified Income with Growth Portfolio is
  00036W-20-6.
The CUSIP number for AARP Diversified Growth Portfolio is 00036W-10-7. The CUSIP number for AARP Premium Money Fund is 00036E-20-6.

         Portfolio securities of the AARP Funds (except the AARP Global Growth Fund and the AARP International Stock Fund) are held separately, pursuant to a custodian agreement with each Trust, by State Street Bank and Trust Company of Boston as Custodian.

         Portfolio securities of AARP Global Growth Fund are held separately, pursuant to a custodian agreement with AARP Growth Trust on behalf of the AARP Global Growth Fund and the AARP International Stock Fund, by Brown Brothers Harriman & Co. of Boston as Custodian.


         The firm of Dechert Price & Rhoads is legal counsel for the Trusts.

         The Trusts also have a shareholder servicing agreement with Scudder Service Corporation ("SSC"), a subsidiary of the Fund Manager. As shareholder servicing agent, SSC provides various transfer agent, dividend disbursing, and shareholder communication functions. The amount charged to each Fund by SSC is shown in the table below, and is included in "Services to shareholders" in the Statements of Operations in the Financial Statements.

         Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Fund Manager, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds. The amount charged to each Fund by SFAC is shown in the table below, and is included in "Custodian and accounting fees" in the Statements of Operations in the Financial Statements.


TO BE UPDATED


         For the period ended September 30 the amounts charged by SSC to the Funds were as follows:


                                                                                       Total SSC
                                                   1999 Amount       1998 Amount       Unpaid at       1997 Amount
                                                    Charged to       Charged to      September 30,   Charged to Fund
                      Fund                          Fund by SSC    Fund by SSC(a)        1998*            by SSC
----------------------------------------------------------------------------------------------------------------------
AARP High Quality Money Fund                                       1,468,693        122,515           1,505,677
AARP High Quality Tax Free Money Fund                                223,127         17,611             256,965
AARP GNMA and U.S. Treasury Fund                                   6,193,111        498,878           6,732,169
AARP High Quality Short Term Bond Fund                             1,289,889        102,861           1,455,652
AARP Insured Tax Free General Bond Fund                            1,592,232        128,242           1,741,482
AARP Bond Fund for Income
AARP Balanced Stock and Bond Fund                                  1,791,697        152,948           1,357,972
AARP Growth and Income Fund                                        8,952,348        765,506           6,853,761
AARP U.S. Stock Index Fund
AARP Capital Growth Fund                                           2,369,216        206,839           1,889,072
AARP Small Company Stock Fund                                        435,353         40,967              93,491
AARP Global Growth Fund                                              600,827         49,291             558,504
AARP International  Stock Fund                                       150,764         13,513


* Total unpaid amounts are included in "Other payables and accrued expenses" in the Statements of Assets and Liabilities in the Financial Statements.

(a) SSC did not impose any or a portion of its fee for the AARP Bond Fund for Income, AARP U.S. Stock Index Fund, AARP Small Company Stock Fund, and AARP International Stock Fund amounting to $185,110, $241,377, respectively.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of Scudder Kemper Investments, Inc., computes net asset value for each Fund. AARP High Quality Money Fund, AARP Premium Money Fund, and AARP High Quality Tax Free Money Fund each pay Scudder Fund Accounting an annual fee equal to 0.020% on the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million, up to and including $1 billion and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP Tax Free General Bond Fund pays Scudder Fund Accounting an annual fee equal to 0.024% on the first $150 million of average daily net assets, 0.0070% on such assets in excess of $150 million up to and including $1 billion, and 0.0040% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP High Quality Short Term Bond Fund, AARP GNMA and U.S. Treasury Fund and AARP Bond Fund for Income each pay Scudder Fund Accounting an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million up to and including $1 billion, and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. AARP Balanced Stock and Bond Fund, AARP Growth and Income Fund, AARP U.S. Stock Index Fund, AARP Capital Growth Fund and AARP Small Company Stock Fund each pay Scudder Fund Accounting an annual fee equal to 0.025% on the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million up to and including $1 billion, and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges. AARP Global Growth Fund and Scudder International Stock Fund each pay Scudder Fund Accounting Corporation an annual fee equal to 0.065% on the first $150 million of average daily net assets, 0.0400% of such assets in excess of $150 million up to and including $1 billion, and 0.0200% of such assets in excess of $1 billion, plus holding and transaction charges for this service.


         Many of the investment changes in the Funds will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders. These transactions will reflect investment decisions made by the Fund Manager in light of the objectives and policies of the Funds, and such factors as its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.


         Costs of $13,000 incurred by AARP Bond Fund for Income in conjunction with its organization are amortized over the five-year period beginning February 1, 1997.

         Costs of $16,000 incurred by AARP U.S. Stock Index Fund in conjunction with its organization are amortized over the five-year period beginning February 1, 1997.

         Costs  of  $13,000  incurred  by  AARP  International   Stock  Fund  in
conjunction with its organization are amortized over the five-year period beginning February 1, 1997.

         Costs of $13,000 incurred by AARP Small Company Stock Fund in conjunction with its organization are amortized over the five-year period beginning February 1, 1997.


         Each Trust is located at Two International Place, Boston, Massachusetts 02110-4103 (telephone: 1-800-253-2277). Each Trust has filed with the U.S. Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the shares of the Funds offered by the Prospectus. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statements, certain parts of which are omitted in accordance with Rules and Regulations of the SEC. The Registration Statements may be inspected at the principal office of the SEC at 450 Fifth Street, N.W., Washington, D.C. and copies of the Registration Statements may be obtained from the SEC for a fee.

Tax-Exempt Income vs. Taxable Income

         The following chart demonstrates that tax-free yields are equivalent to higher taxable yields due to their tax-exempt status. For example, tax-free interest of 5% is the equivalent of 6.94% taxable in a 28% tax bracket. Please refer to the chart below for more examples.


TO BE UPDATED

         The following table illustrates comparative yields from taxable and tax-exempt obligations under federal income tax rates in effect for the 1999 calendar year.

1999 Taxable Income                           To Equal Hypothetical Tax-Free Yields of 5%, 7% and 9%,
Brackets+                                            a Taxable Investment Would Have To Earn**

         Individual             Federal
          Return                Tax Rates            5%                7%               9%
          ------                ---------            --                --               --

$0 - $25,350                      15.0%             5.88%             8.24%            10.59%
$25,351 - $61,400                 28.0%             6.94              9.72             12.5
$61,401 - $128,100                31.0%             1.25             10.14             13.04
$128,101 - $278,450               36.0%             7.81             10.94             14.06
Over $278,450                     39.6%             8.28             11.59             14.9

           Joint                 Federal
          Return                Tax Rates            5%                7%               9%
          ------                ---------            --                --               --

$0 - $42,350                      15.0%             5.88              8.24             10.59
$42,351 - $102,300                28.0%             6.94              9.72             12.5
$102,301 - $155,950               31.0%             7.25             10.14             13.04
$155,951 - $278,450               36.0%             7.81             10.94             14.06
Over $278,450                     39.6%             8.28             11.59             14.9

** These illustrations assume the federal alternative minimum tax is not applicable, that an individual is not a "head of household" and claims one exemption and that taxpayers filing a joint return claim two exemptions. Note also that these federal income tax brackets and tax rates do not take into account the effects of (i) a reduction in the deductibility of itemized deductions for taxpayers whose federal adjusted gross income exceeds $124,500 ($62,250 in the case of a married individual filing a separate return), or (ii) the gradual phase-out of the personal exemption amount for taxpayers whose federal adjusted gross income exceeds $124,500 (for single individuals) or $186,800 (for married individuals filing jointly). The effective federal tax rates and equivalent yields for such taxpayers would be higher than those shown above.

+++ This illustration is based on estimated break points using the Internal Revenue Service's formula.


TO BE UPDATED


Example:*

         Based on 1999 federal tax rates, a married couple filing a joint return with two exemptions and taxable income of $50,000 would have to earn a tax-equivalent yield of 6.94% in order to match a tax-free yield of 5%.

         There is no guarantee that an AARP Fund will achieve a specific yield. While most of the income distributed to the shareholders of the AARP High Quality Tax Free Money Fund and the AARP Insured Tax Free General Bond Fund will be exempt from federal income taxes, portions of such distributions may be subject to federal income taxes and may also be subject to state and local taxes.

* Net amount subject to federal income tax after deductions and exemptions, exclusive of the federal alternative minimum tax.

                              FINANCIAL STATEMENTS

         The financial statements and notes, including the investment portfolio, of each AARP Fund, together with the Report of Independent Accountants and Supplementary Information are incorporated by reference in this SAI.

                                AARP GROWTH TRUST
                        AARP BALANCED STOCK AND BOND FUND
                           AARP GROWTH AND INCOME FUND
                           AARP U.S. STOCK INDEX FUND
                             AARP GLOBAL GROWTH FUND
                            AARP CAPITAL GROWTH FUND
                    AARP INTERNATIONAL GROWTH AND INCOME FUND
                          AARP SMALL COMPANY STOCK FUND

                            PART C. OTHER INFORMATION


   Item 23.      Exhibits.
   --------      ---------

                    (a)          (a)(1)     Amended and Restated Declaration of Trust dated September 13, 1996.
                                            (Previously filed as Exhibit 1(a)(4) to Post-Effective Amendment No. 20 to
                                            the Registration Statement)

                    (b)          (b)(1)     By-Laws of the Registrant as amended March 17, 1993. (Previously filed as
                                            Exhibit 2(a)(2) to Post-Effective Amendment No. 14 to the Registration
                                            Statement)

                                 (b)(2)     Certificate as to Resolution of Board Members dated June 24, 1996 amending
                                            By-Laws of the Registrant dated March 17, 1993. (Previously filed as Exhibit
                                            2(a)(3) to Post-Effective Amendment No. 20 to the Registration Statement)

                    (c)          (c)(1)     Establishment of Series dated November 27, 1984. (Previously filed as
                                            Exhibit 1(b)(1) to Post-Effective Amendment No. 25 to the Registration
                                            Statement)

                                 (c)(2)     Establishment and Designation of Series of Beneficial Interest dated
                                            September 22, 1993. (Previously filed as Exhibit 1(b)(2) to Post-Effective
                                            Amendment No. 25 to the Registration Statement)

                                 (c)(3)     Establishment and Designation of Series of Beneficial Interest dated
                                            September 22, 1993. (Previously filed as Exhibit 1(b)(2) to Post-Effective
                                            Amendment No. 25 to the Registration Statement)

                                 (c)(4)     Establishment and Designation of Series of Beneficial Interest dated
                                            November 17, 1995. (Previously filed as Exhibit 1(b)(3) to Post-Effective
                                            Amendment No. 18 to the Registration Statement)

                                 (c)(5)     Establishment and Designation of Series of Beneficial Interest dated
                                            November 12, 1996. (Previously filed as Exhibit 1(b)(4) to Post-Effective
                                            Amendment No. 20 to the Registration Statement)

                    (d)          (d)(1)     Investment Management Agreement with respect to AARP Balanced Stock and Bond
                                            Fund, AARP Capital Growth Fund, AARP Global Growth Fund, AARP Growth and
                                            Income Fund, AARP International Growth and Income Fund, and AARP Small
                                            Company Stock Fund between the Registrant and Scudder, Kemper Investments,
                                            Inc. dated September 7, 1998. (Previously filed as Exhibit (d)(8) to
                                            Post-Effective Amendment No. 26 to the Registration Statement)

                                 (d)(2)     Investment Management Agreement with respect to AARP U.S. Stock Index Fund between the Registrant and Scudder, Kemper Investments, Inc. dated


                                            September 7, 1998. (Previously filed as Exhibit (d)(9) to Post-Effective Amendment No.
                                            26 to the Registration Statement)

                                 (d)(3)     Subadvisory Agreement among AARP/Scudder Financial Management Company,
                                            Scudder, Stevens & Clark, Inc., and the Registrant dated December 16, 1985.
                                            (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 5 to the
                                            Registration Statement)

                                 (d)(4)     Subadvisory Agreement between Scudder Kemper Investments, Inc., and Bankers
                                            Trust Company with respect to AARP U.S. Stock Index Fund dated December 31,
                                            1997. (Previously filed as Exhibit (d)(12) to Post-Effective Amendment No.
                                            26 to the Registration Statement)

                    (e)          (e)(1)     Underwriting Agreement between the Registrant and Scudder Fund Distributors,
                                            Inc. dated September 7, 1998. (Previously filed as Exhibit (e)(2) to
                                            Post-Effective Amendment No. 26 to the Registration Statement)

                    (f)                     Inapplicable

                    (g)          (g)(1)     Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company dated November 30, 1984. (Previously filed as Exhibit 8(a)(1) to
                                            Post-Effective Amendment No. 25 to the Registration Statement)

                               (g)(1)(a)    Fee Schedule to the Custodian Agreement. (Previously filed as Exhibit
                                            8(a)(2) to Post-Effective Amendment No. 25 to the Registration Statement)

                               (g)(1)(b)    Revised Fee Schedule to the Custodian Agreement. (Previously filed as
                                            Exhibit 8(a)(6) to Post-Effective Amendment No. 17 to the Registration
                                            Statement)

                                 (g)(2)     Additional Provision to the Custodian Agreement between the Registrant and
                                            State Street Bank and Trust Company dated November 30, 1984. (Previously filed as Exhibit 8(a)(3) to Post-Effective Amendment No. 25 to the
                                            Registration Statement)

                                 (g)(3)     Amendment dated September 23, 1987 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                            (Previously filed as Exhibit 8(a)(4) to Post-Effective Amendment No. 25 to
                                            the Registration Statement)

                                 (g)(4)     Amendment dated September 15, 1988 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                            (Previously filed as Exhibit 8(a)(5) to Post-Effective Amendment No. 25 to
                                            the Registration Statement)

                                 (g)(5)     Amendment dated March 3, 1999 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company dated November 30, 1984 is filed herein.

                                 (g)(6)     Custodian Agreement between the Registrant, on behalf of AARP Global Growth
                                            Fund and AARP International Growth and Income Fund, and Brown Brothers
                                            Harriman & Co. dated February 1, 1996. (Previously filed as Exhibit 8(a)(7)
                                            to Post-Effective Amendment No. 19 to the Registration Statement)

                                 (g)(7)     Fee Schedule to the Custodian Agreement between the Registrant and Brown
                                            Brothers Harriman & Co. dated February 1, 1996. (Previously filed as Exhibit

                                       2

                                            8(a)(8) to Post-Effective Amendment No. 19 to the Registration Statement)

                    (h)          (h)(1)     Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989. (Previously filed as Exhibit 9(a)
                                            to Post-Effective Amendment No. 25 to the Registration Statement)

                                 (h)(2)     Amendment dated February 1, 1999 to the Transfer Agency and Service
                                            Agreement between the Registrant and Scudder Service Corporation (Previously
                                            filed as Exhibit (h)(2) to Post-Effective Amendment No. 27 to the
                                            Registration Statement)

                                 (h)(3)     Fee schedule to the Transfer Agency between the Registrant and Scudder
                                            Service Corporation dated February 1, 1999 (Previously filed as Exhibit
                                            (h)(3) to Post-Effective Amendment No. 27 to the Registration Statement).

                                 (h)(4)     Member Services Agreement between AARP Financial Services Corp. and Scudder
                                            Kemper Investments, Inc. dated September 7, 1998. (Previously filed as
                                            Exhibit (h)(4) to Post-Effective Amendment No. 26 to the Registration
                                            Statement)

                                 (h)(5)     Service Mark License Agreement among Scudder, Stevens & Clark, Inc.,
                                            American Association of Retired Persons, the Registrant, AARP Cash
                                            Investment Funds, AARP Income Trust and AARP Tax Free Income Trust dated
                                            March 20, 1996. (Previously filed as Exhibit 9(c)(1) to Post-Effective
                                            Amendment No. 20 to the Registration Statement)

                                 (h)(6)     Shareholder Service Agreement between the Registrant and Scudder Service
                                            Corporation dated June 1, 1988. (Previously filed as Exhibit 9(d) to
                                            Post-Effective Amendment No. 25 to the Registration Statement)

                                 (h)(7)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            Balanced Stock and Bond Fund, and Scudder Fund Accounting Corporation dated
                                            October 20, 1995. (Previously filed as Exhibit 9(e) to Post-Effective
                                            Amendment No. 25 to the Registration Statement)

                                 (h)(8)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            Capital Growth Fund, and Scudder Fund Accounting Corporation dated September
                                            5, 1995. (Previously filed as Exhibit 9(f) to Post-Effective Amendment No.
                                            25 to the Registration Statement)

                                 (h)(9)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            Growth and Income Fund, and Scudder Fund Accounting Corporation dated
                                            September 5, 1995. (Previously filed as Exhibit 9(g) to Post-Effective
                                            Amendment No. 25 to the Registration Statement)

                                (h)(10)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            Global Growth Fund, and Scudder Fund Accounting Corporation dated February
                                            1, 1996. (Previously filed as Exhibit 9(h) to Post-Effective Amendment No.
                                            25 to the Registration Statement)

                                (h)(11)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            Small Company Stock Fund, and Scudder Fund Accounting Corporation dated
                                            February 1, 1997. (Previously filed as Exhibit (h)(11) to Post-Effective
                                            Amendment No. 26 to the Registration Statement)

                                (h)(12)     Fund Accounting Services Agreement between the Registrant, on behalf of

                                       3

                                            AARP U.S. Stock Index Fund, and Scudder Fund Accounting Corporation dated
                                            February 1, 1997. (Previously filed as Exhibit (h)(12) to Post-Effective
                                            Amendment No. 26 to the Registration Statement)

                                (h)(13)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP
                                            International Growth and Income Fund, and Scudder Fund Accounting
                                            Corporation dated February 1, 1997. (Previously filed as Exhibit (h)(13) to
                                            Post-Effective Amendment No. 26 to the Registration Statement)

                                (h)(14)     COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated February 1, 1997. (Previously filed as Exhibit (h)(14)
                                            to Post-Effective Amendment No. 26 to the Registration Statement)

                                (h)(15)     Fee Schedule for Exhibit (h)(15). (Previously filed as Exhibit (h)(14)(a) to
                                            Post-Effective Amendment No. 26 to the Registration Statement)

                    (i)                     Legal Opinion and Consent of Counsel to be filed by amendment.

                    (j)                     Consent of Independent Accountant to be filed by amendment

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)                     Inapplicable

                    (n)                     Financial Data Schedule to be filed by amendment.

                    (o)                     Inapplicable

                  Power of Attorney for Cuyler W. Findlay, Adelaide Attard, Cyril F. Brickfield, Robert N. Butler, Robert J. Myers, James
                  H. Schulz and Gordon Shillinglaw is incorporated by reference to the Signature Page of Post-Effective Amendment No. 8.

                  Power of Attorney for Linda C. Coughlin is incorporated by reference to the Signature Page of Post-Effective Amendment No. 18.

                  Power of Attorney for Carole Lewis Anderson, Esther Canja, Edgar R. Fiedler, Eugene P. Forrester and George L. Maddox, Jr. is incorporated by reference to the Signature Pages of Post-Effective Amendment No. 21.

                  Power of Attorney for Jean Gleason Stromberg is incorporated by reference to Post-Effective Amendment No. 24.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**

                                       6

                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

                                       7

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                     R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.


         (1)                               (2)                                     (3)

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Chairperson and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                       8

         Name and Principal                Positions and Offices with              Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          Vice President
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John Hebble                       Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA 02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   None
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President and Secretary
         345 Park Avenue                   Legal Officer and Assistant Clerk
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)


                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and         Redemption          Brokerage             Other
                 Underwriter             Commissions        and Repurchase       Commissions          Compensation
                 -----------             -----------        --------------       -----------          ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc.., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 24th day of November, 1999.

                                              AARP GROWTH TRUST

                                           By /s/John Millette
                                              ----------------------------------
                                              John Millette, Vice President
                                              and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Linda C. Coughlin
--------------------------------------
Linda C. Coughlin*                          Chairperson and Trustee                      November 24, 1999

/s/Carole Lewis Anderson
--------------------------------------
Carole Lewis Anderson*                      Trustee                                      November 24, 1999

/s/Adelaide Attard
--------------------------------------
Adelaide Attard*                            Trustee                                      November 24, 1999

/s/Robert N. Butler
--------------------------------------
Robert N. Butler*                           Trustee                                      November 24, 1999

/s/Horace Deets
--------------------------------------
Horace Deets*                               Trustee                                      November 24, 1999

/s/Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler*                           Trustee                                      November 24, 1999

/s/Eugene P. Forrester
--------------------------------------
Eugene P. Forrester*                        Trustee                                      November 24, 1999

/s/George L. Maddox, Jr.
--------------------------------------
George L. Maddox, Jr.*                      Trustee                                      November 24, 1999

/s/Robert J. Myers
--------------------------------------
Robert J. Myers*                            Trustee                                      November 24, 1999

/s/James H. Schulz
--------------------------------------
James H. Schulz*                            Trustee                                      November 24, 1999

/s/Gordon Shillinglaw
--------------------------------------
Gordon Shillinglaw*                         Trustee                                      November 24, 1999

/s/Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg                      Trustee                                      November 24, 1999


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer                                    November 24, 1999



*By   /s/John Millette
      --------------------------------------------
      John Millette
      Attorney-in-fact pursuant to the powers
      of attorney for Linda C. Coughlin, Carole
      Lewis Anderson, Adelaide Attard, Robert
      N. Butler, Horace Deets, Edgar R.
      Fiedler, Eugene P. Forrester, George L.
      Maddox, Jr., Robert J. Myers, James H.
      Schulz and Gordon Shillinglaw contained
      in this Post-Effective amendment to the
      Registration Statement.

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Linda C. Coughlin
---------------------------------------
Linda C. Coughlin                            Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Carole Lewis Anderson
---------------------------------------
Carole Lewis Anderson                        Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Adelaide Attard
---------------------------------------
Adelaide Attard                              Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Robert N. Butler                                                                       6/2/99
---------------------------------------
Robert N. Butler                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                           AARP TAX FREE INCOME TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Horace B. Deets
---------------------------------------      Executive Director                           7/7/99
Horace Deets                                 Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Edgar R. Fiedler                                                                       6/28/99
---------------------------------------
Edgar R. Fiedler                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Eugene P. Forrester                                                                    5 Jul 99
---------------------------------------
Eugene P. Forrester                          Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/George L. Maddox, Jr.                                                                  7/8/99
---------------------------------------
George L. Maddox, Jr.                        Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Robert J. Myers                                                                        July 2, 1999
---------------------------------------
Robert J. Myers                              Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/James H. Schulz                                                                        July 5, 1999
---------------------------------------
James H. Schulz                              Trustee

                                POWER OF ATTORNEY
                                -----------------

                           AARP CASH INVESTMENT FUNDS
                                AARP GROWTH TRUST
                                AARP INCOME TRUST
                    AARP MANAGED INVESTMENT PORTFOLIOS TRUST
                           AARP TAX FREE INCOME TRUST


         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Gordon Shillinglaw                                                                     July 3, 1999
---------------------------------------
Gordon Shillinglaw                           Trustee

                                                               File No. 2-91578
                                                               File No. 811-4048


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 28
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                AARP Growth Trust

                                AARP Growth Trust

                                  EXHIBIT INDEX

                                     (g)(5)



                                       2